Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company (the “Account”), as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

AB VPS Balanced Hedged Allocation (Class B)	Invesco V.I. EQV International Equity Fund (Series I)
AB VPS Sustainable International Thematic Portfolio (Class B)	Invesco V.I. Main Street Mid Cap Fund® (Series I)
AB VPS International Value Portfolio (Class B)	Invesco V.I. Small Cap Equity Fund (Series I)
AB VPS Discovery Value Portfolio (Class B) (formerly AB VPS Small/Mid Cap Value Portfolio (Class B))	Lord Abbett Bond Debenture Portfolio (Class VC)
American Funds IS Asset Allocation Fund (Class 2)	Lord Abbett Dividend Growth Portfolio (Class VC)
American Funds IS Washington Mutual Investors Fund (Class 2)	Lord Abbett Fundamental Equity Portfolio (Class VC)
American Funds IS The Bond Fund of America® (Class 2)	Lord Abbett Growth and Income Portfolio (Class VC)
American Funds IS Capital World Bond Fund® (Class 2)	MFS® Growth Series (Initial Class)
American Funds IS Capital World Growth and Income Fund® (Class 2)	MFS® Investors Trust Series (Initial Class)
American Funds IS Global Growth Fund (Class 2)	MFS® New Discovery Series (Initial Class)
American Funds IS Global Small Capitalization Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)
American Funds IS Growth Fund (Class 2)	MFS® Total Return Series (Initial Class)
American Funds IS Growth-Income Fund (Class 2)	MFS® Value Series (Initial Class)
American Funds IS International Fund (Class 2)	Invesco V.I. Capital Appreciation Fund (Series II)
American Funds IS New World Fund® (Class 2)	Invesco V.I. Global Fund (Series II)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Invesco V.I. Main Street Fund® (Series II)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Invesco V.I. Main Street Small Cap Fund® (Series II)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Putnam VT Small Cap Growth Fund (Class IB)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IA)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Putnam VT Large Cap Value Fund (Class IA)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Putnam VT Global Asset Allocation Fund (Class IA)
Fidelity® VIP Government Money Market Portfolio (Service Class)	Putnam VT Focused International Equity Fund (Class IA)
Fidelity® VIP Growth Portfolio (Service Class 2)	Putnam VT Global Health Care Fund (Class IA)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Putnam VT High Yield Fund (Class IA)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Putnam VT Income Fund (Class IA)
Fidelity® VIP Overseas Portfolio (Initial Class)	Putnam VT International Equity Fund (Class IA)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Putnam VT Emerging Markets Equity Fund (Class IA)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Putnam VT International Value Fund (Class IA)
Franklin DynaTech VIP Fund (Class 2)	Putnam VT Core Equity Fund (Class IA) (formerly Putnam VT Multi-Cap Core Fund (Class IA))
Franklin Income VIP Fund (Class 2)	Putnam VT Government Money Market Fund (Class IA)
Franklin Mutual Global Discovery VIP Fund (Class 2)	Putnam VT Sustainable Leaders Fund (Class IA)
Franklin Mutual Shares VIP Fund (Class 2)	Putnam VT Small Cap Value Fund (Class IB)
Franklin Rising Dividends VIP Fund (Class 2)	Templeton Developing Markets VIP Fund (Class 1)
Franklin Small Cap Value VIP Fund (Class 2)	Templeton Foreign VIP Fund (Class 2)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)
Franklin Strategic Income VIP Fund (Class 1)	Templeton Growth VIP Fund (Class 2)
Putnam VT George Putnam Balanced Fund (Class IA)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
Hartford Balanced HLS Fund (Class IA)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)

SA-1

Report of Independent Registered Public Accounting Firm

Hartford Capital Appreciation HLS Fund (Class IA)	Morgan Stanley VIF Discovery Portfolio (Class II)
Hartford Disciplined Equity HLS Fund (Class IA)	PSF PGIM Government Money Market Portfolio (Class I)
Hartford Dividend and Growth HLS Fund (Class IA)	Putnam VT Large Cap Growth Fund (Class IA) (formerly Putnam VT Growth Opportunities Fund (Class IA))
Hartford International Opportunities HLS Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
Hartford MidCap HLS Fund (Class IA)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
Hartford Small Company HLS Fund (Class IA)	Invesco V.I. American Value Fund (Series II)
Hartford Small Cap Growth HLS Fund (Class IA)	Putnam VT Diversified Income Fund (Class IB)
Hartford Stock HLS Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IB)
Hartford Total Return Bond HLS Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IB)
Hartford Ultrashort Bond HLS Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IB)
Invesco V.I. American Franchise Fund (Series I)	Putnam VT High Yield Fund (Class IB)
Invesco V.I. American Value Fund (Series I)	Putnam VT Income Fund (Class IB)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Putnam VT International Equity Fund (Class IB)
Invesco V.I. Comstock Fund (Series II)	Putnam VT International Value Fund (Class IB)
Invesco V.I. Core Equity Fund (Series I)	Putnam VT Core Equity Fund (Class IB) (formerly Putnam VT Multi-Cap Core Fund (Class IB))
Invesco V.I. Diversified Dividend Fund (Series II)	Putnam VT Sustainable Leaders Fund (Class IB)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Putnam VT Large Cap Growth Fund (Class IB) (formerly Putnam VT Growth Opportunities Fund (Class IB))
Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. High Yield Fund (Series I)
Invesco V.I. Growth and Income Fund (Series II)

We have also audited the accompanying statements of assets and liabilities of Invesco V.I. Discovery Mid Cap Growth Fund (Series I), AB VPS Relative Value Portfolio (Class B) (formerly AB VPS Growth and Income Portfolio (Class B)), Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I) (liquidated July 28, 2023) and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	December 31, 2023	Year ended December 31, 2023	Two years in the period ended December 31, 2023	Three years in the period ended December 31, 2023 and the period from April 30, 2020 to December 31, 2020
AB VPS Relative Value Portfolio (Class B) (Formerly AB VPS Growth and Income Portfolio (Class B))	December 31, 2023	Year ended December 31, 2023	Two years in the period ended December 31, 2023	Four years in the period ended December 31, 2023, and the period from April 26, 2019 to December 31, 2019
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I) (liquidated July 28, 2023)	December 31, 2023	Period from January 1, 2023, to July 28, 2023	Period from January 01, 2023 to July 28, 2023 and for one year in the period ended December 31, 2022	Period from January 1, 2023 to July 28, 2023 and for Four years in the period ended December 31, 2022

SA-2

Report of Independent Registered Public Accounting Firm

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used, and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 22, 2024

We have served as the auditor of the Sub-Accounts that comprise Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company since 2002.

SA-3

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	103,225	48,322	224,761	738,574	2,798,452
Cost	$1,060,435	$949,980	$3,715,704	$13,108,479	$58,771,537
Fair Value	$890,831	$837,413	$3,306,236	$12,880,727	$65,847,571
Due from Sponsor Company	103	—	—	2,575	2,091
Receivable for fund shares sold	—	—	—	—	—

Total assets	890,934	837,413	3,306,236	12,883,302	65,849,662

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	103	—	—	2,575	2,091

Total liabilities	103	—	—	2,575	2,091

Net assets:
For contract liabilities	$890,831	$837,413	$3,306,236	$12,880,727	$65,847,571

Deferred contracts in the accumulation period:
Units owned by participants #	41,765	56,631	286,849	316,377	1,430,260
Contract liability	$890,831	$837,413	$3,306,236	$12,880,727	$65,847,571

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	American Funds IS Washington Mutual Investors Fund (Class 2)	American Funds IS The Bond Fund of America® (Class 2)	American Funds IS Capital World Bond Fund® (Class 2)	American Funds IS Capital World Growth and Income Fund® (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,037,944	4,590,311	240,797	703,085	1,395,847
Cost	$37,058,278	$49,157,287	$2,776,121	$8,811,331	$36,617,173
Fair Value	$43,169,177	$43,148,927	$2,415,195	$9,709,603	$46,677,116
Due from Sponsor Company	787	4,314	162	112	1,903
Receivable for fund shares sold	—	—	—	—	—

Total assets	43,169,964	43,153,241	2,415,357	9,709,715	46,679,019

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	787	4,314	162	112	1,903

Total liabilities	787	4,314	162	112	1,903

Net assets:
For contract liabilities	$43,169,177	$43,148,927	$2,415,195	$9,709,603	$46,677,116

Deferred contracts in the accumulation period:
Units owned by participants #	749,283	2,411,658	187,597	354,439	7,703,499
Contract liability	$43,169,177	$43,148,927	$2,415,195	$9,709,603	$46,677,116

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,341,695	2,343,068	2,581,362	2,995,233	847,513
Cost	$25,408,557	$172,035,437	$112,501,724	$53,766,272	$18,454,293
Fair Value	$23,479,665	$230,089,261	$150,493,410	$52,147,005	$21,331,910
Due from Sponsor Company	1,240	20,659	9,099	11,091	1,129
Receivable for fund shares sold	—	—	—	—	—

Total assets	23,480,905	230,109,920	150,502,509	52,158,096	21,333,039

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,240	20,659	9,099	11,091	1,129

Total liabilities	1,240	20,659	9,099	11,091	1,129

Net assets:
For contract liabilities	$23,479,665	$230,089,261	$150,493,410	$52,147,005	$21,331,910

Deferred contracts in the accumulation period:
Units owned by participants #	4,818,595	33,327,442	24,900,877	1,309,839	376,137
Contract liability	$23,479,665	$230,089,261	$150,493,410	$52,147,005	$21,331,910

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	29,998	35,495	813,869	874,592	294,730
Cost	$493,651	$423,511	$18,373,701	$11,424,912	$3,964,029
Fair Value	$469,166	$567,211	$20,224,639	$9,812,921	$3,654,650
Due from Sponsor Company	—	—	1,496	—	—
Receivable for fund shares sold	—	—	—	26	—

Total assets	469,166	567,211	20,226,135	9,812,947	3,654,650

Liabilities:
Due to Sponsor Company	—	—	—	26	—
Payable for fund shares purchased	—	—	1,496	—	—

Total liabilities	—	—	1,496	26	—

Net assets:
For contract liabilities	$469,166	$567,211	$20,224,639	$9,812,921	$3,654,650

Deferred contracts in the accumulation period:
Units owned by participants #	79,170	11,329	2,031,604	470,490	157,593
Contract liability	$469,166	$567,211	$20,224,639	$9,812,921	$3,654,650

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	502,709	30,786,234	15,297	833,233	909,898
Cost	$7,014,560	$30,786,234	$1,270,388	$28,702,436	$29,683,245
Fair Value	$7,666,314	$30,786,234	$1,375,535	$39,020,306	$31,564,371
Due from Sponsor Company	—	20,084	—	2,786	4,001
Receivable for fund shares sold	—	—	—	—	—

Total assets	7,666,314	30,806,318	1,375,535	39,023,092	31,568,372

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	20,084	—	2,786	4,001

Total liabilities	—	20,084	—	2,786	4,001

Net assets:
For contract liabilities	$7,666,314	$30,786,234	$1,375,535	$39,020,306	$31,564,371

Deferred contracts in the accumulation period:
Units owned by participants #	292,178	2,773,210	24,297	711,374	714,066
Contract liability	$7,666,314	$30,786,234	$1,375,535	$39,020,306	$31,564,371

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	16,180	12,233	10,887	478,868	1,939,666
Cost	$330,322	$138,909	$175,160	$2,540,967	$28,948,942
Fair Value	$417,773	$126,611	$182,358	$2,044,766	$27,543,258
Due from Sponsor Company	—	—	—	—	1,368
Receivable for fund shares sold	—	—	—	—	—

Total assets	417,773	126,611	182,358	2,044,766	27,544,626

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	1,368

Total liabilities	—	—	—	—	1,368

Net assets:
For contract liabilities	$417,773	$126,611	$182,358	$2,044,766	$27,543,258

Deferred contracts in the accumulation period:
Units owned by participants #	82,762	6,701	4,725	47,042	1,007,569
Contract liability	$417,773	$126,611	$182,358	$2,044,766	$27,543,258

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,080,954	1,883,361	181,076	1,390,817	263,448
Cost	$20,101,340	$31,203,946	$4,600,287	$20,573,899	$4,242,974
Fair Value	$19,867,930	$28,871,924	$4,876,368	$18,456,140	$3,509,129
Due from Sponsor Company	1,097	—	294	4,181	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	19,869,027	28,871,924	4,876,662	18,460,321	3,509,129

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,097	—	294	4,181	—

Total liabilities	1,097	—	294	4,181	—

Net assets:
For contract liabilities	$19,867,930	$28,871,924	$4,876,368	$18,456,140	$3,509,129

Deferred contracts in the accumulation period:
Units owned by participants #	627,106	767,713	88,745	290,114	85,261
Contract liability	$19,867,930	$28,871,924	$4,876,368	$18,456,140	$3,509,129

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,732,892	10,236	1,706,714	3,775,963	6,055,717
Cost	$19,255,991	$109,838	$46,559,553	$175,933,171	$93,278,710
Fair Value	$16,271,854	$140,749	$49,085,097	$173,883,081	$114,210,814
Due from Sponsor Company	4,997	—	3,127	19,132	24,645
Receivable for fund shares sold	—	—	—	—	—

Total assets	16,276,851	140,749	49,088,224	173,902,213	114,235,459

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	4,997	—	3,127	19,132	24,645

Total liabilities	4,997	—	3,127	19,132	24,645

Net assets:
For contract liabilities	$16,271,854	$140,749	$49,085,097	$173,883,081	$114,210,814

Deferred contracts in the accumulation period:
Units owned by participants #	890,025	3,441	5,010,064	6,934,840	15,439,506
Contract liability	$16,271,854	$140,749	$49,085,097	$173,883,081	$114,210,814

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,534,987	2,586,151	2,072,367	1,363,722	16,763
Cost	$120,149,785	$37,219,369	$64,318,375	$25,401,167	$463,245
Fair Value	$125,256,757	$39,128,465	$56,679,238	$21,587,725	$430,986
Due from Sponsor Company	7,104	4,199	1,657	1,105	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	125,263,861	39,132,664	56,680,895	21,588,830	430,986

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	7,104	4,199	1,657	1,105	—

Total liabilities	7,104	4,199	1,657	1,105	—

Net assets:
For contract liabilities	$125,256,757	$39,128,465	$56,679,238	$21,587,725	$430,986

Deferred contracts in the accumulation period:
Units owned by participants #	7,183,558	6,203,453	3,627,915	2,603,983	9,673
Contract liability	$125,256,757	$39,128,465	$56,679,238	$21,587,725	$430,986

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	599,538	10,523,921	2,686,951	127,556	17,575
Cost	$44,459,435	$116,754,411	$27,082,628	$7,344,673	$261,147
Fair Value	$57,963,375	$100,713,924	$27,783,075	$7,520,686	$245,700
Due from Sponsor Company	8,367	27,952	37,674	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	57,971,742	100,741,876	27,820,749	7,520,686	245,700

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	8,367	27,952	37,674	—	—

Total liabilities	8,367	27,952	37,674	—	—

Net assets:
For contract liabilities	$57,963,375	$100,713,924	$27,783,075	$7,520,686	$245,700

Deferred contracts in the accumulation period:
Units owned by participants #	3,727,673	24,973,635	13,625,834	177,864	4,543
Contract liability	$57,963,375	$100,713,924	$27,783,075	$7,520,686	$245,700

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	438,660	547,582	34,505	379	3,048
Cost	$4,645,952	$8,840,547	$1,000,943	$7,504	$60,556
Fair Value	$3,807,571	$10,721,648	$1,010,654	$9,093	$76,722
Due from Sponsor Company	122	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	3,807,693	10,721,648	1,010,654	9,093	76,722

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	122	—	—	—	—

Total liabilities	122	—	—	—	—

Net assets:
For contract liabilities	$3,807,571	$10,721,648	$1,010,654	$9,093	$76,722

Deferred contracts in the accumulation period:
Units owned by participants #	204,898	263,885	21,061	290	1,150
Contract liability	$3,807,571	$10,721,648	$1,010,654	$9,093	$76,722

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	61,185	161,691	390,110	295,793	608,420
Cost	$946,392	$3,065,383	$12,373,664	$3,318,896	$10,792,064
Fair Value	$855,371	$3,051,109	$13,298,843	$2,895,809	$10,464,831
Due from Sponsor Company	147	182	5,422	—	4,074
Receivable for fund shares sold	—	—	—	—	—

Total assets	855,518	3,051,291	13,304,265	2,895,809	10,468,905

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	147	182	5,422	—	4,074

Total liabilities	147	182	5,422	—	4,074

Net assets:
For contract liabilities	$855,371	$3,051,109	$13,298,843	$2,895,809	$10,464,831

Deferred contracts in the accumulation period:
Units owned by participants #	36,280	87,393	684,631	62,491	258,534
Contract liability	$855,371	$3,051,109	$13,298,843	$2,895,809	$10,464,831

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,234,939	247,656	66,164	141,191	70,350
Cost	$14,352,596	$3,917,914	$1,119,174	$4,641,785	$4,042,670
Fair Value	$12,744,572	$4,014,511	$1,110,898	$5,091,343	$4,241,383
Due from Sponsor Company	970	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	12,745,542	4,014,511	1,110,898	5,091,343	4,241,383

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	970	—	—	—	—

Total liabilities	970	—	—	—	—

Net assets:
For contract liabilities	$12,744,572	$4,014,511	$1,110,898	$5,091,343	$4,241,383

Deferred contracts in the accumulation period:
Units owned by participants #	559,354	85,624	33,364	150,211	71,691
Contract liability	$12,744,572	$4,014,511	$1,110,898	$5,091,343	$4,241,383

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	202,037	206,625	2,344,093	685,459	1,788,338
Cost	$6,205,078	$3,577,777	$30,482,613	$15,534,826	$30,713,312
Fair Value	$7,271,316	$2,673,734	$27,425,884	$15,943,772	$38,037,941
Due from Sponsor Company	—	—	16,388	1,695	11,873
Receivable for fund shares sold	—	—	—	—	—

Total assets	7,271,316	2,673,734	27,442,272	15,945,467	38,049,814

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	16,388	1,695	11,873

Total liabilities	—	—	16,388	1,695	11,873

Net assets:
For contract liabilities	$7,271,316	$2,673,734	$27,425,884	$15,943,772	$38,037,941

Deferred contracts in the accumulation period:
Units owned by participants #	144,738	38,968	1,605,765	432,270	1,056,817
Contract liability	$7,271,316	$2,673,734	$27,425,884	$15,943,772	$38,037,941

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	76,188	131,405	157,653	267,300	139,298
Cost	$3,310,942	$4,728,686	$3,351,745	$6,114,855	$2,344,732
Fair Value	$3,401,052	$4,664,862	$2,801,500	$7,029,981	$2,423,784
Due from Sponsor Company	—	113	1,496	20	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	3,401,052	4,664,975	2,802,996	7,030,001	2,423,784

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	113	1,496	20	—

Total liabilities	—	113	1,496	20	—

Net assets:
For contract liabilities	$3,401,052	$4,664,862	$2,801,500	$7,029,981	$2,423,784

Deferred contracts in the accumulation period:
Units owned by participants #	73,665	117,625	64,223	164,705	38,746
Contract liability	$3,401,052	$4,664,862	$2,801,500	$7,029,981	$2,423,784

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	218,086	519,849	7,400	375,543	64,042
Cost	$1,523,526	$12,298,689	$127,534	$6,387,230	$892,496
Fair Value	$1,007,559	$15,200,384	$129,945	$5,449,128	$1,095,112
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,007,559	15,200,384	129,945	5,449,128	1,095,112

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$1,007,559	$15,200,384	$129,945	$5,449,128	$1,095,112

Deferred contracts in the accumulation period:
Units owned by participants #	27,868	220,267	1,624	78,802	15,222
Contract liability	$1,007,559	$15,200,384	$129,945	$5,449,128	$1,095,112

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,084,826	614,174	495,678	12,494	74,183
Cost	$7,090,501	$6,707,527	$7,329,710	$197,735	$888,850
Fair Value	$6,085,876	$5,159,062	$7,673,102	$213,269	$885,001
Due from Sponsor Company	1,870	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	6,087,746	5,159,062	7,673,102	213,269	885,001

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,870	—	—	—	—

Total liabilities	1,870	—	—	—	—

Net assets:
For contract liabilities	$6,085,876	$5,159,062	$7,673,102	$213,269	$885,001

Deferred contracts in the accumulation period:
Units owned by participants #	98,187	131,488	235,090	8,053	27,979
Contract liability	$6,085,876	$5,159,062	$7,673,102	$213,269	$885,001

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	34,706	38,686	395,276	145,932	323,873
Cost	$538,235	$38,686	$13,881,931	$1,784,522	$2,948,465
Fair Value	$654,201	$38,686	$16,352,580	$1,668,002	$2,688,146
Due from Sponsor Company	—	—	—	935	382
Receivable for fund shares sold	—	—	—	—	—

Total assets	654,201	38,686	16,352,580	1,668,937	2,688,528

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	935	382

Total liabilities	—	—	—	935	382

Net assets:
For contract liabilities	$654,201	$38,686	$16,352,580	$1,668,002	$2,688,146

Deferred contracts in the accumulation period:
Units owned by participants #	12,281	19,454	126,522	48,585	208,802
Contract liability	$654,201	$38,686	$16,352,580	$1,668,002	$2,688,146

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account
Assets:
Investments:
Number of shares	477,191	1,387,611	593,134	—	4,964
Cost	$6,599,766	$22,639,482	$6,945,518	$—	$38,103
Fair Value	$6,795,194	$17,816,929	$7,111,676	$—	$27,304
Due from Sponsor Company	—	8,322	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	6,795,194	17,825,251	7,111,676	—	27,304

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	8,322	—	—	—

Total liabilities	—	8,322	—	—	—

Net assets:
For contract liabilities	$6,795,194	$17,816,929	$7,111,676	$—	$27,304

Deferred contracts in the accumulation period:
Units owned by participants #	477,437	1,034,397	360,352	—	822
Contract liability	$6,795,194	$17,816,929	$7,111,676	$—	$27,304

# Rounded units
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,862	973,320	33,333	1,475,480	3,395,983
Cost	$25,965	$8,667,690	$333,328	$14,466,072	$83,634,063
Fair Value	$24,021	$3,941,944	$333,328	$20,715,736	$100,521,102
Due from Sponsor Company	—	158	—	1,885	5,384
Receivable for fund shares sold	—	—	—	—	—

Total assets	24,021	3,942,102	333,328	20,717,621	100,526,486

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	158	—	1,885	5,384

Total liabilities	—	158	—	1,885	5,384

Net assets:
For contract liabilities	$24,021	$3,941,944	$333,328	$20,715,736	$100,521,102

Deferred contracts in the accumulation period:
Units owned by participants #	610	103,540	30,000	616,067	5,175,418
Contract liability	$24,021	$3,941,944	$333,328	$20,715,736	$100,521,102

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	117,529	578,171	874,582	432,419	3,635
Cost	$2,661,164	$8,846,948	$5,082,361	$10,024,346	$59,747
Fair Value	$2,810,126	$7,938,281	$4,066,805	$12,462,330	$64,924
Due from Sponsor Company	—	61	143	1,496	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,810,126	7,938,342	4,066,948	12,463,826	64,924

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	61	143	1,496	—

Total liabilities	—	61	143	1,496	—

Net assets:
For contract liabilities	$2,810,126	$7,938,281	$4,066,805	$12,462,330	$64,924

Deferred contracts in the accumulation period:
Units owned by participants #	77,995	238,556	241,216	179,386	2,378
Contract liability	$2,810,126	$7,938,281	$4,066,805	$12,462,330	$64,924

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	38,121	450,575	124,967	96,784	23,899
Cost	$496,152	$2,772,387	$1,356,955	$1,394,817	$244,626
Fair Value	$543,608	$2,500,691	$1,035,975	$1,477,898	$281,057
Due from Sponsor Company	—	940	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	543,608	2,501,631	1,035,975	1,477,898	281,057

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	940	—	—	—

Total liabilities	—	940	—	—	—

Net assets:
For contract liabilities	$543,608	$2,500,691	$1,035,975	$1,477,898	$281,057

Deferred contracts in the accumulation period:
Units owned by participants #	13,843	76,740	52,873	48,255	18,617
Contract liability	$543,608	$2,500,691	$1,035,975	$1,477,898	$281,057

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Putnam VT Core Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	30,006	23,943	309,232	4,635	—
Cost	$555,651	$919,680	$3,596,962	$135,595	$—
Fair Value	$565,022	$948,151	$4,168,443	$133,390	$—
Due from Sponsor Company	—	—	481	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	565,022	948,151	4,168,924	133,390	—

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	481	—	—

Total liabilities	—	—	481	—	—

Net assets:
For contract liabilities	$565,022	$948,151	$4,168,443	$133,390	$—

Deferred contracts in the accumulation period:
Units owned by participants #	8,808	12,341	124,544	8,688	—
Contract liability	$565,022	$948,151	$4,168,443	$133,390	$—

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Sub-Account
Assets:
Investments:
Number of shares	73,956
Cost	$5,219,538
Fair Value	$4,645,162
Due from Sponsor Company	—
Receivable for fund shares sold	—

Total assets	4,645,162

Liabilities:
Due to Sponsor Company	—
Payable for fund shares purchased	—

Total liabilities	—

Net assets:
For contract liabilities	$4,645,162

Deferred contracts in the accumulation period:
Units owned by participants #	342,395
Contract liability	$4,645,162

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$7,364	$—	$22,641	$95,634	$1,398,804

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,577)	(6,669)	(35,538)	(64,038)	444,435
Net realized gain distributions	42,196	30,978	—	1,005,481	2,505,046
Change in unrealized appreciation (depreciation)	53,169	71,455	460,420	825,879	4,196,871

Net gain (loss) on investments	91,788	95,764	424,882	1,767,322	7,146,352

Net increase (decrease) in net assets resulting from operations	$99,152	$95,764	$447,523	$1,862,956	$8,545,156

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	American Funds IS Washington Mutual Investors Fund (Class 2)	American Funds IS The Bond Fund of America® (Class 2)	American Funds IS Capital World Bond Fund® (Class 2)	American Funds IS Capital World Growth and Income Fund® (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$757,641	$1,456,231	$—	$169,397	$393,482

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	243,453	(305,835)	(32,330)	8,874	525,669
Net realized gain distributions	379,471	—	—	—	3,327,843
Change in unrealized appreciation (depreciation)	5,129,429	918,496	171,552	1,520,440	4,578,028

Net gain (loss) on investments	5,752,353	612,661	139,222	1,529,314	8,431,540

Net increase (decrease) in net assets resulting from operations	$6,509,994	$2,068,892	$139,222	$1,698,711	$8,825,022

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$58,205	$736,370	$1,883,440	$653,344	$296,037

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(197,305)	2,078,167	1,615,441	(264,691)	110,395
Net realized gain distributions	287,006	11,409,661	7,158,791	—	—
Change in unrealized appreciation (depreciation)	3,172,906	51,485,835	21,263,188	6,938,621	2,557,568

Net gain (loss) on investments	3,262,607	64,973,663	30,037,420	6,673,930	2,667,963

Net increase (decrease) in net assets resulting from operations	$3,320,812	$65,710,033	$31,920,860	$7,327,274	$2,964,000

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$10,587	$572	$373,023	$353,088	$103,286

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,344)	866	144,562	(70,526)	(16,625)
Net realized gain distributions	4,884	24,679	559,924	631,707	23,624
Change in unrealized appreciation (depreciation)	42,122	100,469	900,163	(98,702)	288,156

Net gain (loss) on investments	44,662	126,014	1,604,649	462,479	295,155

Net increase (decrease) in net assets resulting from operations	$55,249	$126,586	$1,977,672	$815,567	$398,441

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$162,614	$1,303,521	$44	$92,232	$114,584

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,162	—	(699)	344,754	(4,220)
Net realized gain distributions	—	—	59,071	1,289,474	845,337
Change in unrealized appreciation (depreciation)	797,485	—	307,808	8,119,403	3,041,632

Net gain (loss) on investments	813,647	—	366,180	9,753,631	3,882,749

Net increase (decrease) in net assets resulting from operations	$976,261	$1,303,521	$366,224	$9,845,863	$3,997,333

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$4,119	$5,291	$1,454	$—	$1,373,822

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,806	(1,119)	(6,831)	(20,335)	(106,146)
Net realized gain distributions	1,042	—	6,212	—	1,665,512
Change in unrealized appreciation (depreciation)	64,531	6,807	28,219	605,102	(700,467)

Net gain (loss) on investments	69,379	5,688	27,600	584,767	858,899

Net increase (decrease) in net assets resulting from operations	$73,498	$10,979	$29,054	$584,767	$2,232,721

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$460,766	$515,502	$42,444	$88,983	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(92,560)	(159,938)	13,502	(196,120)	(83,647)
Net realized gain distributions	1,002,743	2,372,707	487,117	964,670	—
Change in unrealized appreciation (depreciation)	2,063,879	767,929	(23,004)	1,250,461	829,698

Net gain (loss) on investments	2,974,062	2,980,698	477,615	2,019,011	746,051

Net increase (decrease) in net assets resulting from operations	$3,434,828	$3,496,200	$520,059	$2,107,994	$746,051

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$733,463	$2,009	$882,630	$1,419,187	$891,421

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(210,028)	2,329	28,100	(916,509)	508,392
Net realized gain distributions	—	—	1,325,750	2,766,148	685,412
Change in unrealized appreciation (depreciation)	749,476	20,585	4,283,879	26,461,960	18,280,617

Net gain (loss) on investments	539,448	22,914	5,637,729	28,311,599	19,474,421

Net increase (decrease) in net assets resulting from operations	$1,272,911	$24,923	$6,520,359	$29,730,786	$20,365,842

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,874,869	$441,874	$23,237	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	214,927	10,762	(599,870)	(301,278)	(696)
Net realized gain distributions	10,251,743	—	3,863,923	—	—
Change in unrealized appreciation (depreciation)	3,436,947	3,645,799	4,260,042	3,428,710	67,589

Net gain (loss) on investments	13,903,617	3,656,561	7,524,095	3,127,432	66,893

Net increase (decrease) in net assets resulting from operations	$15,778,486	$4,098,435	$7,547,332	$3,127,432	$66,893

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$744,435	$3,333,785	$374,322	$—	$1,447

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	900,369	(722,893)	21,921	(28,433)	(304)
Net realized gain distributions	2,731,343	—	—	148,186	47,491
Change in unrealized appreciation (depreciation)	(194,837)	3,878,771	1,035,948	2,084,807	(15,243)

Net gain (loss) on investments	3,436,875	3,155,878	1,057,869	2,204,560	31,944

Net increase (decrease) in net assets resulting from operations	$4,181,310	$6,489,663	$1,432,191	$2,204,560	$33,391

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$160,684	$6,904	$152	$854

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(95,773)	150,916	(3,402)	15	1,023
Net realized gain distributions	—	1,157,199	22,279	723	5,491
Change in unrealized appreciation (depreciation)	335,936	(294,438)	169,238	(156)	1,921

Net gain (loss) on investments	240,163	1,013,677	188,115	582	8,435

Net increase (decrease) in net assets resulting from operations	$240,163	$1,174,361	$195,019	$734	$9,289

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$11,899	$38,351	$24,664	$7,923	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,172)	4,048	976	(33,873)	(74,725)
Net realized gain distributions	—	375,096	9,234	—	181,298
Change in unrealized appreciation (depreciation)	67,142	(74,506)	2,027,171	398,366	1,402,437

Net gain (loss) on investments	58,970	304,638	2,037,381	364,493	1,509,010

Net increase (decrease) in net assets resulting from operations	$70,869	$342,989	$2,062,045	$372,416	$1,509,010

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$640,413	$31,159	$6,188	$46,106	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(89,822)	(36,811)	(23,782)	24,271	(37,431)
Net realized gain distributions	—	217,652	31,272	100,657	280,215
Change in unrealized appreciation (depreciation)	233,764	374,432	136,219	439,886	859,883

Net gain (loss) on investments	143,942	555,273	143,709	564,814	1,102,667

Net increase (decrease) in net assets resulting from operations	$784,355	$586,432	$149,897	$610,920	$1,102,667

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$48,340	$—	$842,655	$311,213	$594,881

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	24,436	(93,933)	(190,089)	(6,337)	375,412
Net realized gain distributions	372,010	—	—	648,166	2,500,453
Change in unrealized appreciation (depreciation)	715,436	442,791	1,249,606	572,808	(671,650)

Net gain (loss) on investments	1,111,882	348,858	1,059,517	1,214,637	2,204,215

Net increase (decrease) in net assets resulting from operations	$1,160,222	$348,858	$1,902,172	$1,525,850	$2,799,096

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$—	$12,847	$60,693	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(20,345)	(26,695)	(17,788)	12,654	(8,364)
Net realized gain distributions	—	498,128	183,436	—	—
Change in unrealized appreciation (depreciation)	920,086	720,768	346,527	987,180	471,983

Net gain (loss) on investments	899,741	1,192,201	512,175	999,834	463,619

Net increase (decrease) in net assets resulting from operations	$899,741	$1,192,201	$525,022	$1,060,527	$463,619

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$67,664	$322,395	$2,474	$47,169	$5,475

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(95,081)	200,787	(1,387)	(70,008)	8,681
Net realized gain distributions	—	812,354	—	—	79,013
Change in unrealized appreciation (depreciation)	75,969	807,160	20,402	926,339	969

Net gain (loss) on investments	(19,112)	1,820,301	19,015	856,331	88,663

Net increase (decrease) in net assets resulting from operations	$48,552	$2,142,696	$21,489	$903,500	$94,138

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$298,492	$307,676	$20,137	$1,566	$15,512

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(136,641)	(258,826)	(42,663)	227	(19,544)
Net realized gain distributions	—	—	—	—	—
Change in unrealized appreciation (depreciation)	494,621	199,609	1,280,551	21,497	161,308

Net gain (loss) on investments	357,980	(59,217)	1,237,888	21,724	141,764

Net increase (decrease) in net assets resulting from operations	$656,472	$248,459	$1,258,025	$23,290	$157,276

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$4,584	$1,757	$110,198	$2,299	$59,203

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,607	—	53,504	(63,481)	(24,408)
Net realized gain distributions	53,643	—	451,134	176,992	1,917
Change in unrealized appreciation (depreciation)	86,571	—	2,907,924	215,826	268,772

Net gain (loss) on investments	144,821	—	3,412,562	329,337	246,281

Net increase (decrease) in net assets resulting from operations	$149,405	$1,757	$3,522,760	$331,636	$305,484

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Investment Income:
Dividends	$208,049	$—	$222,677	$10,174	$2,208

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(14,519)	(308,222)	(25,269)	(66,618)	(502)
Net realized gain distributions	—	—	—	—	—
Change in unrealized appreciation (depreciation)	1,021,973	808,738	1,077,454	62,651	1,218

Net gain (loss) on investments	1,007,454	500,516	1,052,185	(3,967)	716

Net increase (decrease) in net assets resulting from operations	$1,215,503	$500,516	$1,274,862	$6,207	$2,924

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$372	$—	$9,372	$—	$1,261,521

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(131)	(945,182)	—	408,470	587,987
Net realized gain distributions	403	—	—	243,088	3,697,793
Change in unrealized appreciation (depreciation)	1,970	2,179,857	—	6,093,611	15,643,478

Net gain (loss) on investments	2,242	1,234,675	—	6,745,169	19,929,258

Net increase (decrease) in net assets resulting from operations	$2,614	$1,234,675	$9,372	$6,745,169	$21,190,779

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$47,017	$27,811	$253,294	$224,491	$912

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,504	(52,294)	(156,853)	139,316	2
Net realized gain distributions	80,682	1,548,977	—	629,285	—
Change in unrealized appreciation (depreciation)	135,429	(455,785)	98,300	686,771	8,906

Net gain (loss) on investments	217,615	1,040,898	(58,553)	1,455,372	8,908

Net increase (decrease) in net assets resulting from operations	$264,632	$1,068,709	$194,741	$1,679,863	$9,820

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$339	$120,979	$65,319	$568	$3,471

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	223	(24,374)	(74,478)	(17,171)	8,031
Net realized gain distributions	—	—	—	—	—
Change in unrealized appreciation (depreciation)	50,896	169,585	52,986	259,469	31,462

Net gain (loss) on investments	51,119	145,211	(21,492)	242,298	39,493

Net increase (decrease) in net assets resulting from operations	$51,458	$266,190	$43,827	$242,866	$42,964

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

	Putnam VT Core Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,950	$4,314	$—	$1,380	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(34,960)	(1,391)	(10,880)	(4,440)	—
Net realized gain distributions	34,973	26,443	36,548	8,719	—
Change in unrealized appreciation (depreciation)	108,358	168,486	1,054,148	3,498	—

Net gain (loss) on investments	108,371	193,538	1,079,816	7,777	—

Net increase (decrease) in net assets resulting from operations	$110,321	$197,852	$1,079,816	$9,157	$—

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2023

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Sub-Account

Investment Income:
Dividends	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(34,630)
Net realized gain distributions	—
Change in unrealized appreciation (depreciation)	581,804

Net gain (loss) on investments	547,174

Net increase (decrease) in net assets resulting from operations	$547,174

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$7,364	$—	$22,641	$95,634	$1,398,804
Net realized gain (loss) on security transactions	(3,577)	(6,669)	(35,538)	(64,038)	444,435
Net realized gain distributions	42,196	30,978	—	1,005,481	2,505,046
Change in unrealized appreciation (depreciation)	53,169	71,455	460,420	825,879	4,196,871

Net increase (decrease) in net assets resulting from operations	99,152	95,764	447,523	1,862,956	8,545,156

Unit transactions:
Purchases	37,336	—	—	316,752	903,077
Net transfers	5,864	—	(58,409)	(10,985)	(1,429,284)
Surrenders for benefit payments and fees	(2,176)	(26,310)	(37,832)	(353,486)	(1,580,184)
Other transactions	—	—	—	—	(93)
Death benefits	—	—	(20,891)	(23,188)	(2,127,962)
Net loan activity	(2,269)	—	(735)	(12,586)	(168,260)
Cost of insurance and other fees	(21,298)	(17,791)	(100,207)	(338,460)	(2,108,440)

Net increase (decrease) in net assets resulting from unit transactions	17,457	(44,101)	(218,074)	(421,953)	(6,511,146)

Net increase (decrease) in net assets	116,609	51,663	229,449	1,441,003	2,034,010

Net assets:
Beginning of period	774,222	785,750	3,076,787	11,439,724	63,813,561
End of period	$890,831	$837,413	$3,306,236	$12,880,727	$65,847,571

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	American Funds IS Washington Mutual Investors Fund (Class 2)	American Funds IS The Bond Fund of America® (Class 2)	American Funds IS Capital World Bond Fund® (Class 2)	American Funds IS Capital World Growth and Income Fund® (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$757,641	$1,456,231	$—	$169,397	$393,482
Net realized gain (loss) on security transactions	243,453	(305,835)	(32,330)	8,874	525,669
Net realized gain distributions	379,471	—	—	—	3,327,843
Change in unrealized appreciation (depreciation)	5,129,429	918,496	171,552	1,520,440	4,578,028

Net increase (decrease) in net assets resulting from operations	6,509,994	2,068,892	139,222	1,698,711	8,825,022

Unit transactions:
Purchases	617,510	1,431,529	112,916	279,039	747,556
Net transfers	(2,010,169)	1,177,889	20,951	35,720	(344,901)
Surrenders for benefit payments and fees	(377,294)	(636,894)	(40,389)	(107,418)	(467,756)
Other transactions	—	(111)	—	(27)	(79)
Death benefits	(680,747)	(653,674)	(11,025)	(45,030)	(636,706)
Net loan activity	(66,281)	49,273	(55,039)	(188,765)	(187,186)
Cost of insurance and other fees	(1,013,262)	(1,362,352)	(58,098)	(206,085)	(1,251,035)

Net increase (decrease) in net assets resulting from unit transactions	(3,530,243)	5,660	(30,684)	(232,566)	(2,140,107)

Net increase (decrease) in net assets	2,979,751	2,074,552	108,538	1,466,145	6,684,915

Net assets:
Beginning of period	40,189,426	41,074,375	2,306,657	8,243,458	39,992,201
End of period	$43,169,177	$43,148,927	$2,415,195	$9,709,603	$46,677,116

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$58,205	$736,370	$1,883,440	$653,344	$296,037
Net realized gain (loss) on security transactions	(197,305)	2,078,167	1,615,441	(264,691)	110,395
Net realized gain distributions	287,006	11,409,661	7,158,791	—	—
Change in unrealized appreciation (depreciation)	3,172,906	51,485,835	21,263,188	6,938,621	2,557,568

Net increase (decrease) in net assets resulting from operations	3,320,812	65,710,033	31,920,860	7,327,274	2,964,000

Unit transactions:
Purchases	474,465	3,100,097	2,438,018	1,489,307	562,344
Net transfers	10,050	(4,147,655)	(2,663,369)	(1,020,332)	311,419
Surrenders for benefit payments and fees	(207,293)	(2,844,698)	(1,590,660)	(925,222)	(306,765)
Other transactions	267	(881)	(667)	(31)	25
Death benefits	(212,912)	(2,304,919)	(1,625,099)	(630,874)	(89,377)
Net loan activity	(20,082)	(378,113)	(259,127)	(41,349)	(161,872)
Cost of insurance and other fees	(724,885)	(5,162,374)	(3,991,967)	(1,335,198)	(619,929)

Net increase (decrease) in net assets resulting from unit transactions	(680,390)	(11,738,543)	(7,692,871)	(2,463,699)	(304,155)

Net increase (decrease) in net assets	2,640,422	53,971,490	24,227,989	4,863,575	2,659,845

Net assets:
Beginning of period	20,839,243	176,117,771	126,265,421	47,283,430	18,672,065
End of period	$23,479,665	$230,089,261	$150,493,410	$52,147,005	$21,331,910

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$10,587	$572	$373,023	$353,088	$103,286
Net realized gain (loss) on security transactions	(2,344)	866	144,562	(70,526)	(16,625)
Net realized gain distributions	4,884	24,679	559,924	631,707	23,624
Change in unrealized appreciation (depreciation)	42,122	100,469	900,163	(98,702)	288,156

Net increase (decrease) in net assets resulting from operations	55,249	126,586	1,977,672	815,567	398,441

Unit transactions:
Purchases	—	5,949	401,868	106,096	83,052
Net transfers	—	(730)	31,251	25,012	(1,152)
Surrenders for benefit payments and fees	(8,139)	—	(471,521)	(15,255)	(30,284)
Other transactions	—	—	112	(26)	—
Death benefits	—	—	(261,956)	(23,183)	—
Net loan activity	(35)	—	(9,428)	—	—
Cost of insurance and other fees	(16,744)	(5,317)	(921,904)	(177,103)	(59,877)

Net increase (decrease) in net assets resulting from unit transactions	(24,918)	(98)	(1,231,578)	(84,459)	(8,261)

Net increase (decrease) in net assets	30,331	126,488	746,094	731,108	390,180

Net assets:
Beginning of period	438,835	440,723	19,478,545	9,081,813	3,264,470
End of period	$469,166	$567,211	$20,224,639	$9,812,921	$3,654,650

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$162,614	$1,303,521	$44	$92,232	$114,584
Net realized gain (loss) on security transactions	16,162	—	(699)	344,754	(4,220)
Net realized gain distributions	—	—	59,071	1,289,474	845,337
Change in unrealized appreciation (depreciation)	797,485	—	307,808	8,119,403	3,041,632

Net increase (decrease) in net assets resulting from operations	976,261	1,303,521	366,224	9,845,863	3,997,333

Unit transactions:
Purchases	292,396	3,320,864	20,187	708,049	791,855
Net transfers	76,811	5,564,797	3,165	(9,215)	3,046,909
Surrenders for benefit payments and fees	(38,467)	(1,608,977)	—	(608,089)	(531,568)
Other transactions	25	(103)	—	(53)	(27)
Death benefits	—	(185,551)	—	(209,382)	(140,864)
Net loan activity	(125,000)	(1,019,847)	—	(114,295)	(59,287)
Cost of insurance and other fees	(283,579)	(1,541,168)	(42,910)	(1,042,407)	(784,600)

Net increase (decrease) in net assets resulting from unit transactions	(77,814)	4,530,015	(19,558)	(1,275,392)	2,322,418

Net increase (decrease) in net assets	898,447	5,833,536	346,666	8,570,471	6,319,751

Net assets:
Beginning of period	6,767,867	24,952,698	1,028,869	30,449,835	25,244,620
End of period	$7,666,314	$30,786,234	$1,375,535	$39,020,306	$31,564,371

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,119	$5,291	$1,454	$—	$1,373,822
Net realized gain (loss) on security transactions	3,806	(1,119)	(6,831)	(20,335)	(106,146)
Net realized gain distributions	1,042	—	6,212	—	1,665,512
Change in unrealized appreciation (depreciation)	64,531	6,807	28,219	605,102	(700,467)

Net increase (decrease) in net assets resulting from operations	73,498	10,979	29,054	584,767	2,232,721

Unit transactions:
Purchases	—	—	7,135	40,907	840,555
Net transfers	—	—	(39,298)	188,631	(465,121)
Surrenders for benefit payments and fees	(5,563)	(6,047)	—	(15,581)	(728,424)
Other transactions	—	—	—	—	25
Death benefits	—	—	—	—	(118,797)
Net loan activity	(69)	(784)	—	(9,969)	(248,360)
Cost of insurance and other fees	(19,592)	(3,012)	(10,939)	(24,761)	(894,986)

Net increase (decrease) in net assets resulting from unit transactions	(25,224)	(9,843)	(43,102)	179,227	(1,615,108)

Net increase (decrease) in net assets	48,274	1,136	(14,048)	763,994	617,613

Net assets:
Beginning of period	369,499	125,475	196,406	1,280,772	26,925,645
End of period	$417,773	$126,611	$182,358	$2,044,766	$27,543,258

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$460,766	$515,502	$42,444	$88,983	$—
Net realized gain (loss) on security transactions	(92,560)	(159,938)	13,502	(196,120)	(83,647)
Net realized gain distributions	1,002,743	2,372,707	487,117	964,670	—
Change in unrealized appreciation (depreciation)	2,063,879	767,929	(23,004)	1,250,461	829,698

Net increase (decrease) in net assets resulting from operations	3,434,828	3,496,200	520,059	2,107,994	746,051

Unit transactions:
Purchases	524,693	—	164,203	406,833	111,921
Net transfers	(186,147)	(207,147)	275,360	(83,537)	25,205
Surrenders for benefit payments and fees	(593,572)	(615,067)	(162,756)	(388,192)	(91,730)
Other transactions	25	(26)	—	(26)	—
Death benefits	(113,588)	(107,772)	(417)	(280,000)	—
Net loan activity	(50,241)	(99,222)	(60,829)	(26,601)	(44,972)
Cost of insurance and other fees	(575,967)	(672,921)	(95,766)	(435,591)	(72,400)

Net increase (decrease) in net assets resulting from unit transactions	(994,797)	(1,702,155)	119,795	(807,114)	(71,976)

Net increase (decrease) in net assets	2,440,031	1,794,045	639,854	1,300,880	674,075

Net assets:
Beginning of period	17,427,899	27,077,879	4,236,514	17,155,260	2,835,054
End of period	$19,867,930	$28,871,924	$4,876,368	$18,456,140	$3,509,129

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$733,463	$2,009	$882,630	$1,419,187	$891,421
Net realized gain (loss) on security transactions	(210,028)	2,329	28,100	(916,509)	508,392
Net realized gain distributions	—	—	1,325,750	2,766,148	685,412
Change in unrealized appreciation (depreciation)	749,476	20,585	4,283,879	26,461,960	18,280,617

Net increase (decrease) in net assets resulting from operations	1,272,911	24,923	6,520,359	29,730,786	20,365,842

Unit transactions:
Purchases	674,280	—	797,691	3,475,467	2,231,781
Net transfers	(174,283)	(552)	(1,993,904)	(2,411,575)	(1,245,277)
Surrenders for benefit payments and fees	(324,274)	—	(255,285)	(2,402,801)	(1,919,935)
Other transactions	(82)	—	139	(190)	177
Death benefits	(336,045)	(4,248)	(882,450)	(2,030,333)	(837,411)
Net loan activity	30,834	—	10,323	(636,321)	(263,290)
Cost of insurance and other fees	(480,069)	(12,764)	(1,974,820)	(5,300,861)	(2,642,838)

Net increase (decrease) in net assets resulting from unit transactions	(609,639)	(17,564)	(4,298,306)	(9,306,614)	(4,676,793)

Net increase (decrease) in net assets	663,272	7,359	2,222,053	20,424,172	15,689,049

Net assets:
Beginning of period	15,608,582	133,390	46,863,044	153,458,909	98,521,765
End of period	$16,271,854	$140,749	$49,085,097	$173,883,081	$114,210,814

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,874,869	$441,874	$23,237	$—	$—
Net realized gain (loss) on security transactions	214,927	10,762	(599,870)	(301,278)	(696)
Net realized gain distributions	10,251,743	—	3,863,923	—	—
Change in unrealized appreciation (depreciation)	3,436,947	3,645,799	4,260,042	3,428,710	67,589

Net increase (decrease) in net assets resulting from operations	15,778,486	4,098,435	7,547,332	3,127,432	66,893

Unit transactions:
Purchases	2,675,184	725,018	712,402	319,170	10,123
Net transfers	(76,579)	824,379	(742,751)	97,342	(307)
Surrenders for benefit payments and fees	(1,182,630)	(263,033)	(610,676)	(83,960)	—
Other transactions	353	(232)	34	(89)	—
Death benefits	(1,575,229)	(147,309)	(896,760)	(260,468)	—
Net loan activity	(640,876)	(14,868)	(17,353)	(22,171)	—
Cost of insurance and other fees	(4,073,000)	(1,103,333)	(1,750,953)	(736,506)	(4,314)

Net increase (decrease) in net assets resulting from unit transactions	(4,872,777)	20,622	(3,306,057)	(686,682)	5,502

Net increase (decrease) in net assets	10,905,709	4,119,057	4,241,275	2,440,750	72,395

Net assets:
Beginning of period	114,351,048	35,009,408	52,437,963	19,146,975	358,591
End of period	$125,256,757	$39,128,465	$56,679,238	$21,587,725	$430,986

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$744,435	$3,333,785	$374,322	$—	$1,447
Net realized gain (loss) on security transactions	900,369	(722,893)	21,921	(28,433)	(304)
Net realized gain distributions	2,731,343	—	—	148,186	47,491
Change in unrealized appreciation (depreciation)	(194,837)	3,878,771	1,035,948	2,084,807	(15,243)

Net increase (decrease) in net assets resulting from operations	4,181,310	6,489,663	1,432,191	2,204,560	33,391

Unit transactions:
Purchases	1,123,296	3,655,494	2,469,308	103,594	—
Net transfers	(508,716)	5,132,234	(1,167,967)	(59,727)	—
Surrenders for benefit payments and fees	(591,778)	(1,955,249)	(351,482)	—	—
Other transactions	(141)	1,657	759	—	—
Death benefits	(660,379)	(1,082,395)	(952,539)	—	—
Net loan activity	8,656	(145,908)	88,070	—	—
Cost of insurance and other fees	(2,530,410)	(3,709,818)	(2,655,349)	(164,687)	(9,273)

Net increase (decrease) in net assets resulting from unit transactions	(3,159,472)	1,896,015	(2,569,200)	(120,820)	(9,273)

Net increase (decrease) in net assets	1,021,838	8,385,678	(1,137,009)	2,083,740	24,118

Net assets:
Beginning of period	56,941,537	92,328,246	28,920,084	5,436,946	221,582
End of period	$57,963,375	$100,713,924	$27,783,075	$7,520,686	$245,700

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$160,684	$6,904	$152	$854
Net realized gain (loss) on security transactions	(95,773)	150,916	(3,402)	15	1,023
Net realized gain distributions	—	1,157,199	22,279	723	5,491
Change in unrealized appreciation (depreciation)	335,936	(294,438)	169,238	(156)	1,921

Net increase (decrease) in net assets resulting from operations	240,163	1,174,361	195,019	734	9,289

Unit transactions:
Purchases	128,096	117,699	—	—	3,110
Net transfers	(109,217)	(64,017)	(2,164)	—	(127)
Surrenders for benefit payments and fees	(115,631)	(136,161)	(18,809)	—	—
Other transactions	—	—	—	—	—
Death benefits	(30,999)	(42,637)	—	—	—
Net loan activity	(92)	(55,949)	(105)	—	—
Cost of insurance and other fees	(115,508)	(333,047)	(19,628)	(74)	(4,667)

Net increase (decrease) in net assets resulting from unit transactions	(243,351)	(514,112)	(40,706)	(74)	(1,684)

Net increase (decrease) in net assets	(3,188)	660,249	154,313	660	7,605

Net assets:
Beginning of period	3,810,759	10,061,399	856,341	8,433	69,117
End of period	$3,807,571	$10,721,648	$1,010,654	$9,093	$76,722

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$11,899	$38,351	$24,664	$7,923	$—
Net realized gain (loss) on security transactions	(8,172)	4,048	976	(33,873)	(74,725)
Net realized gain distributions	—	375,096	9,234	—	181,298
Change in unrealized appreciation (depreciation)	67,142	(74,506)	2,027,171	398,366	1,402,437

Net increase (decrease) in net assets resulting from operations	70,869	342,989	2,062,045	372,416	1,509,010

Unit transactions:
Purchases	55,140	106,561	483,390	—	335,540
Net transfers	(2,168)	(92,056)	(25,723)	(28,293)	(286,002)
Surrenders for benefit payments and fees	(14,451)	(43,588)	(294,197)	(13,987)	(184,830)
Other transactions	—	—	(52)	—	—
Death benefits	(4,572)	(14,643)	(49,999)	(30,662)	(30,714)
Net loan activity	(162)	(19,525)	(25,914)	(77)	(38,730)
Cost of insurance and other fees	(21,848)	(99,926)	(307,961)	(63,838)	(218,764)

Net increase (decrease) in net assets resulting from unit transactions	11,939	(163,177)	(220,456)	(136,857)	(423,500)

Net increase (decrease) in net assets	82,808	179,812	1,841,589	235,559	1,085,510

Net assets:
Beginning of period	772,563	2,871,297	11,457,254	2,660,250	9,379,321
End of period	$855,371	$3,051,109	$13,298,843	$2,895,809	$10,464,831

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$640,413	$31,159	$6,188	$46,106	$—
Net realized gain (loss) on security transactions	(89,822)	(36,811)	(23,782)	24,271	(37,431)
Net realized gain distributions	—	217,652	31,272	100,657	280,215
Change in unrealized appreciation (depreciation)	233,764	374,432	136,219	439,886	859,883

Net increase (decrease) in net assets resulting from operations	784,355	586,432	149,897	610,920	1,102,667

Unit transactions:
Purchases	337,971	51,085	32,757	116,941	150,864
Net transfers	160,151	(168,774)	(1,556)	(682,617)	(50,717)
Surrenders for benefit payments and fees	(219,028)	(19,923)	(216,760)	(58,945)	(106,458)
Other transactions	—	—	—	—	—
Death benefits	(115,703)	(529,647)	—	(36,423)	—
Net loan activity	87,950	(13,430)	(54,407)	(38,283)	(4,842)
Cost of insurance and other fees	(339,560)	(271,449)	(12,581)	(126,450)	(73,773)

Net increase (decrease) in net assets resulting from unit transactions	(88,219)	(952,138)	(252,547)	(825,777)	(84,926)

Net increase (decrease) in net assets	696,136	(365,706)	(102,650)	(214,857)	1,017,741

Net assets:
Beginning of period	12,048,436	4,380,217	1,213,548	5,306,200	3,223,642
End of period	$12,744,572	$4,014,511	$1,110,898	$5,091,343	$4,241,383

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$48,340	$—	$842,655	$311,213	$594,881
Net realized gain (loss) on security transactions	24,436	(93,933)	(190,089)	(6,337)	375,412
Net realized gain distributions	372,010	—	—	648,166	2,500,453
Change in unrealized appreciation (depreciation)	715,436	442,791	1,249,606	572,808	(671,650)

Net increase (decrease) in net assets resulting from operations	1,160,222	348,858	1,902,172	1,525,850	2,799,096

Unit transactions:
Purchases	121,652	28,682	1,161,449	300,599	1,044,899
Net transfers	70,969	(88,850)	(90,948)	(115,906)	(437,747)
Surrenders for benefit payments and fees	(77,429)	(20,033)	(643,595)	(90,481)	(854,181)
Other transactions	(25)	—	56	—	(62)
Death benefits	—	—	(194,010)	(257,708)	(324,087)
Net loan activity	(2,027)	(19,948)	(139,820)	(11,761)	(88,075)
Cost of insurance and other fees	(185,557)	(86,506)	(854,610)	(560,038)	(842,997)

Net increase (decrease) in net assets resulting from unit transactions	(72,417)	(186,655)	(761,478)	(735,295)	(1,502,250)

Net increase (decrease) in net assets	1,087,805	162,203	1,140,694	790,555	1,296,846

Net assets:
Beginning of period	6,183,511	2,511,531	26,285,190	15,153,217	36,741,095
End of period	$7,271,316	$2,673,734	$27,425,884	$15,943,772	$38,037,941

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$12,847	$60,693	$—
Net realized gain (loss) on security transactions	(20,345)	(26,695)	(17,788)	12,654	(8,364)
Net realized gain distributions	—	498,128	183,436	—	—
Change in unrealized appreciation (depreciation)	920,086	720,768	346,527	987,180	471,983

Net increase (decrease) in net assets resulting from operations	899,741	1,192,201	525,022	1,060,527	463,619

Unit transactions:
Purchases	—	55,529	26,280	117,541	—
Net transfers	(43,785)	77,230	(563)	530,452	—
Surrenders for benefit payments and fees	(5,313)	(47,265)	(22,885)	(16,492)	(9,497)
Other transactions	—	—	—	—	—
Death benefits	—	(9,006)	—	(30,686)	—
Net loan activity	—	(13,807)	(4,454)	21,906	(1,636)
Cost of insurance and other fees	(88,649)	(110,828)	(46,856)	(131,667)	(83,142)

Net increase (decrease) in net assets resulting from unit transactions	(137,747)	(48,147)	(48,478)	491,054	(94,275)

Net increase (decrease) in net assets	761,994	1,144,054	476,544	1,551,581	369,344

Net assets:
Beginning of period	2,639,058	3,520,808	2,324,956	5,478,400	2,054,440
End of period	$3,401,052	$4,664,862	$2,801,500	$7,029,981	$2,423,784

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$67,664	$322,395	$2,474	$47,169	$5,475
Net realized gain (loss) on security transactions	(95,081)	200,787	(1,387)	(70,008)	8,681
Net realized gain distributions	—	812,354	—	—	79,013
Change in unrealized appreciation (depreciation)	75,969	807,160	20,402	926,339	969

Net increase (decrease) in net assets resulting from operations	48,552	2,142,696	21,489	903,500	94,138

Unit transactions:
Purchases	—	—	—	81,753	—
Net transfers	—	(125,297)	(7,550)	21,556	(1,649)
Surrenders for benefit payments and fees	—	(296,613)	—	—	—
Other transactions	—	—	—	(26)	—
Death benefits	—	(511,828)	(1,665)	—	(21,965)
Net loan activity	—	(151)	(32)	(561)	(46)
Cost of insurance and other fees	(170,194)	(563,186)	(13,927)	(230,832)	(46,529)

Net increase (decrease) in net assets resulting from unit transactions	(170,194)	(1,497,075)	(23,174)	(128,110)	(70,189)

Net increase (decrease) in net assets	(121,642)	645,621	(1,685)	775,390	23,949

Net assets:
Beginning of period	1,129,201	14,554,763	131,630	4,673,738	1,071,163
End of period	$1,007,559	$15,200,384	$129,945	$5,449,128	$1,095,112

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$298,492	$307,676	$20,137	$1,566	$15,512
Net realized gain (loss) on security transactions	(136,641)	(258,826)	(42,663)	227	(19,544)
Net realized gain distributions	—	—	—	—	—
Change in unrealized appreciation (depreciation)	494,621	199,609	1,280,551	21,497	161,308

Net increase (decrease) in net assets resulting from operations	656,472	248,459	1,258,025	23,290	157,276

Unit transactions:
Purchases	95,975	113,843	145,237	—	—
Net transfers	281,504	(313,725)	(159,835)	(26)	506
Surrenders for benefit payments and fees	(8,347)	(105,939)	(61,725)	(179)	(46,736)
Other transactions	—	—	—	—	—
Death benefits	(96,476)	(37,613)	(63,912)	(2,010)	(148)
Net loan activity	(1,375)	(93)	(7,348)	(8)	—
Cost of insurance and other fees	(196,428)	(317,008)	(418,126)	(9,431)	(130,679)

Net increase (decrease) in net assets resulting from unit transactions	74,853	(660,535)	(565,709)	(11,654)	(177,057)

Net increase (decrease) in net assets	731,325	(412,076)	692,316	11,636	(19,781)

Net assets:
Beginning of period	5,354,551	5,571,138	6,980,786	201,633	904,782
End of period	$6,085,876	$5,159,062	$7,673,102	$213,269	$885,001

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,584	$1,757	$110,198	$2,299	$59,203
Net realized gain (loss) on security transactions	4,607	—	53,504	(63,481)	(24,408)
Net realized gain distributions	53,643	—	451,134	176,992	1,917
Change in unrealized appreciation (depreciation)	86,571	—	2,907,924	215,826	268,772

Net increase (decrease) in net assets resulting from operations	149,405	1,757	3,522,760	331,636	305,484

Unit transactions:
Purchases	—	—	167,891	18,183	120,264
Net transfers	(12,116)	—	(190,767)	(210,895)	5,314
Surrenders for benefit payments and fees	—	—	(319,813)	(13,272)	(98,335)
Other transactions	—	—	—	—	—
Death benefits	—	—	(266,310)	—	—
Net loan activity	(18)	—	(403)	54	(2,368)
Cost of insurance and other fees	(35,393)	(991)	(503,308)	(76,925)	(61,869)

Net increase (decrease) in net assets resulting from unit transactions	(47,527)	(991)	(1,112,710)	(282,855)	(36,994)

Net increase (decrease) in net assets	101,878	766	2,410,050	48,781	268,490

Net assets:
Beginning of period	552,323	37,920	13,942,530	1,619,221	2,419,656
End of period	$654,201	$38,686	$16,352,580	$1,668,002	$2,688,146

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account
Operations:
Net investment income (loss)	$208,049	$—	$222,677	$10,174	$2,208
Net realized gain (loss) on security transactions	(14,519)	(308,222)	(25,269)	(66,618)	(502)
Net realized gain distributions	—	—	—	—	—
Change in unrealized appreciation (depreciation)	1,021,973	808,738	1,077,454	62,651	1,218

Net increase (decrease) in net assets resulting from operations	1,215,503	500,516	1,274,862	6,207	2,924

Unit transactions:
Purchases	14	825,215	17	—	—
Net transfers	(15,018)	284,360	(13,905)	(236,415)	—
Surrenders for benefit payments and fees	(189,896)	(550,212)	(214,665)	—	—
Other transactions	(25)	(58)	—	(1)	—
Death benefits	(34,312)	(96,467)	(11,400)	—	—
Net loan activity	(34,691)	(54,311)	(21,045)	—	—
Cost of insurance and other fees	(167,885)	(556,738)	(182,407)	(3,786)	(1,072)

Net increase (decrease) in net assets resulting from unit transactions	(441,813)	(148,211)	(443,405)	(240,202)	(1,072)

Net increase (decrease) in net assets	773,690	352,305	831,457	(233,995)	1,852

Net assets:
Beginning of period	6,021,504	17,464,624	6,280,219	233,995	25,452
End of period	$6,795,194	$17,816,929	$7,111,676	$—	$27,304

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$372	$—	$9,372	$—	$1,261,521
Net realized gain (loss) on security transactions	(131)	(945,182)	—	408,470	587,987
Net realized gain distributions	403	—	—	243,088	3,697,793
Change in unrealized appreciation (depreciation)	1,970	2,179,857	—	6,093,611	15,643,478

Net increase (decrease) in net assets resulting from operations	2,614	1,234,675	9,372	6,745,169	21,190,779

Unit transactions:
Purchases	—	127,731	10,334	334,165	961,317
Net transfers	—	(231,000)	236,421	(336,701)	922,571
Surrenders for benefit payments and fees	—	(32,112)	—	(490,047)	(689,513)
Other transactions	—	—	—	—	150
Death benefits	—	(588)	—	(566,730)	(516,471)
Net loan activity	—	(6,274)	—	16,107	(15,006)
Cost of insurance and other fees	(957)	(83,307)	(7,874)	(871,604)	(3,215,019)

Net increase (decrease) in net assets resulting from unit transactions	(957)	(225,550)	238,881	(1,914,810)	(2,551,971)

Net increase (decrease) in net assets	1,657	1,009,125	248,253	4,830,359	18,638,808

Net assets:
Beginning of period	22,364	2,932,819	85,075	15,885,377	81,882,294
End of period	$24,021	$3,941,944	$333,328	$20,715,736	$100,521,102

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$47,017	$27,811	$253,294	$224,491	$912
Net realized gain (loss) on security transactions	1,504	(52,294)	(156,853)	139,316	2
Net realized gain distributions	80,682	1,548,977	—	629,285	—
Change in unrealized appreciation (depreciation)	135,429	(455,785)	98,300	686,771	8,906

Net increase (decrease) in net assets resulting from operations	264,632	1,068,709	194,741	1,679,863	9,820

Unit transactions:
Purchases	32,844	142,499	140,360	276,045	1,162
Net transfers	17,914	(453,599)	(327,312)	398,547	—
Surrenders for benefit payments and fees	—	(20,497)	(43,298)	(48,279)	—
Other transactions	—	—	—	—	—
Death benefits	(4,194)	(363,169)	(95,625)	(11,309)	—
Net loan activity	—	(6,717)	57,877	(129)	—
Cost of insurance and other fees	(65,262)	(185,902)	(121,582)	(459,215)	(3,362)

Net increase (decrease) in net assets resulting from unit transactions	(18,698)	(887,385)	(389,580)	155,660	(2,200)

Net increase (decrease) in net assets	245,934	181,324	(194,839)	1,835,523	7,620

Net assets:
Beginning of period	2,564,192	7,756,957	4,261,644	10,626,807	57,304
End of period	$2,810,126	$7,938,281	$4,066,805	$12,462,330	$64,924

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$339	$120,979	$65,319	$568	$3,471
Net realized gain (loss) on security transactions	223	(24,374)	(74,478)	(17,171)	8,031
Net realized gain distributions	—	—	—	—	—
Change in unrealized appreciation (depreciation)	50,896	169,585	52,986	259,469	31,462

Net increase (decrease) in net assets resulting from operations	51,458	266,190	43,827	242,866	42,964

Unit transactions:
Purchases	12,868	52,115	33,391	30,741	9,630
Net transfers	437,067	171,970	(111,724)	(236,515)	37,650
Surrenders for benefit payments and fees	—	—	(5,075)	(974)	—
Other transactions	—	—	25	—	—
Death benefits	—	(11,094)	—	—	—
Net loan activity	—	(293)	(56)	(71)	—
Cost of insurance and other fees	(3,741)	(93,354)	(54,899)	(41,213)	(13,225)

Net increase (decrease) in net assets resulting from unit transactions	446,194	119,344	(138,338)	(248,032)	34,055

Net increase (decrease) in net assets	497,652	385,534	(94,511)	(5,166)	77,019

Net assets:
Beginning of period	45,956	2,115,157	1,130,486	1,483,064	204,038
End of period	$543,608	$2,500,691	$1,035,975	$1,477,898	$281,057

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT Core Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,950	$4,314	$—	$1,380	$—
Net realized gain (loss) on security transactions	(34,960)	(1,391)	(10,880)	(4,440)	—
Net realized gain distributions	34,973	26,443	36,548	8,719	—
Change in unrealized appreciation (depreciation)	108,358	168,486	1,054,148	3,498	—

Net increase (decrease) in net assets resulting from operations	110,321	197,852	1,079,816	9,157	—

Unit transactions:
Purchases	25,292	1,966	174,770	3,849	—
Net transfers	8,479	1	901,467	71,706	—
Surrenders for benefit payments and fees	(3,141)	—	(72,213)	(1,482)	—
Other transactions	—	—	—	—	—
Death benefits	—	—	(4,681)	—	—
Net loan activity	—	—	31	—	—
Cost of insurance and other fees	(12,139)	(16,606)	(146,419)	(2,898)	—

Net increase (decrease) in net assets resulting from unit transactions	18,491	(14,639)	852,955	71,175	—

Net increase (decrease) in net assets	128,812	183,213	1,932,771	80,332	—

Net assets:
Beginning of period	436,210	764,938	2,235,672	53,058	—
End of period	$565,022	$948,151	$4,168,443	$133,390	$—

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Sub-Account
Operations:
Net investment income (loss)	$—
Net realized gain (loss) on security transactions	(34,630)
Net realized gain distributions	—
Change in unrealized appreciation (depreciation)	581,804

Net increase (decrease) in net assets resulting from operations	547,174

Unit transactions:
Purchases	—
Net transfers	(31,104)
Surrenders for benefit payments and fees	—
Other transactions	—
Death benefits	—
Net loan activity	—
Cost of insurance and other fees	(130,667)

Net increase (decrease) in net assets resulting from unit transactions	(161,771)

Net increase (decrease) in net assets	385,403

Net assets:
Beginning of period	4,259,759
End of period	$4,645,162

The accompanying notes are an integral part of these financial statements.
SA-75

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$25,711	$—	$130,955	$99,918	$1,268,046
Net realized gain (loss) on security transactions	(4,305)	(1,231)	(55,300)	182,429	486,417
Net realized gain distributions	83,760	140,646	—	1,799,112	6,923,536
Change in unrealized appreciation (depreciation)	(287,878)	(447,247)	(603,067)	(4,320,233)	(18,888,058)

Net increase (decrease) in net assets resulting from operations	(182,712)	(307,832)	(527,412)	(2,238,774)	(10,210,059)

Unit transactions:
Purchases	36,255	—	—	404,940	1,267,756
Net transfers	22,848	—	(7,650)	(481,438)	189,656
Surrenders for benefit payments and fees	(12,290)	(514)	(122,849)	(387,376)	(324,904)
Other transactions	—	—	—	—	(31)
Death benefits	(4,261)	—	(15,048)	(40,523)	(1,587,836)
Net loan activity	(7,703)	—	(236)	(13,096)	89,131
Cost of insurance and other fees	(20,551)	(16,329)	(94,070)	(354,484)	(2,135,757)

Net increase (decrease) in net assets resulting from unit transactions	14,298	(16,843)	(239,853)	(871,977)	(2,501,985)

Net increase (decrease) in net assets	(168,414)	(324,675)	(767,265)	(3,110,751)	(12,712,044)

Net assets:
Beginning of period	942,636	1,110,425	3,844,052	14,550,475	76,525,605
End of period	$774,222	$785,750	$3,076,787	$11,439,724	$63,813,561

The accompanying notes are an integral part of these financial statements.
SA-76

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	American Funds IS Washington Mutual Investors Fund (Class 2)	American Funds IS The Bond Fund of America® (Class 2)	American Funds IS Capital World Bond Fund® (Class 2)	American Funds IS Capital World Growth and Income Fund® (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$789,886	$1,271,817	$5,886	$201,441	$284,117
Net realized gain (loss) on security transactions	398,063	(247,506)	(10,048)	29,325	484,704
Net realized gain distributions	9,343,828	505,080	38,797	1,956,244	4,783,713
Change in unrealized appreciation (depreciation)	(14,374,392)	(7,618,252)	(526,791)	(3,982,726)	(19,087,473)

Net increase (decrease) in net assets resulting from operations	(3,842,615)	(6,088,861)	(492,156)	(1,795,716)	(13,534,939)

Unit transactions:
Purchases	675,636	1,545,696	115,921	327,398	794,283
Net transfers	163,616	(757,723)	10,383	(30,064)	(175,116)
Surrenders for benefit payments and fees	(398,012)	(738,141)	(36,379)	(174,282)	(304,924)
Other transactions	(26)	154	—	—	(11)
Death benefits	(1,030,418)	(744,194)	(4,902)	(46,569)	(308,791)
Net loan activity	(30,356)	(7,500)	436	(11,942)	(30,518)
Cost of insurance and other fees	(1,027,692)	(1,412,007)	(59,153)	(188,022)	(1,145,277)

Net increase (decrease) in net assets resulting from unit transactions	(1,647,252)	(2,113,715)	26,306	(123,481)	(1,170,354)

Net increase (decrease) in net assets	(5,489,867)	(8,202,576)	(465,850)	(1,919,197)	(14,705,293)

Net assets:
Beginning of period	45,679,293	49,276,951	2,772,507	10,162,655	54,697,494
End of period	$40,189,426	$41,074,375	$2,306,657	$8,243,458	$39,992,201

The accompanying notes are an integral part of these financial statements.
SA-77

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$643,663	$1,713,644	$874,159	$260,665
Net realized gain (loss) on security transactions	(16,898)	2,422,831	2,447,980	(39,260)	150,713
Net realized gain distributions	7,740,261	28,748,526	13,220,580	6,901,378	1,773,094
Change in unrealized appreciation (depreciation)	(16,539,374)	(108,164,965)	(43,546,328)	(20,322,617)	(7,494,410)

Net increase (decrease) in net assets resulting from operations	(8,816,011)	(76,349,945)	(26,164,124)	(12,586,340)	(5,309,938)

Unit transactions:
Purchases	484,757	3,140,991	2,337,222	1,591,758	566,518
Net transfers	572,723	2,108,918	(2,174,490)	(150,707)	431,126
Surrenders for benefit payments and fees	(304,589)	(2,636,579)	(1,490,374)	(827,480)	(347,784)
Other transactions	561	443	2,080	(187)	—
Death benefits	(84,114)	(2,064,048)	(4,063,212)	(319,686)	(135,515)
Net loan activity	(19,489)	(156,529)	(31,785)	9,807	70,153
Cost of insurance and other fees	(789,946)	(4,977,219)	(3,728,081)	(1,288,258)	(547,882)

Net increase (decrease) in net assets resulting from unit transactions	(140,097)	(4,584,023)	(9,148,640)	(984,753)	36,616

Net increase (decrease) in net assets	(8,956,108)	(80,933,968)	(35,312,764)	(13,571,093)	(5,273,322)

Net assets:
Beginning of period	29,795,351	257,051,739	161,578,185	60,854,523	23,945,387
End of period	$20,839,243	$176,117,771	$126,265,421	$47,283,430	$18,672,065

The accompanying notes are an integral part of these financial statements.
SA-78

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,701	$503	$374,949	$186,120	$68,239
Net realized gain (loss) on security transactions	(2,425)	770	141,319	(48,201)	(88,539)
Net realized gain distributions	34,069	60,587	658,305	583,310	403,436
Change in unrealized appreciation (depreciation)	(124,260)	(179,040)	(2,323,804)	(2,200,274)	(1,090,127)

Net increase (decrease) in net assets resulting from operations	(82,915)	(117,180)	(1,149,231)	(1,479,045)	(706,991)

Unit transactions:
Purchases	—	5,024	286,929	59,752	83,857
Net transfers	—	583	(61,070)	(1,723)	(223,402)
Surrenders for benefit payments and fees	(45,959)	—	(41,258)	(2,123)	(6,271)
Other transactions	—	—	(28)	—	—
Death benefits	(5,355)	—	(810,258)	(210,804)	(359,187)
Net loan activity	(31)	—	(33,967)	—	—
Cost of insurance and other fees	(19,697)	(4,699)	(793,190)	(170,181)	(83,181)

Net increase (decrease) in net assets resulting from unit transactions	(71,042)	908	(1,452,842)	(325,079)	(588,184)

Net increase (decrease) in net assets	(153,957)	(116,272)	(2,602,073)	(1,804,124)	(1,295,175)

Net assets:
Beginning of period	592,792	556,995	22,080,618	10,885,937	4,559,645
End of period	$438,835	$440,723	$19,478,545	$9,081,813	$3,264,470

The accompanying notes are an integral part of these financial statements.
SA-79

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$122,743	$314,697	$4,677	$89,327	$71,106
Net realized gain (loss) on security transactions	49,833	—	(44,009)	419,196	48,832
Net realized gain distributions	488,479	—	103,217	1,676,358	1,753,305
Change in unrealized appreciation (depreciation)	(2,072,760)	—	(468,768)	(13,368,270)	(6,141,457)

Net increase (decrease) in net assets resulting from operations	(1,411,705)	314,697	(404,883)	(11,183,389)	(4,268,214)

Unit transactions:
Purchases	221,732	3,081,786	37,265	802,975	805,568
Net transfers	637,399	1,216,275	(240,320)	466,236	1,479,011
Surrenders for benefit payments and fees	(164,015)	(791,192)	—	(1,104,624)	(633,927)
Other transactions	—	(446)	—	(1)	(27)
Death benefits	(172,678)	(228,925)	—	(194,832)	(109,442)
Net loan activity	(13,135)	63,923	—	(45,331)	43,147
Cost of insurance and other fees	(250,122)	(1,689,517)	(37,079)	(1,014,329)	(753,330)

Net increase (decrease) in net assets resulting from unit transactions	259,181	1,651,904	(240,134)	(1,089,906)	831,000

Net increase (decrease) in net assets	(1,152,524)	1,966,601	(645,017)	(12,273,295)	(3,437,214)

Net assets:
Beginning of period	7,920,391	22,986,097	1,673,886	42,723,130	28,681,834
End of period	$6,767,867	$24,952,698	$1,028,869	$30,449,835	$25,244,620

The accompanying notes are an integral part of these financial statements.
SA-80

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,191	$4,545	$1,700	$—	$1,318,365
Net realized gain (loss) on security transactions	2,388	(786)	(20,597)	36,345	(9,653)
Net realized gain distributions	3,670	160	9,329	774,638	535,131
Change in unrealized appreciation (depreciation)	(135,706)	(21,402)	(21,768)	(1,553,392)	(3,409,800)

Net increase (decrease) in net assets resulting from operations	(125,457)	(17,483)	(31,336)	(742,409)	(1,565,957)

Unit transactions:
Purchases	—	—	20,572	37,022	908,044
Net transfers	(65)	(25,076)	53,420	14,106	710,663
Surrenders for benefit payments and fees	(170)	(1,225)	(2,174)	(12,229)	(209,792)
Other transactions	—	—	—	—	(2)
Death benefits	(3,040)	—	—	—	(135,166)
Net loan activity	(57)	(223)	—	1,018	(24,847)
Cost of insurance and other fees	(17,807)	(3,057)	(10,507)	(19,797)	(867,195)

Net increase (decrease) in net assets resulting from unit transactions	(21,139)	(29,581)	61,311	20,120	381,705

Net increase (decrease) in net assets	(146,596)	(47,064)	29,975	(722,289)	(1,184,252)

Net assets:
Beginning of period	516,095	172,539	166,431	2,003,061	28,109,897
End of period	$369,499	$125,475	$196,406	$1,280,772	$26,925,645

The accompanying notes are an integral part of these financial statements.
SA-81

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$251,376	$517,663	$33,836	$176,264	$—
Net realized gain (loss) on security transactions	(74,446)	(2,043)	30,818	(81,255)	(66,119)
Net realized gain distributions	1,503,225	3,126,223	539,868	3,326,319	815,040
Change in unrealized appreciation (depreciation)	(2,591,722)	(5,919,851)	(1,110,093)	(5,469,151)	(2,261,619)

Net increase (decrease) in net assets resulting from operations	(911,567)	(2,278,008)	(505,571)	(2,047,823)	(1,512,698)

Unit transactions:
Purchases	536,004	—	179,051	445,539	119,129
Net transfers	(358,537)	(403,066)	(41,164)	(1,006,647)	(179,196)
Surrenders for benefit payments and fees	(347,620)	(276,985)	(67,375)	(429,161)	(100,130)
Other transactions	(26)	58	—	—	—
Death benefits	(195,343)	(192,234)	(3,843)	(114,255)	(539)
Net loan activity	38,471	(33,065)	(18,435)	57,531	(9,867)
Cost of insurance and other fees	(511,787)	(674,553)	(87,683)	(459,340)	(69,715)

Net increase (decrease) in net assets resulting from unit transactions	(838,838)	(1,579,845)	(39,449)	(1,506,333)	(240,318)

Net increase (decrease) in net assets	(1,750,405)	(3,857,853)	(545,020)	(3,554,156)	(1,753,016)

Net assets:
Beginning of period	19,178,304	30,935,732	4,781,534	20,709,416	4,588,070
End of period	$17,427,899	$27,077,879	$4,236,514	$17,155,260	$2,835,054

The accompanying notes are an integral part of these financial statements.
SA-82

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$709,356	$1,728	$901,686	$1,517,660	$1,078,817
Net realized gain (loss) on security transactions	(156,220)	1,849	504,140	(501,870)	673,768
Net realized gain distributions	—	11,652	6,232,912	21,362,103	5,865,499
Change in unrealized appreciation (depreciation)	(2,409,715)	(42,356)	(15,299,296)	(51,207,226)	(31,477,193)

Net increase (decrease) in net assets resulting from operations	(1,856,579)	(27,127)	(7,660,558)	(28,829,333)	(23,859,109)

Unit transactions:
Purchases	710,248	—	944,506	3,693,988	2,355,616
Net transfers	(99,580)	166	(29,698)	(1,572,932)	(2,021,112)
Surrenders for benefit payments and fees	(487,743)	—	(659,500)	(1,983,516)	(1,743,052)
Other transactions	26	—	(1)	273	(1,063)
Death benefits	(171,800)	(2,495)	(2,000,767)	(2,253,251)	(881,409)
Net loan activity	24,829	—	(14,458)	(370,797)	(48,697)
Cost of insurance and other fees	(457,831)	(12,085)	(2,005,314)	(5,096,979)	(2,566,210)

Net increase (decrease) in net assets resulting from unit transactions	(481,851)	(14,414)	(3,765,232)	(7,583,214)	(4,905,927)

Net increase (decrease) in net assets	(2,338,430)	(41,541)	(11,425,790)	(36,412,547)	(28,765,036)

Net assets:
Beginning of period	17,947,012	174,931	58,288,834	189,871,456	127,286,801
End of period	$15,608,582	$133,390	$46,863,044	$153,458,909	$98,521,765

The accompanying notes are an integral part of these financial statements.
SA-83

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,027,842	$603,336	$514,983	$—	$—
Net realized gain (loss) on security transactions	1,133,486	146,527	(106,611)	(196,094)	(40,574)
Net realized gain distributions	12,628,279	6,334,993	8,371,066	4,220,175	92,452
Change in unrealized appreciation (depreciation)	(27,609,591)	(15,018,757)	(26,349,417)	(12,916,686)	(256,080)

Net increase (decrease) in net assets resulting from operations	(11,819,984)	(7,933,901)	(17,569,979)	(8,892,605)	(204,202)

Unit transactions:
Purchases	2,649,740	688,573	644,767	310,669	20,433
Net transfers	(2,568,923)	1,207,318	(307,752)	310,601	(151,513)
Surrenders for benefit payments and fees	(1,441,256)	(797,682)	(552,286)	(365,533)	(31,513)
Other transactions	(314)	(250)	58	(84)	—
Death benefits	(2,524,061)	(490,348)	(1,203,590)	(416,091)	—
Net loan activity	(264,673)	(28,562)	(78,752)	(33,951)	(200)
Cost of insurance and other fees	(3,921,070)	(996,719)	(1,723,675)	(739,122)	(4,683)

Net increase (decrease) in net assets resulting from unit transactions	(8,070,557)	(417,670)	(3,221,230)	(933,511)	(167,476)

Net increase (decrease) in net assets	(19,890,541)	(8,351,571)	(20,791,209)	(9,826,116)	(371,678)

Net assets:
Beginning of period	134,241,589	43,360,979	73,229,172	28,973,091	730,269
End of period	$114,351,048	$35,009,408	$52,437,963	$19,146,975	$358,591

The accompanying notes are an integral part of these financial statements.
SA-84

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$941,914	$2,923,373	$66,664	$—	$1,670
Net realized gain (loss) on security transactions	1,520,572	(709,429)	(66,570)	11,850	1,068
Net realized gain distributions	5,676,293	1,169,939	—	1,659,712	40,735
Change in unrealized appreciation (depreciation)	(11,506,131)	(19,020,587)	(57,198)	(4,162,986)	(50,351)

Net increase (decrease) in net assets resulting from operations	(3,367,352)	(15,636,704)	(57,104)	(2,491,424)	(6,878)

Unit transactions:
Purchases	1,007,707	3,843,518	2,415,159	100,577	—
Net transfers	(251,699)	73,048	(147,084)	(27,906)	(168)
Surrenders for benefit payments and fees	(276,474)	(1,948,639)	(758,372)	(33,185)	(2,184)
Other transactions	(146)	1,219	549	—	—
Death benefits	(2,074,412)	(753,420)	(111,448)	(37,785)	—
Net loan activity	(62,359)	(110,469)	(13,256)	—	—
Cost of insurance and other fees	(2,609,575)	(3,666,143)	(2,357,581)	(144,883)	(8,228)

Net increase (decrease) in net assets resulting from unit transactions	(4,266,958)	(2,560,886)	(972,033)	(143,182)	(10,580)

Net increase (decrease) in net assets	(7,634,310)	(18,197,590)	(1,029,137)	(2,634,606)	(17,458)

Net assets:
Beginning of period	64,575,847	110,525,836	29,949,221	8,071,552	239,040
End of period	$56,941,537	$92,328,246	$28,920,084	$5,436,946	$221,582

The accompanying notes are an integral part of these financial statements.
SA-85

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$305,338	$137,255	$8,559	$141	$590
Net realized gain (loss) on security transactions	(30,922)	262,621	1,218	32	1,463
Net realized gain distributions	142,276	312,977	145,455	1,063	3,978
Change in unrealized appreciation (depreciation)	(1,053,105)	(633,551)	(383,831)	(1,403)	(15,930)

Net increase (decrease) in net assets resulting from operations	(636,413)	79,302	(228,599)	(167)	(9,899)

Unit transactions:
Purchases	156,250	130,350	—	—	3,110
Net transfers	19,755	(105,174)	(1,592)	—	—
Surrenders for benefit payments and fees	(20,750)	(343,997)	—	—	—
Other transactions	(25)	—	—	—	—
Death benefits	(42,021)	(96,302)	—	—	—
Net loan activity	94,320	(78)	(105)	—	—
Cost of insurance and other fees	(118,043)	(296,153)	(36,630)	(100)	(5,272)

Net increase (decrease) in net assets resulting from unit transactions	89,486	(711,354)	(38,327)	(100)	(2,162)

Net increase (decrease) in net assets	(546,927)	(632,052)	(266,926)	(267)	(12,061)

Net assets:
Beginning of period	4,357,686	10,693,451	1,123,267	8,700	81,178
End of period	$3,810,759	$10,061,399	$856,341	$8,433	$69,117

The accompanying notes are an integral part of these financial statements.
SA-86

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$25,012	$38,056	$205,265	$10,347	$—
Net realized gain (loss) on security transactions	(829)	15,748	68,795	(52,458)	13,094
Net realized gain distributions	—	278,980	1,309,329	618,115	1,833,828
Change in unrealized appreciation (depreciation)	(286,822)	(512,623)	(4,189,373)	(1,059,571)	(4,313,660)

Net increase (decrease) in net assets resulting from operations	(262,639)	(179,839)	(2,605,984)	(483,567)	(2,466,738)

Unit transactions:
Purchases	49,942	117,962	521,154	—	351,818
Net transfers	7,681	127,593	(458,058)	(5)	(115,336)
Surrenders for benefit payments and fees	(82,290)	(23,518)	(261,714)	(196,518)	(281,839)
Other transactions	—	—	51	—	—
Death benefits	(17,065)	(17,140)	(11,401)	(11,770)	(41,156)
Net loan activity	(259)	2,358	8,044	(77)	(13,493)
Cost of insurance and other fees	(21,152)	(92,628)	(280,436)	(79,812)	(215,876)

Net increase (decrease) in net assets resulting from unit transactions	(63,143)	114,627	(482,360)	(288,182)	(315,882)

Net increase (decrease) in net assets	(325,782)	(65,212)	(3,088,344)	(771,749)	(2,782,620)

Net assets:
Beginning of period	1,098,345	2,936,509	14,545,598	3,431,999	12,161,941
End of period	$772,563	$2,871,297	$11,457,254	$2,660,250	$9,379,321

The accompanying notes are an integral part of these financial statements.
SA-87

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$562,056	$38,748	$13,517	$71,402	$—
Net realized gain (loss) on security transactions	(74,074)	47,704	2,564	31,213	(37,471)
Net realized gain distributions	34,861	644,370	162,122	433,406	426,534
Change in unrealized appreciation (depreciation)	(2,336,925)	(1,483,446)	(342,794)	(1,054,548)	(1,883,585)

Net increase (decrease) in net assets resulting from operations	(1,814,082)	(752,624)	(164,591)	(518,527)	(1,494,522)

Unit transactions:
Purchases	382,792	62,081	53,565	139,210	182,004
Net transfers	(289,989)	(77,405)	(9,073)	821,501	(14,127)
Surrenders for benefit payments and fees	(135,201)	(75,921)	(9,697)	(81,160)	(47,644)
Other transactions	—	—	—	—	—
Death benefits	(50,081)	(47,047)	(3,340)	(1,886)	—
Net loan activity	123,437	107,444	(10,314)	4,608	(917)
Cost of insurance and other fees	(342,590)	(394,254)	(13,417)	(148,889)	(69,263)

Net increase (decrease) in net assets resulting from unit transactions	(311,632)	(425,102)	7,724	733,384	50,053

Net increase (decrease) in net assets	(2,125,714)	(1,177,726)	(156,867)	214,857	(1,444,469)

Net assets:
Beginning of period	14,174,150	5,557,943	1,370,415	5,091,343	4,668,111
End of period	$12,048,436	$4,380,217	$1,213,548	$5,306,200	$3,223,642

The accompanying notes are an integral part of these financial statements.
SA-88

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$43,977	$—	$768,441	$271,876	$510,978
Net realized gain (loss) on security transactions	37,543	(70,482)	(107,393)	37,780	456,787
Net realized gain distributions	842,979	853,237	323,846	1,359,844	2,177,793
Change in unrealized appreciation (depreciation)	(2,153,408)	(1,936,330)	(5,304,539)	(3,317,342)	(5,514,542)

Net increase (decrease) in net assets resulting from operations	(1,228,909)	(1,153,575)	(4,319,645)	(1,647,842)	(2,368,984)

Unit transactions:
Purchases	120,939	27,966	1,245,842	373,270	1,148,680
Net transfers	63,958	(185,240)	(142,068)	567,793	(255,185)
Surrenders for benefit payments and fees	(15,338)	(23,213)	(689,363)	(55,756)	(1,007,439)
Other transactions	—	—	94	—	(26)
Death benefits	(47,390)	(8,246)	(191,858)	(219,358)	(84,587)
Net loan activity	(891)	(7,882)	(12,245)	(30,972)	102,895
Cost of insurance and other fees	(171,119)	(82,000)	(900,832)	(650,799)	(819,373)

Net increase (decrease) in net assets resulting from unit transactions	(49,841)	(278,615)	(690,430)	(15,822)	(915,035)

Net increase (decrease) in net assets	(1,278,750)	(1,432,190)	(5,010,075)	(1,663,664)	(3,284,019)

Net assets:
Beginning of period	7,462,261	3,943,721	31,295,265	16,816,881	40,025,114
End of period	$6,183,511	$2,511,531	$26,285,190	$15,153,217	$36,741,095

The accompanying notes are an integral part of these financial statements.
SA-89

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$28,114	$14,599	$—
Net realized gain (loss) on security transactions	48,370	5,747	5,521	81,969	(37,423)
Net realized gain distributions	1,102,396	698,743	977,039	684,015	482,699
Change in unrealized appreciation (depreciation)	(2,432,332)	(2,444,611)	(1,624,244)	(1,802,337)	(1,351,675)

Net increase (decrease) in net assets resulting from operations	(1,281,566)	(1,740,121)	(613,570)	(1,021,754)	(906,399)

Unit transactions:
Purchases	—	52,087	26,642	105,928	—
Net transfers	1,399	(75,269)	(59,976)	32,066	(183,392)
Surrenders for benefit payments and fees	(187,354)	(77,605)	(32,882)	(54,968)	(14,952)
Other transactions	—	—	—	—	—
Death benefits	(60,550)	(26,416)	(9,050)	(8,256)	—
Net loan activity	—	(21,729)	(298)	10,587	(6,724)
Cost of insurance and other fees	(83,948)	(96,917)	(42,009)	(112,175)	(75,223)

Net increase (decrease) in net assets resulting from unit transactions	(330,453)	(245,849)	(117,573)	(26,818)	(280,291)

Net increase (decrease) in net assets	(1,612,019)	(1,985,970)	(731,143)	(1,048,572)	(1,186,690)

Net assets:
Beginning of period	4,251,077	5,506,778	3,056,099	6,526,972	3,241,130
End of period	$2,639,058	$3,520,808	$2,324,956	$5,478,400	$2,054,440

The accompanying notes are an integral part of these financial statements.
SA-90

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$91,383	$252,038	$3,016	$101,048	$6,710
Net realized gain (loss) on security transactions	(120,290)	179,433	(4,262)	(56,552)	18,317
Net realized gain distributions	27,645	1,261,202	17,166	1,935,664	92,991
Change in unrealized appreciation (depreciation)	(25,625)	(2,159,961)	(47,758)	(3,033,772)	(173,096)

Net increase (decrease) in net assets resulting from operations	(26,887)	(467,288)	(31,838)	(1,053,612)	(55,078)

Unit transactions:
Purchases	—	—	—	70,336	—
Net transfers	—	(8,542)	701	2,385	(426)
Surrenders for benefit payments and fees	—	(116,274)	—	(7,735)	(19,798)
Other transactions	—	—	—	—	—
Death benefits	—	(369,240)	(27,340)	(14,650)	(2,010)
Net loan activity	—	(24,829)	(11,957)	(22,310)	(888)
Cost of insurance and other fees	(244,360)	(543,190)	(12,716)	(197,221)	(41,086)

Net increase (decrease) in net assets resulting from unit transactions	(244,360)	(1,062,075)	(51,312)	(169,195)	(64,208)

Net increase (decrease) in net assets	(271,247)	(1,529,363)	(83,150)	(1,222,807)	(119,286)

Net assets:
Beginning of period	1,400,448	16,084,126	214,780	5,896,545	1,190,449
End of period	$1,129,201	$14,554,763	$131,630	$4,673,738	$1,071,163

The accompanying notes are an integral part of these financial statements.
SA-91

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$307,529	$350,811	$130,515	$—	$24,338
Net realized gain (loss) on security transactions	(173,490)	(148,530)	(79,794)	484	(68,431)
Net realized gain distributions	11,019	—	782,100	25,274	38,200
Change in unrealized appreciation (depreciation)	(865,148)	(1,092,803)	(2,100,154)	(104,148)	(99,633)

Net increase (decrease) in net assets resulting from operations	(720,090)	(890,522)	(1,267,333)	(78,390)	(105,526)

Unit transactions:
Purchases	111,842	138,048	125,903	—	—
Net transfers	(65,554)	(146,122)	23,550	—	—
Surrenders for benefit payments and fees	(59,994)	—	(134,913)	—	(10,744)
Other transactions	—	—	—	—	—
Death benefits	(183,920)	(24,147)	(20,575)	—	(73,923)
Net loan activity	(21,158)	(7,515)	(10,716)	(324)	—
Cost of insurance and other fees	(188,667)	(305,900)	(360,666)	(8,555)	(163,734)

Net increase (decrease) in net assets resulting from unit transactions	(407,451)	(345,636)	(377,417)	(8,879)	(248,401)

Net increase (decrease) in net assets	(1,127,541)	(1,236,158)	(1,644,750)	(87,269)	(353,927)

Net assets:
Beginning of period	6,482,092	6,807,296	8,625,536	288,902	1,258,709
End of period	$5,354,551	$5,571,138	$6,980,786	$201,633	$904,782

The accompanying notes are an integral part of these financial statements.
SA-92

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,545	$486	$125,990	$2,756	$73,306
Net realized gain (loss) on security transactions	6,720	—	107,773	(53,424)	(8,142)
Net realized gain distributions	154,366	—	2,241,212	226,139	187,185
Change in unrealized appreciation (depreciation)	(276,976)	—	(6,777,944)	(423,832)	(908,585)

Net increase (decrease) in net assets resulting from operations	(106,345)	486	(4,302,969)	(248,361)	(656,236)

Unit transactions:
Purchases	—	—	154,851	34,130	145,366
Net transfers	—	—	(53,968)	(39,377)	28,997
Surrenders for benefit payments and fees	(5,834)	—	(139,581)	—	(75,992)
Other transactions	—	—	—	—	—
Death benefits	—	—	(474,484)	—	(15,073)
Net loan activity	(17)	—	(36,287)	144	(4,339)
Cost of insurance and other fees	(30,211)	(878)	(496,505)	(68,659)	(60,239)

Net increase (decrease) in net assets resulting from unit transactions	(36,062)	(878)	(1,045,974)	(73,762)	18,720

Net increase (decrease) in net assets	(142,407)	(392)	(5,348,943)	(322,123)	(637,516)

Net assets:
Beginning of period	694,730	38,312	19,291,473	1,941,344	3,057,172
End of period	$552,323	$37,920	$13,942,530	$1,619,221	$2,419,656

The accompanying notes are an integral part of these financial statements.
SA-93

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$192,937	$—	$10,882	$9,707	$2,011
Net realized gain (loss) on security transactions	(90,747)	(257,338)	(110,363)	(1,381)	(405)
Net realized gain distributions	—	—	—	4,334	—
Change in unrealized appreciation (depreciation)	(661,360)	(640,673)	(803,876)	(51,866)	(7,681)

Net increase (decrease) in net assets resulting from operations	(559,170)	(898,011)	(903,357)	(39,206)	(6,075)

Unit transactions:
Purchases	118,868	880,691	235,823	3,612	—
Net transfers	(496,147)	(45,041)	(390,081)	—	—
Surrenders for benefit payments and fees	(91,599)	(380,851)	(55,346)	—	—
Other transactions	26	80	—	—	—
Death benefits	(4,965)	(50,554)	(57,734)	—	—
Net loan activity	(8,748)	93,355	(1,120)	—	—
Cost of insurance and other fees	(176,367)	(560,846)	(193,656)	(7,308)	(990)

Net increase (decrease) in net assets resulting from unit transactions	(658,932)	(63,166)	(462,114)	(3,696)	(990)

Net increase (decrease) in net assets	(1,218,102)	(961,177)	(1,365,471)	(42,902)	(7,065)

Net assets:
Beginning of period	7,239,606	18,425,801	7,645,690	276,897	32,517
End of period	$6,021,504	$17,464,624	$6,280,219	$233,995	$25,452

The accompanying notes are an integral part of these financial statements.
SA-94

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$105	$—	$1,206	$—	$1,303,600
Net realized gain (loss) on security transactions	(62)	(1,294,589)	—	352,098	813,483
Net realized gain distributions	2,537	2,159,955	—	3,260,716	3,992,651
Change in unrealized appreciation (depreciation)	(10,314)	(6,491,699)	—	(11,032,228)	(24,563,186)

Net increase (decrease) in net assets resulting from operations	(7,734)	(5,626,333)	1,206	(7,419,414)	(18,453,452)

Unit transactions:
Purchases	—	121,922	6,722	286,435	909,099
Net transfers	—	(576,054)	(2,180)	(79,758)	2,240,863
Surrenders for benefit payments and fees	—	(72,929)	(10,351)	(188,248)	(2,053,459)
Other transactions	—	—	—	—	3
Death benefits	—	(10,000)	—	(801,784)	(678,421)
Net loan activity	—	(1,824)	—	(84,601)	(36,353)
Cost of insurance and other fees	(895)	(95,652)	(4,282)	(959,858)	(2,907,791)

Net increase (decrease) in net assets resulting from unit transactions	(895)	(634,537)	(10,091)	(1,827,814)	(2,526,059)

Net increase (decrease) in net assets	(8,629)	(6,260,870)	(8,885)	(9,247,228)	(20,979,511)

Net assets:
Beginning of period	30,993	9,193,689	93,960	25,132,605	102,861,805
End of period	$22,364	$2,932,819	$85,075	$15,885,377	$81,882,294

The accompanying notes are an integral part of these financial statements.
SA-95

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$44,785	$35,377	$250,611	$143,542	$808
Net realized gain (loss) on security transactions	2,383	25,691	(53,963)	181,002	(15)
Net realized gain distributions	89,466	1,433,063	79,140	831,613	5,600
Change in unrealized appreciation (depreciation)	(279,005)	(1,708,302)	(372,002)	(1,478,170)	(17,612)

Net increase (decrease) in net assets resulting from operations	(142,371)	(214,171)	(96,214)	(322,013)	(11,219)

Unit transactions:
Purchases	58,947	135,900	165,316	204,233	1,135
Net transfers	24,361	276,157	512,684	992,971	—
Surrenders for benefit payments and fees	—	(39,678)	(143,679)	(16,022)	—
Other transactions	—	25	—	—	—
Death benefits	—	(89,802)	(21,667)	(109,010)	—
Net loan activity	—	(6,155)	47,902	(14,234)	—
Cost of insurance and other fees	(77,279)	(177,809)	(139,744)	(287,668)	(3,042)

Net increase (decrease) in net assets resulting from unit transactions	6,029	98,638	420,812	770,270	(1,907)

Net increase (decrease) in net assets	(136,342)	(115,533)	324,598	448,257	(13,126)

Net assets:
Beginning of period	2,700,534	7,872,490	3,937,046	10,178,550	70,430
End of period	$2,564,192	$7,756,957	$4,261,644	$10,626,807	$57,304

The accompanying notes are an integral part of these financial statements.
SA-96

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$831	$119,873	$70,915	$22,592	$2,576
Net realized gain (loss) on security transactions	32	(37,409)	(28,548)	(10,804)	1,087
Net realized gain distributions	18,867	4,547	—	161,719	4,493
Change in unrealized appreciation (depreciation)	(30,005)	(384,136)	(234,550)	(427,202)	(14,549)

Net increase (decrease) in net assets resulting from operations	(10,275)	(297,125)	(192,183)	(253,695)	(6,393)

Unit transactions:
Purchases	277	47,237	11,808	14,567	17,613
Net transfers	—	(29,676)	(36,129)	44,171	58,118
Surrenders for benefit payments and fees	—	(84,116)	(10,990)	(123)	(6,408)
Other transactions	—	—	—	—	—
Death benefits	—	(3,394)	—	—	—
Net loan activity	—	(18,416)	(14,005)	(1,116)	—
Cost of insurance and other fees	(534)	(78,270)	(46,573)	(35,137)	(5,432)

Net increase (decrease) in net assets resulting from unit transactions	(257)	(166,635)	(95,889)	22,362	63,891

Net increase (decrease) in net assets	(10,532)	(463,760)	(288,072)	(231,333)	57,498

Net assets:
Beginning of period	56,488	2,578,917	1,418,558	1,714,397	146,540
End of period	$45,956	$2,115,157	$1,130,486	$1,483,064	$204,038

The accompanying notes are an integral part of these financial statements.
SA-97

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT Core Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,221	$4,522	$—	$558	$—
Net realized gain (loss) on security transactions	(104,084)	6,231	49,499	2,054	(2,228)
Net realized gain distributions	164,625	125,823	453,843	8,275	—
Change in unrealized appreciation (depreciation)	(172,525)	(377,071)	(1,538,802)	(12,531)	(893)

Net increase (decrease) in net assets resulting from operations	(105,763)	(240,495)	(1,035,460)	(1,644)	(3,121)

Unit transactions:
Purchases	27,901	2,925	160,998	761	—
Net transfers	56,527	(83,819)	(240,552)	(2,159)	(1,323)
Surrenders for benefit payments and fees	(7,997)	—	(46,060)	—	(19,130)
Other transactions	—	—	—	—	—
Death benefits	—	—	(45,875)	—	—
Net loan activity	110	—	(786)	—	—
Cost of insurance and other fees	(15,243)	(14,528)	(146,131)	(1,069)	(351)

Net increase (decrease) in net assets resulting from unit transactions	61,298	(95,422)	(318,406)	(2,467)	(20,804)

Net increase (decrease) in net assets	(44,465)	(335,917)	(1,353,866)	(4,111)	(23,925)

Net assets:
Beginning of period	480,675	1,100,855	3,589,538	57,169	23,925
End of period	$436,210	$764,938	$2,235,672	$53,058	$—

The accompanying notes are an integral part of these financial statements.
SA-98

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Sub-Account
Operations:
Net investment income (loss)	$—
Net realized gain (loss) on security transactions	(31,778)
Net realized gain distributions	1,346,251
Change in unrealized appreciation (depreciation)	(3,368,605)

Net increase (decrease) in net assets resulting from operations	(2,054,132)

Unit transactions:
Purchases	—
Net transfers	(184,783)
Surrenders for benefit payments and fees	(21,318)
Other transactions	26
Death benefits	(24,013)
Net loan activity	(1,660)
Cost of insurance and other fees	(123,198)

Net increase (decrease) in net assets resulting from unit transactions	(354,946)

Net increase (decrease) in net assets	(2,409,078)

Net assets:
Beginning of period	6,668,837
End of period	$4,259,759

The accompanying notes are an integral part of these financial statements.
SA-99

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization:
Separate Account VL II (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2023, the Account was comprised of the following Sub-Accounts:

AB VPS Balanced Hedged Allocation (Class B)
AB VPS Sustainable International Thematic Portfolio (Class B)
AB VPS International Value Portfolio (Class B)
AB VPS Discovery Value Portfolio (Class B) (formerly AB VPS Small/Mid Cap Value Portfolio (Class B))
American Funds IS Asset Allocation Fund (Class 2)
American Funds IS Washington Mutual Investors Fund (Class 2)
American Funds IS The Bond Fund of America® (Class 2)
American Funds IS Capital World Bond Fund® (Class 2)
American Funds IS Capital World Growth and Income Fund® (Class 2)
American Funds IS Global Growth Fund (Class 2)
American Funds IS Global Small Capitalization Fund (Class 2)
American Funds IS Growth Fund (Class 2)
American Funds IS Growth-Income Fund (Class 2)
American Funds IS International Fund (Class 2)
American Funds IS New World Fund® (Class 2)
Fidelity® VIP Asset Manager Portfolio (Initial Class)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
Fidelity® VIP Government Money Market Portfolio (Service Class)
Fidelity® VIP Growth Portfolio (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Fidelity® VIP Overseas Portfolio (Initial Class)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)

SA-100

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Franklin DynaTech VIP Fund (Class 2)
Franklin Income VIP Fund (Class 2)
Franklin Mutual Global Discovery VIP Fund (Class 2)
Franklin Mutual Shares VIP Fund (Class 2)
Franklin Rising Dividends VIP Fund (Class 2)
Franklin Small Cap Value VIP Fund (Class 2)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Franklin Strategic Income VIP Fund (Class 1)
Putnam VT George Putnam Balanced Fund (Class IA)
Hartford Balanced HLS Fund (Class IA)
Hartford Capital Appreciation HLS Fund (Class IA)
Hartford Disciplined Equity HLS Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)
Hartford International Opportunities HLS Fund (Class IA)
Hartford MidCap HLS Fund (Class IA)
Hartford Small Company HLS Fund (Class IA)
Hartford Small Cap Growth HLS Fund (Class IA)
Hartford Stock HLS Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)
Invesco V.I. American Value Fund (Series I)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Invesco V.I. Comstock Fund (Series II)
Invesco V.I. Core Equity Fund (Series I)
Invesco V.I. Diversified Dividend Fund (Series II)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Invesco V.I. Global Real Estate Fund (Series I)
Invesco V.I. Growth and Income Fund (Series II)
Invesco V.I. EQV International Equity Fund (Series I)
Invesco V.I. Main Street Mid Cap Fund® (Series I)
Invesco V.I. Small Cap Equity Fund (Series I)
Lord Abbett Bond Debenture Portfolio (Class VC)
Lord Abbett Dividend Growth Portfolio (Class VC)
Lord Abbett Fundamental Equity Portfolio (Class VC)
Lord Abbett Growth and Income Portfolio (Class VC)
MFS® Growth Series (Initial Class)
MFS® Investors Trust Series (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
MFS® Total Return Series (Initial Class)

SA-101

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

MFS® Value Series (Initial Class)
Invesco V.I. Capital Appreciation Fund (Series II)
Invesco V.I. Global Fund (Series II)
Invesco V.I. Main Street Fund® (Series II)
Invesco V.I. Main Street Small Cap Fund® (Series II)
Putnam VT Small Cap Growth Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)
Putnam VT Large Cap Value Fund (Class IA)
Putnam VT Global Asset Allocation Fund (Class IA)
Putnam VT Focused International Equity Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)
Putnam VT High Yield Fund (Class IA)
Putnam VT Income Fund (Class IA)
Putnam VT International Equity Fund (Class IA)
Putnam VT Emerging Markets Equity Fund (Class IA)
Putnam VT International Value Fund (Class IA)
Putnam VT Core Equity Fund (Class IA) (formerly Putnam VT Multi-Cap Core Fund (Class IA))
Putnam VT Government Money Market Fund (Class IA)
Putnam VT Sustainable Leaders Fund (Class IA)
Putnam VT Small Cap Value Fund (Class IB)
Templeton Developing Markets VIP Fund (Class 1)
Templeton Foreign VIP Fund (Class 2)
Templeton Global Bond VIP Fund (Class 2)
Templeton Growth VIP Fund (Class 2)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I) (liquidated July 28, 2023)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
Morgan Stanley VIF Discovery Portfolio (Class II)
PSF PGIM Government Money Market Portfolio (Class I)
Putnam VT Large Cap Growth Fund (Class IA) (formerly Putnam VT Growth Opportunities Fund (Class IA))
BlackRock S&P 500 Index V.I. Fund (Class I)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)
Invesco V.I. American Value Fund (Series II)
Putnam VT Diversified Income Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IB)
Putnam VT Global Asset Allocation Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IB)
Putnam VT High Yield Fund (Class IB)
Putnam VT Income Fund (Class IB)
Putnam VT International Equity Fund (Class IB)
Putnam VT International Value Fund (Class IB)

SA-102

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Putnam VT Core Equity Fund (Class IB) (fomerly Putnam VT Multi-Cap Core Fund (Class IB))
Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Large Cap Growth Fund (Class IB) (formerly Putnam VT Growth Opportunities Fund (Class IB))
AB VPS Relative Value Portfolio (Class B) (formerly AB VPS Growth and Income Portfolio (Class B))
Invesco V.I. High Yield Fund (Series I)*
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
* Sub-Account was available but had no assets as of December 31, 2023, and had no activity during 2023.
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2023.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.    Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SA-103

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2023 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2023, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2019 tax year and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2023.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

SA-104

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a fee based upon the face amount of the policy at the policy issue date for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

Rider Name	Increment	$ or %
Last Survivor Yearly Renewable Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$2.3245*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.3333*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.107*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.18*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$9.7142*
Child Insurance Rider	monthly, per $1,000 of coverage	$0.50
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the benefit net amount at risk	$2.94654*
Accelerated Death Benefit Rider	when benefit is exercised	$300.00
Guaranteed Minimum Accumulation Benefit Rider	monthly, % of separate account value	0.075%
Guaranteed Paid-Up death Benefit Rider Annual	monthly, % of separate account value	0.0625%
Disability Access Rider-Monthly Charge	per $100 of monthly benefit	$6.701*
Disability Access Rider-First Year Monthly Rider Issue Fee	monthly for the first twelve monthly activity dates following the Rider Issue Date	$10.00
Longevity Access Rider	monthly, per $1,000 of the net amount at risk	$1.051*
Overloan Protection Rider	when benefit is exercised	7.00%

* Maximum charge.

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum fee of $20, plus $0.05 per $1,000 of the initial face amount. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There are no transactions with related parties during the period ended December 31, 2023.

SA-105

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2023 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Hedged Allocation (Class B)	$32,163	$14,706
AB VPS Sustainable International Thematic Portfolio (Class B)	—	44,102
AB VPS International Value Portfolio (Class B)	—	218,074
AB VPS Discovery Value Portfolio (Class B)	360,544	782,497
American Funds IS Asset Allocation Fund (Class 2)	596,741	7,107,886
American Funds IS Washington Mutual Investors Fund (Class 2)	503,857	4,034,100
American Funds IS The Bond Fund of America® (Class 2)	1,984,603	1,978,943
American Funds IS Capital World Bond Fund® (Class 2)	119,856	150,540
American Funds IS Capital World Growth and Income Fund® (Class 2)	321,268	553,835
American Funds IS Global Growth Fund (Class 2)	690,950	2,831,056
American Funds IS Global Small Capitalization Fund (Class 2)	562,611	1,243,000
American Funds IS Growth Fund (Class 2)	1,523,577	13,262,120
American Funds IS Growth-Income Fund (Class 2)	812,173	8,505,045
American Funds IS International Fund (Class 2)	616,499	3,080,196
American Funds IS New World Fund® (Class 2)	948,567	1,252,722
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	24,919
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	5,492	5,590
Fidelity® VIP Equity-Income Portfolio (Initial Class)	881,882	2,113,460
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	255,919	340,378
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	108,445	116,706
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	277,005	354,820
Fidelity® VIP Government Money Market Portfolio (Service Class)	10,927,329	6,397,314
Fidelity® VIP Growth Portfolio (Service Class 2)	14,513	34,072
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	623,965	1,899,357
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	3,775,332	1,452,914
Fidelity® VIP Overseas Portfolio (Initial Class)	—	25,224
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	9,842
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	27,418	70,520
Franklin DynaTech VIP Fund (Class 2)	226,900	47,673
Franklin Income VIP Fund (Class 2)	953,323	2,568,433
Franklin Mutual Global Discovery VIP Fund (Class 2)	540,761	1,535,558
Franklin Mutual Shares VIP Fund (Class 2)	38,263	1,740,418
Franklin Rising Dividends VIP Fund (Class 2)	498,085	378,290
Franklin Small Cap Value VIP Fund (Class 2)	300,940	1,108,054
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	135,316	207,291
Franklin Strategic Income VIP Fund (Class 1)	355,673	965,312
Putnam VT George Putnam Balanced Fund (Class IA)	—	17,564
Hartford Balanced HLS Fund (Class IA)	705,477	5,003,783
Hartford Capital Appreciation HLS Fund (Class IA)	664,431	9,971,047
Hartford Disciplined Equity HLS Fund (Class IA)	395,978	5,072,771

SA-106

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford Dividend and Growth HLS Fund (Class IA)	$1,789,152	$6,661,929
Hartford International Opportunities HLS Fund (Class IA)	1,836,866	1,816,243
Hartford MidCap HLS Fund (Class IA)	255,481	3,561,539
Hartford Small Company HLS Fund (Class IA)	264,380	951,062
Hartford Small Cap Growth HLS Fund (Class IA)	9,967	4,465
Hartford Stock HLS Fund (Class IA)	767,913	3,927,385
Hartford Total Return Bond HLS Fund (Class IA)	5,515,270	3,619,255
Hartford Ultrashort Bond HLS Fund (Class IA)	2,618,641	5,187,841
Invesco V.I. American Franchise Fund (Series I)	108,431	229,251
Invesco V.I. American Value Fund (Series I)	—	9,273
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	94,145	337,496
Invesco V.I. Comstock Fund (Series II)	187,602	701,713
Invesco V.I. Core Equity Fund (Series I)	—	40,706
Invesco V.I. Diversified Dividend Fund (Series II)	—	74
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	2,993	4,677
Invesco V.I. Global Real Estate Fund (Series I)	57,494	45,555
Invesco V.I. Growth and Income Fund (Series II)	113,554	276,731
Invesco V.I. EQV International Equity Fund (Series I)	309,045	529,501
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	136,857
Invesco V.I. Small Cap Equity Fund (Series I)	217,924	641,423
Lord Abbett Bond Debenture Portfolio (Class VC)	581,741	669,961
Lord Abbett Dividend Growth Portfolio (Class VC)	40,953	993,090
Lord Abbett Fundamental Equity Portfolio (Class VC)	36,190	288,736
Lord Abbett Growth and Income Portfolio (Class VC)	139,035	964,812
MFS® Growth Series (Initial Class)	280,982	365,907
MFS® Investors Trust Series (Initial Class)	170,454	242,870
MFS® New Discovery Series (Initial Class)	30,183	216,838
MFS® Total Return Bond Series (Initial Class)	581,876	1,343,353
MFS® Total Return Series (Initial Class)	253,487	988,783
MFS® Value Series (Initial Class)	520,416	2,022,664
Invesco V.I. Capital Appreciation Fund (Series II)	—	137,746
Invesco V.I. Global Fund (Series II)	416,812	464,958
Invesco V.I. Main Street Fund® (Series II)	20,165	68,643
Invesco V.I. Main Street Small Cap Fund® (Series II)	895,558	404,505
Putnam VT Small Cap Growth Fund (Class IB)	—	94,275
Putnam VT Diversified Income Fund (Class IA)	—	170,195
Putnam VT Large Cap Value Fund (Class IA)	82,662	1,579,737
Putnam VT Global Asset Allocation Fund (Class IA)	—	23,173
Putnam VT Focused International Equity Fund (Class IA)	127,793	255,902
Putnam VT Global Health Care Fund (Class IA)	—	70,189
Putnam VT High Yield Fund (Class IA)	617,886	543,033
Putnam VT Income Fund (Class IA)	127,069	787,604

SA-107

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT International Equity Fund (Class IA)	$400,797	$966,507
Putnam VT Emerging Markets Equity Fund (Class IA)	—	11,654
Putnam VT International Value Fund (Class IA)	46,814	223,872
Putnam VT Core Equity Fund (Class IA)	—	47,527
Putnam VT Government Money Market Fund (Class IA)	—	991
Putnam VT Sustainable Leaders Fund (Class IA)	166,144	1,278,853
Putnam VT Small Cap Value Fund (Class IB)	48,089	330,944
Templeton Developing Markets VIP Fund (Class 1)	124,686	161,680
Templeton Foreign VIP Fund (Class 2)	1,308	443,121
Templeton Global Bond VIP Fund (Class 2)	799,766	947,977
Templeton Growth VIP Fund (Class 2)	—	443,405
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	—	240,202
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	1,072
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	957
Morgan Stanley VIF Discovery Portfolio (Class II)	300,487	526,038
PSF PGIM Government Money Market Portfolio (Class I)	246,084	7,203
Putnam VT Large Cap Growth Fund (Class IA)	406,925	2,321,734
BlackRock S&P 500 Index V.I. Fund (Class I)	2,596,824	5,148,796
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	43,763	62,461
Invesco V.I. American Value Fund (Series II)	143,480	1,030,865
Putnam VT Diversified Income Fund (Class IB)	152,480	542,060
Putnam VT Large Cap Value Fund (Class IB)	1,123,593	967,933
Putnam VT Global Asset Allocation Fund (Class IB)	461	2,662
Putnam VT Focused International Equity Fund (Class IB)	449,925	3,731
Putnam VT High Yield Fund (Class IB)	256,868	137,524
Putnam VT Income Fund (Class IB)	57,208	195,546
Putnam VT International Equity Fund (Class IB)	246,893	494,926
Putnam VT International Value Fund (Class IB)	123,764	89,708
Putnam VT Core Equity Fund (Class IB)	210,592	192,100
Putnam VT Sustainable Leaders Fund (Class IB)	1,557	16,196
Putnam VT Large Cap Growth Fund (Class IB)	1,049,478	196,524
AB VPS Relative Value Portfolio (Class B)	154,274	83,100
Invesco V.I. High Yield Fund (Series I)	—	—
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	161,772

SA-108

Separate Account VL II
Hartford Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation (Class B)	1,615	742	873
AB VPS Sustainable International Thematic Portfolio (Class B)	—	3,071	(3,071)
AB VPS International Value Portfolio (Class B)	—	19,683	(19,683)
AB VPS Discovery Value Portfolio (Class B)	9,779	21,765	(11,986)
American Funds IS Asset Allocation Fund (Class 2)	14,083	167,680	(153,597)
American Funds IS Washington Mutual Investors Fund (Class 2)	9,459	78,322	(68,863)
American Funds IS The Bond Fund of America® (Class 2)	115,370	114,633	737
American Funds IS Capital World Bond Fund® (Class 2)	9,734	12,300	(2,566)
American Funds IS Capital World Growth and Income Fund® (Class 2)	12,988	22,297	(9,309)
American Funds IS Global Growth Fund (Class 2)	123,417	511,983	(388,566)
American Funds IS Global Small Capitalization Fund (Class 2)	124,347	274,184	(149,837)
American Funds IS Growth Fund (Class 2)	252,987	2,254,150	(2,001,163)
American Funds IS Growth-Income Fund (Class 2)	150,772	1,602,560	(1,451,788)
American Funds IS International Fund (Class 2)	16,349	82,330	(65,981)
American Funds IS New World Fund® (Class 2)	17,918	23,681	(5,763)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	4,467	(4,467)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	125	127	(2)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	95,762	229,167	(133,405)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	12,830	17,329	(4,499)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	4,995	5,375	(380)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	11,313	14,363	(3,050)
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,007,794	590,021	417,773
Fidelity® VIP Growth Portfolio (Service Class 2)	293	692	(399)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	12,598	40,185	(27,587)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	94,574	36,138	58,436
Fidelity® VIP Overseas Portfolio (Initial Class)	—	5,448	(5,448)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	550	(550)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	767	2,180	(1,413)
Franklin DynaTech VIP Fund (Class 2)	5,916	1,237	4,679
Franklin Income VIP Fund (Class 2)	36,796	99,138	(62,342)
Franklin Mutual Global Discovery VIP Fund (Class 2)	19,047	53,752	(34,705)
Franklin Mutual Shares VIP Fund (Class 2)	1,109	50,335	(49,226)
Franklin Rising Dividends VIP Fund (Class 2)	9,779	7,444	2,335
Franklin Small Cap Value VIP Fund (Class 2)	5,101	19,021	(13,920)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	3,785	5,824	(2,039)
Franklin Strategic Income VIP Fund (Class 1)	20,299	55,509	(35,210)
Putnam VT George Putnam Balanced Fund (Class IA)	—	481	(481)
Hartford Balanced HLS Fund (Class IA)	78,494	558,567	(480,073)
Hartford Capital Appreciation HLS Fund (Class IA)	28,340	437,796	(409,456)
Hartford Disciplined Equity HLS Fund (Class IA)	58,645	767,257	(708,612)
Hartford Dividend and Growth HLS Fund (Class IA)	112,650	416,886	(304,236)

SA-109

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford International Opportunities HLS Fund (Class IA)	306,627	303,810	2,817
Hartford MidCap HLS Fund (Class IA)	17,948	245,715	(227,767)
Hartford Small Company HLS Fund (Class IA)	35,956	128,160	(92,204)
Hartford Small Cap Growth HLS Fund (Class IA)	250	108	142
Hartford Stock HLS Fund (Class IA)	52,978	269,843	(216,865)
Hartford Total Return Bond HLS Fund (Class IA)	1,425,620	942,236	483,384
Hartford Ultrashort Bond HLS Fund (Class IA)	1,326,551	2,619,743	(1,293,192)
Invesco V.I. American Franchise Fund (Series I)	3,006	6,349	(3,343)
Invesco V.I. American Value Fund (Series I)	—	194	(194)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	5,266	19,041	(13,775)
Invesco V.I. Comstock Fund (Series II)	4,995	18,695	(13,700)
Invesco V.I. Core Equity Fund (Series I)	—	953	(953)
Invesco V.I. Diversified Dividend Fund (Series II)	—	3	(3)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	51	76	(25)
Invesco V.I. Global Real Estate Fund (Series I)	2,621	2,074	547
Invesco V.I. Growth and Income Fund (Series II)	3,715	8,863	(5,148)
Invesco V.I. EQV International Equity Fund (Series I)	17,098	29,314	(12,216)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	3,222	(3,222)
Invesco V.I. Small Cap Equity Fund (Series I)	5,832	17,420	(11,588)
Lord Abbett Bond Debenture Portfolio (Class VC)	26,766	30,860	(4,094)
Lord Abbett Dividend Growth Portfolio (Class VC)	966	24,019	(23,053)
Lord Abbett Fundamental Equity Portfolio (Class VC)	1,200	9,616	(8,416)
Lord Abbett Growth and Income Portfolio (Class VC)	4,395	31,377	(26,982)
MFS® Growth Series (Initial Class)	5,312	7,651	(2,339)
MFS® Investors Trust Series (Initial Class)	3,660	5,367	(1,707)
MFS® New Discovery Series (Initial Class)	468	3,380	(2,912)
MFS® Total Return Bond Series (Initial Class)	35,426	82,215	(46,789)
MFS® Total Return Series (Initial Class)	7,402	28,872	(21,470)
MFS® Value Series (Initial Class)	15,393	60,327	(44,934)
Invesco V.I. Capital Appreciation Fund (Series II)	—	3,518	(3,518)
Invesco V.I. Global Fund (Series II)	11,834	13,567	(1,733)
Invesco V.I. Main Street Fund® (Series II)	504	1,747	(1,243)
Invesco V.I. Main Street Small Cap Fund® (Series II)	24,123	10,642	13,481
Putnam VT Small Cap Growth Fund (Class IB)	—	1,696	(1,696)
Putnam VT Diversified Income Fund (Class IA)	—	4,929	(4,929)
Putnam VT Large Cap Value Fund (Class IA)	1,330	25,555	(24,225)
Putnam VT Global Asset Allocation Fund (Class IA)	—	314	(314)
Putnam VT Focused International Equity Fund (Class IA)	2,015	4,020	(2,005)
Putnam VT Global Health Care Fund (Class IA)	—	1,065	(1,065)
Putnam VT High Yield Fund (Class IA)	10,702	9,522	1,180
Putnam VT Income Fund (Class IA)	3,356	20,898	(17,542)
Putnam VT International Equity Fund (Class IA)	13,264	32,381	(19,117)

SA-110

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	467	(467)
Putnam VT International Value Fund (Class IA)	1,591	7,673	(6,082)
Putnam VT Core Equity Fund (Class IA)	—	1,028	(1,028)
Putnam VT Government Money Market Fund (Class IA)	—	511	(511)
Putnam VT Sustainable Leaders Fund (Class IA)	1,479	11,329	(9,850)
Putnam VT Small Cap Value Fund (Class IB)	1,590	11,371	(9,781)
Templeton Developing Markets VIP Fund (Class 1)	10,116	13,267	(3,151)
Templeton Foreign VIP Fund (Class 2)	100	33,553	(33,453)
Templeton Global Bond VIP Fund (Class 2)	48,282	57,073	(8,791)
Templeton Growth VIP Fund (Class 2)	—	24,755	(24,755)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	—	11,759	(11,759)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	35	(35)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	26	(26)
Morgan Stanley VIF Discovery Portfolio (Class II)	9,764	17,252	(7,488)
PSF PGIM Government Money Market Portfolio (Class I)	22,629	660	21,969
Putnam VT Large Cap Growth Fund (Class IA)	13,864	82,260	(68,396)
BlackRock S&P 500 Index V.I. Fund (Class I)	153,495	299,245	(145,750)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	1,312	1,872	(560)
Invesco V.I. American Value Fund (Series II)	5,039	35,232	(30,193)
Putnam VT Diversified Income Fund (Class IB)	9,495	33,226	(23,731)
Putnam VT Large Cap Value Fund (Class IB)	17,795	15,337	2,458
Putnam VT Global Asset Allocation Fund (Class IB)	18	106	(88)
Putnam VT Focused International Equity Fund (Class IB)	12,546	99	12,447
Putnam VT High Yield Fund (Class IB)	8,451	4,497	3,954
Putnam VT Income Fund (Class IB)	3,005	10,538	(7,533)
Putnam VT International Equity Fund (Class IB)	8,588	17,718	(9,130)
Putnam VT International Value Fund (Class IB)	8,820	6,243	2,577
Putnam VT Core Equity Fund (Class IB)	3,774	3,676	98
Putnam VT Sustainable Leaders Fund (Class IB)	24	238	(214)
Putnam VT Large Cap Growth Fund (Class IB)	35,357	7,318	28,039
AB VPS Relative Value Portfolio (Class B)	10,836	6,009	4,827
Invesco V.I. High Yield Fund (Series I)	—	—	—
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	12,885	(12,885)

The changes in units outstanding for the period ended December 31, 2022 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation (Class B)	2,301	1,653	648
AB VPS Sustainable International Thematic Portfolio (Class B)	—	1,209	(1,209)
AB VPS International Value Portfolio (Class B)	—	23,610	(23,610)
AB VPS Discovery Value Portfolio (Class B)	14,007	37,234	(23,227)
American Funds IS Asset Allocation Fund (Class 2)	35,051	95,968	(60,917)

SA-111

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Washington Mutual Investors Fund (Class 2)	17,826	50,980	(33,154)
American Funds IS The Bond Fund of America® (Class 2)	55,443	173,057	(117,614)
American Funds IS Capital World Bond Fund® (Class 2)	8,998	6,958	2,040
American Funds IS Capital World Growth and Income Fund® (Class 2)	22,603	29,558	(6,955)
American Funds IS Global Growth Fund (Class 2)	151,273	387,844	(236,571)
American Funds IS Global Small Capitalization Fund (Class 2)	152,015	187,992	(35,977)
American Funds IS Growth Fund (Class 2)	854,097	1,652,777	(798,680)
American Funds IS Growth-Income Fund (Class 2)	126,956	1,933,523	(1,806,567)
American Funds IS International Fund (Class 2)	29,281	56,090	(26,809)
American Funds IS New World Fund® (Class 2)	21,105	20,745	360
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	12,470	(12,470)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	139	114	25
Fidelity® VIP Equity-Income Portfolio (Initial Class)	42,256	209,790	(167,534)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	2,956	19,531	(16,575)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	3,432	30,874	(27,442)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	30,335	21,578	8,757
Fidelity® VIP Government Money Market Portfolio (Service Class)	793,574	637,423	156,151
Fidelity® VIP Growth Portfolio (Service Class 2)	1,235	6,816	(5,581)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	24,275	47,497	(23,222)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	50,147	27,926	22,221
Fidelity® VIP Overseas Portfolio (Initial Class)	—	4,829	(4,829)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	1,571	(1,571)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	7,610	6,291	1,319
Franklin DynaTech VIP Fund (Class 2)	12,111	9,529	2,582
Franklin Income VIP Fund (Class 2)	68,027	53,943	14,084
Franklin Mutual Global Discovery VIP Fund (Class 2)	27,184	59,068	(31,884)
Franklin Mutual Shares VIP Fund (Class 2)	—	47,032	(47,032)
Franklin Rising Dividends VIP Fund (Class 2)	3,546	4,353	(807)
Franklin Small Cap Value VIP Fund (Class 2)	7,649	33,699	(26,050)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	4,374	10,669	(6,295)
Franklin Strategic Income VIP Fund (Class 1)	24,722	51,419	(26,697)
Putnam VT George Putnam Balanced Fund (Class IA)	—	408	(408)
Hartford Balanced HLS Fund (Class IA)	43,137	464,958	(421,821)
Hartford Capital Appreciation HLS Fund (Class IA)	32,434	384,945	(352,511)
Hartford Disciplined Equity HLS Fund (Class IA)	66,791	826,201	(759,410)
Hartford Dividend and Growth HLS Fund (Class IA)	96,650	613,750	(517,100)
Hartford International Opportunities HLS Fund (Class IA)	293,217	378,867	(85,650)
Hartford MidCap HLS Fund (Class IA)	27,294	247,539	(220,245)
Hartford Small Company HLS Fund (Class IA)	54,590	176,104	(121,514)
Hartford Small Cap Growth HLS Fund (Class IA)	727	5,082	(4,355)
Hartford Stock HLS Fund (Class IA)	36,344	335,382	(299,038)
Hartford Total Return Bond HLS Fund (Class IA)	609,021	1,269,602	(660,581)

SA-112

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Ultrashort Bond HLS Fund (Class IA)	1,521,914	2,026,479	(504,565)
Invesco V.I. American Franchise Fund (Series I)	2,792	6,902	(4,110)
Invesco V.I. American Value Fund (Series I)	—	239	(239)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	16,040	11,536	4,504
Invesco V.I. Comstock Fund (Series II)	9,128	29,061	(19,933)
Invesco V.I. Core Equity Fund (Series I)	—	929	(929)
Invesco V.I. Diversified Dividend Fund (Series II)	—	3	(3)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	49	88	(39)
Invesco V.I. Global Real Estate Fund (Series I)	1,802	4,203	(2,401)
Invesco V.I. Growth and Income Fund (Series II)	8,864	4,905	3,959
Invesco V.I. EQV International Equity Fund (Series I)	14,957	40,853	(25,896)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	6,974	(6,974)
Invesco V.I. Small Cap Equity Fund (Series I)	6,324	14,638	(8,314)
Lord Abbett Bond Debenture Portfolio (Class VC)	26,228	40,781	(14,553)
Lord Abbett Dividend Growth Portfolio (Class VC)	3,756	14,292	(10,536)
Lord Abbett Fundamental Equity Portfolio (Class VC)	2,336	2,083	253
Lord Abbett Growth and Income Portfolio (Class VC)	35,168	11,945	23,223
MFS® Growth Series (Initial Class)	8,324	7,582	742
MFS® Investors Trust Series (Initial Class)	3,632	4,760	(1,128)
MFS® New Discovery Series (Initial Class)	513	4,825	(4,312)
MFS® Total Return Bond Series (Initial Class)	36,114	76,928	(40,814)
MFS® Total Return Series (Initial Class)	27,939	29,504	(1,565)
MFS® Value Series (Initial Class)	24,916	52,487	(27,571)
Invesco V.I. Capital Appreciation Fund (Series II)	—	8,650	(8,650)
Invesco V.I. Global Fund (Series II)	3,877	11,583	(7,706)
Invesco V.I. Main Street Fund® (Series II)	556	3,667	(3,111)
Invesco V.I. Main Street Small Cap Fund® (Series II)	17,704	17,745	(41)
Putnam VT Small Cap Growth Fund (Class IB)	—	5,304	(5,304)
Putnam VT Diversified Income Fund (Class IA)	—	7,040	(7,040)
Putnam VT Large Cap Value Fund (Class IA)	—	17,942	(17,942)
Putnam VT Global Asset Allocation Fund (Class IA)	—	724	(724)
Putnam VT Focused International Equity Fund (Class IA)	926	3,725	(2,799)
Putnam VT Global Health Care Fund (Class IA)	289	1,299	(1,010)
Putnam VT High Yield Fund (Class IA)	5,974	13,047	(7,073)
Putnam VT Income Fund (Class IA)	9,142	17,655	(8,513)
Putnam VT International Equity Fund (Class IA)	7,866	21,960	(14,094)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	353	(353)
Putnam VT International Value Fund (Class IA)	—	10,152	(10,152)
Putnam VT Core Equity Fund (Class IA)	—	830	(830)
Putnam VT Government Money Market Fund (Class IA)	—	466	(466)
Putnam VT Sustainable Leaders Fund (Class IA)	645	10,095	(9,450)
Putnam VT Small Cap Value Fund (Class IB)	14,510	17,038	(2,528)

SA-113

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Developing Markets VIP Fund (Class 1)	15,340	13,069	2,271
Templeton Foreign VIP Fund (Class 2)	3,170	59,806	(56,636)
Templeton Global Bond VIP Fund (Class 2)	45,277	48,208	(2,931)
Templeton Growth VIP Fund (Class 2)	8,723	38,568	(29,845)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	190	352	(162)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	33	(33)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	24	(24)
Morgan Stanley VIF Discovery Portfolio (Class II)	8,913	26,776	(17,863)
PSF PGIM Government Money Market Portfolio (Class I)	627	1,588	(961)
Putnam VT Large Cap Growth Fund (Class IA)	6,454	76,090	(69,636)
BlackRock S&P 500 Index V.I. Fund (Class I)	201,088	345,888	(144,800)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	2,007	1,845	162
Invesco V.I. American Value Fund (Series II)	24,981	21,175	3,806
Putnam VT Diversified Income Fund (Class IB)	40,254	14,332	25,922
Putnam VT Large Cap Value Fund (Class IB)	25,772	13,002	12,770
Putnam VT Global Asset Allocation Fund (Class IB)	23	102	(79)
Putnam VT Focused International Equity Fund (Class IB)	8	15	(7)
Putnam VT High Yield Fund (Class IB)	1,356	7,018	(5,662)
Putnam VT Income Fund (Class IB)	479	5,403	(4,924)
Putnam VT International Equity Fund (Class IB)	3,884	3,039	845
Putnam VT International Value Fund (Class IB)	6,606	1,302	5,304
Putnam VT Core Equity Fund (Class IB)	10,113	9,488	625
Putnam VT Sustainable Leaders Fund (Class IB)	39	1,413	(1,374)
Putnam VT Large Cap Growth Fund (Class IB)	9,094	20,272	(11,178)
AB VPS Relative Value Portfolio (Class B)	1,658	1,773	(115)
Invesco V.I. High Yield Fund (Series I)	—	1,408	(1,408)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	28,606	(28,606)

6.    Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2023. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

SA-114

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Hedged Allocation (Class B)
2023	41,765	$21.33	to	$21.33	$890,831	—%	to	—%	0.90%	to	0.90%	12.66%	to	12.66%
2022	40,892	18.93	to	18.93	774,222	—	to	—	3.09	to	3.09	(19.17)	to	(19.17)
2021	40,244	23.42	to	23.42	942,636	—	to	—	0.28	to	0.28	13.36	to	13.36
2020	59,256	20.66	to	20.66	1,224,327	—	to	—	2.09	to	2.09	9.25	to	9.25
2019	57,859	18.91	to	18.91	1,094,238	—	to	—	2.18	to	2.18	18.20	to	18.20

AB VPS Sustainable International Thematic Portfolio (Class B)
2023	56,631	14.79	to	14.79	837,413	—	to	—	—	to	—	12.35	to	12.35
2022	59,702	13.16	to	13.16	785,750	—	to	—	—	to	—	(27.81)	to	(27.81)
2021	60,911	18.23	to	18.23	1,110,425	—	to	—	—	to	—	8.01	to	8.01
2020	62,879	16.88	to	16.88	1,061,321	—	to	—	1.14	to	1.14	29.60	to	29.60
2019	68,621	13.02	to	13.02	893,707	—	to	—	0.28	to	0.28	27.23	to	27.23

AB VPS International Value Portfolio (Class B)
2023	286,849	11.53	to	11.53	3,306,236	—	to	—	0.69	to	0.69	14.83	to	14.83
2022	306,532	10.04	to	10.04	3,076,787	—	to	—	4.11	to	4.11	(13.79)	to	(13.79)
2021	330,142	11.64	to	11.64	3,844,052	—	to	—	1.66	to	1.66	10.85	to	10.85
2020	360,553	10.50	to	10.50	3,787,090	—	to	—	1.54	to	1.54	2.21	to	2.21
2019	400,643	10.28	to	10.28	4,117,169	—	to	—	0.78	to	0.78	16.79	to	16.79

AB VPS Discovery Value Portfolio (Class B)
2023	316,377	40.71	to	40.71	12,880,727	—	to	—	0.82	to	0.82	16.86	to	16.86
2022	328,363	34.84	to	34.84	11,439,724	—	to	—	0.81	to	0.81	(15.82)	to	(15.82)
2021	351,590	41.38	to	41.38	14,550,475	—	to	—	0.61	to	0.61	35.60	to	35.60
2020	360,525	30.52	to	30.52	11,002,791	—	to	—	0.80	to	0.80	3.05	to	3.05
2019	369,051	29.61	to	29.61	10,929,260	—	to	—	0.32	to	0.32	19.90	to	19.90

American Funds IS Asset Allocation Fund (Class 2)
2023	1,430,260	46.04	to	46.04	65,847,571	—	to	—	2.20	to	2.20	14.27	to	14.27
2022	1,583,857	40.29	to	40.29	63,813,561	—	to	—	1.90	to	1.90	(13.40)	to	(13.40)
2021	1,644,774	46.53	to	46.53	76,525,605	—	to	—	1.59	to	1.59	15.10	to	15.10
2020	1,612,333	40.42	to	40.42	65,174,435	—	to	—	1.68	to	1.68	12.46	to	12.46
2019	1,691,899	35.94	to	35.94	60,814,972	—	to	—	1.95	to	1.95	21.23	to	21.23

American Funds IS Washington Mutual Investors Fund (Class 2)
2023	749,283	57.61	to	57.61	43,169,177	—	to	—	1.88	to	1.88	17.29	to	17.29
2022	818,146	49.12	to	49.12	40,189,426	—	to	—	1.92	to	1.92	(8.45)	to	(8.45)
2021	851,300	53.66	to	53.66	45,679,293	—	to	—	1.46	to	1.46	27.78	to	27.78
2020	883,745	41.99	to	41.99	37,110,881	—	to	—	1.77	to	1.77	8.68	to	8.68
2019	920,250	38.64	to	38.64	35,556,301	—	to	—	2.05	to	2.05	21.38	to	21.38

American Funds IS The Bond Fund of America® (Class 2)
2023	2,411,658	17.89	to	17.89	43,148,927	—	to	—	3.51	to	3.51	5.02	to	5.02
2022	2,410,921	17.04	to	17.04	41,074,375	—	to	—	2.92	to	2.92	(12.58)	to	(12.58)
2021	2,528,535	19.49	to	19.49	49,276,951	—	to	—	1.43	to	1.43	(0.31)	to	(0.31)
2020	2,420,158	19.55	to	19.55	47,310,309	—	to	—	2.13	to	2.13	9.73	to	9.73
2019	2,382,137	17.81	to	17.81	42,436,050	—	to	—	2.63	to	2.63	9.36	to	9.36

American Funds IS Capital World Bond Fund® (Class 2)
2023	187,597	12.87	to	12.87	2,415,195	—	to	—	—	to	—	6.14	to	6.14
2022	190,163	12.13	to	12.13	2,306,657	—	to	—	0.24	to	0.24	(17.69)	to	(17.69)
2021	188,123	14.74	to	14.74	2,772,507	—	to	—	1.69	to	1.69	(4.92)	to	(4.92)
2020	190,256	15.50	to	15.50	2,949,002	—	to	—	1.21	to	1.21	9.90	to	9.90
2019	196,715	14.10	to	14.10	2,774,469	—	to	—	1.54	to	1.54	7.77	to	7.77

SA-115

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS Capital World Growth and Income Fund® (Class 2)
2023	354,439	$27.39	to	$27.39	$9,709,603	—%	to	—%	1.90%	to	1.90%	20.88%	to	20.88%
2022	363,748	22.66	to	22.66	8,243,458	—	to	—	2.32	to	2.32	(17.33)	to	(17.33)
2021	370,703	27.41	to	27.41	10,162,655	—	to	—	1.62	to	1.62	14.78	to	14.78
2020	376,132	23.89	to	23.89	8,984,054	—	to	—	1.33	to	1.33	8.73	to	8.73
2019	364,382	21.97	to	21.97	8,004,444	—	to	—	1.93	to	1.93	31.14	to	31.14

American Funds IS Global Growth Fund (Class 2)
2023	7,703,499	6.06	to	71.81	46,677,116	—	to	—	—	to	0.91	—	to	22.60
2022	8,092,065	4.94	to	58.57	39,992,201	—	to	—	0.25	to	0.67	(24.74)	to	(24.74)
2021	8,328,636	6.57	to	77.82	54,697,494	—	to	—	0.33	to	0.34	16.42	to	16.42
2020	8,612,292	5.64	to	66.84	48,582,942	—	to	—	0.32	to	0.35	30.47	to	30.47
2019	9,445,031	4.32	to	4.32	40,833,421	—	to	—	1.13	to	1.13	35.28	to	35.28

American Funds IS Global Small Capitalization Fund (Class 2)
2023	4,818,595	4.87	to	52.60	23,479,665	—	to	—	—	to	0.27	—	to	16.17
2022	4,968,432	4.19	to	45.27	20,839,243	—	to	—	—	to	—	(29.55)	to	—
2021	5,004,409	5.95	to	64.27	29,795,351	—	to	—	—	to	—	—	to	6.74
2020	5,194,695	5.58	to	5.58	28,975,746	—	to	—	0.17	to	0.17	29.72	to	29.72
2019	5,693,788	4.30	to	4.30	24,482,321	—	to	—	0.16	to	0.16	31.52	to	31.52

American Funds IS Growth Fund (Class 2)
2023	33,327,442	6.90	to	86.72	230,089,261	—	to	—	0.36	to	0.37	38.48	to	38.48
2022	35,328,605	4.98	to	62.62	176,117,771	—	to	—	0.32	to	0.32	(29.94)	to	(29.94)
2021	36,127,285	7.11	to	89.38	257,051,739	—	to	—	0.22	to	0.22	21.99	to	21.99
2020	38,429,692	5.83	to	73.27	224,134,103	—	to	—	0.31	to	0.32	52.08	to	52.08
2019	41,095,839	3.83	to	48.18	157,588,645	—	to	—	0.75	to	0.78	30.77	to	30.77

American Funds IS Growth-Income Fund (Class 2)
2023	24,900,877	6.04	to	58.83	150,493,410	—	to	—	1.38	to	1.40	26.14	to	26.14
2022	26,352,665	4.79	to	46.64	126,265,421	—	to	—	0.87	to	1.28	(16.49)	to	(16.49)
2021	28,159,232	5.74	to	55.86	161,578,185	—	to	—	1.13	to	1.13	24.09	to	24.10
2020	29,856,094	4.62	to	45.01	138,052,453	—	to	—	1.38	to	1.58	13.55	to	13.55
2019	31,351,803	4.07	to	39.64	127,661,963	—	to	—	1.67	to	1.70	26.14	to	26.14

American Funds IS International Fund (Class 2)
2023	1,309,839	34.93	to	39.82	52,147,005	—	to	—	1.31	to	1.36	15.84	to	15.84
2022	1,375,820	30.16	to	34.38	47,283,430	—	to	—	1.75	to	1.80	(20.79)	to	(20.79)
2021	1,402,629	38.07	to	43.40	60,854,523	—	to	—	2.35	to	2.50	(1.50)	to	(1.50)
2020	1,512,328	38.65	to	44.06	66,611,695	—	to	—	0.67	to	0.69	13.97	to	13.97
2019	1,558,282	33.91	to	38.65	60,221,885	—	to	—	1.45	to	1.53	22.88	to	22.88

American Funds IS New World Fund® (Class 2)
2023	376,137	56.71	to	56.71	21,331,910	—	to	—	1.48	to	1.48	16.00	to	16.00
2022	381,900	48.89	to	48.89	18,672,065	—	to	—	1.33	to	1.33	(22.10)	to	(22.10)
2021	381,540	62.76	to	62.76	23,945,387	—	to	—	0.84	to	0.84	4.92	to	4.92
2020	407,180	59.82	to	59.82	24,355,884	—	to	—	0.07	to	0.07	23.58	to	23.58
2019	434,739	48.40	to	48.40	21,042,255	—	to	—	0.97	to	0.97	29.14	to	29.14

Fidelity® VIP Asset Manager Portfolio (Initial Class)
2023	79,170	5.93	to	5.93	469,166	—	to	—	2.34	to	2.34	12.94	to	12.94
2022	83,637	5.25	to	5.25	438,835	—	to	—	2.01	to	2.01	(14.93)	to	(14.93)
2021	96,107	6.17	to	6.17	592,792	—	to	—	1.55	to	1.55	9.92	to	9.92
2020	113,917	5.61	to	5.61	639,232	—	to	—	1.52	to	1.52	14.87	to	14.87
2019	122,447	4.88	to	4.88	598,152	—	to	—	1.72	to	1.72	18.25	to	18.25

SA-116

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
2023	11,329	$50.07	to	$50.07	$567,211	—%	to	—%	0.11%	to	0.11%	28.72%	to	28.72%
2022	11,331	38.90	to	38.90	440,723	—	to	—	0.11	to	0.11	(21.05)	to	(21.05)
2021	11,306	49.27	to	49.27	556,995	—	to	—	0.12	to	0.12	24.27	to	24.27
2020	11,401	39.65	to	39.65	451,988	—	to	—	0.04	to	0.04	33.34	to	33.34
2019	11,656	29.73	to	29.73	346,551	—	to	—	0.39	to	0.39	29.82	to	29.82

Fidelity® VIP Equity-Income Portfolio (Initial Class)
2023	2,031,604	9.96	to	9.96	20,224,639	—	to	—	1.92	to	1.92	10.65	to	10.65
2022	2,165,009	9.00	to	9.00	19,478,545	—	to	—	1.86	to	1.86	(4.96)	to	(4.96)
2021	2,332,543	9.47	to	9.47	22,080,618	—	to	—	1.86	to	1.86	24.89	to	24.89
2020	2,554,584	7.58	to	7.58	19,362,697	—	to	—	1.84	to	1.84	6.69	to	6.69
2019	2,686,174	7.10	to	7.10	19,082,554	—	to	—	2.01	to	2.01	27.44	to	27.44

Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
2023	470,490	20.86	to	20.86	9,812,921	—	to	—	3.77	to	3.77	9.08	to	9.08
2022	474,989	19.12	to	19.12	9,081,813	—	to	—	1.94	to	1.94	(13.66)	to	(13.66)
2021	491,564	22.15	to	22.15	10,885,937	—	to	—	1.18	to	1.18	5.60	to	5.60
2020	235,041	20.97	to	20.97	4,929,276	—	to	—	1.10	to	1.10	12.24	to	12.24
2019	223,999	18.69	to	18.69	4,185,434	—	to	—	1.93	to	1.93	15.75	to	15.75

Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2023	157,593	23.19	to	23.19	3,654,650	—	to	—	3.03	to	3.03	12.22	to	12.22
2022	157,973	20.66	to	20.66	3,264,470	—	to	—	1.78	to	1.78	(15.97)	to	(15.97)
2021	185,415	24.59	to	24.59	4,559,645	—	to	—	1.10	to	1.10	9.26	to	9.26
2020	131,890	22.51	to	22.51	2,968,409	—	to	—	1.15	to	1.15	14.72	to	14.72
2019	107,857	19.62	to	19.62	2,116,014	—	to	—	2.25	to	2.25	19.88	to	19.88

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2023	292,178	26.24	to	26.24	7,666,314	—	to	—	2.27	to	2.27	14.46	to	14.46
2022	295,228	22.92	to	22.92	6,767,867	—	to	—	1.73	to	1.73	(17.09)	to	(17.09)
2021	286,471	27.65	to	27.65	7,920,391	—	to	—	0.87	to	0.87	12.07	to	12.07
2020	280,963	24.67	to	24.67	6,931,456	—	to	—	0.96	to	0.96	16.64	to	16.64
2019	302,441	21.15	to	21.15	6,396,737	—	to	—	1.80	to	1.80	24.11	to	24.11

Fidelity® VIP Government Money Market Portfolio (Service Class)
2023	2,773,210	11.10	to	11.10	30,786,234	—	to	—	4.71	to	4.71	4.79	to	4.79
2022	2,355,437	10.59	to	10.59	24,952,698	—	to	—	1.37	to	1.37	1.36	to	1.36
2021	2,199,286	10.45	to	10.45	22,986,097	—	to	—	0.01	to	0.01	0.01	to	0.01
2020	1,908,239	10.45	to	10.45	19,943,183	—	to	—	0.25	to	0.25	0.28	to	0.28
2019	1,711,956	10.42	to	10.42	17,842,230	—	to	—	1.87	to	1.87	1.92	to	1.92

Fidelity® VIP Growth Portfolio (Service Class 2)
2023	24,297	56.61	to	56.61	1,375,535	—	to	—	0.00 (1)	to	0.00 (1)	35.89	to	35.89
2022	24,696	41.66	to	41.66	1,028,869	—	to	—	0.35	to	0.35	(24.64)	to	(24.64)
2021	30,277	55.29	to	55.29	1,673,886	—	to	—	—	to	—	22.90	to	22.90
2020	29,244	44.98	to	44.98	1,315,512	—	to	—	0.08	to	0.08	43.55	to	43.55
2019	55,701	31.34	to	31.34	1,745,490	—	to	—	0.05	to	0.05	33.98	to	33.98

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
2023	711,374	54.85	to	54.85	39,020,306	—	to	—	0.27	to	0.27	33.12	to	33.12
2022	738,961	41.21	to	41.21	30,449,835	—	to	—	0.27	to	0.27	(26.49)	to	(26.49)
2021	762,183	56.05	to	56.05	42,723,130	—	to	—	0.03	to	0.03	27.51	to	27.51
2020	822,958	43.96	to	43.96	36,177,261	—	to	—	0.08	to	0.08	30.23	to	30.23
2019	844,105	33.75	to	33.75	28,492,570	—	to	—	0.21	to	0.21	31.27	to	31.27

SA-117

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2023	714,066	$44.20	to	$44.20	$31,564,371	—%	to	—%	0.41%	to	0.41%	14.80%	to	14.80%
2022	655,630	38.50	to	38.50	25,244,620	—	to	—	0.28	to	0.28	(14.97)	to	(14.97)
2021	633,409	45.28	to	45.28	28,681,834	—	to	—	0.35	to	0.35	25.31	to	25.31
2020	686,439	36.14	to	36.14	24,805,826	—	to	—	0.40	to	0.40	17.87	to	17.87
2019	740,974	30.66	to	30.66	22,717,551	—	to	—	0.68	to	0.68	23.17	to	23.17

Fidelity® VIP Overseas Portfolio (Initial Class)
2023	82,762	5.05	to	5.05	417,773	—	to	—	1.04	to	1.04	20.51	to	20.51
2022	88,210	4.19	to	4.19	369,499	—	to	—	1.07	to	1.07	(24.48)	to	(24.48)
2021	93,039	5.55	to	5.55	516,095	—	to	—	0.53	to	0.53	19.70	to	19.70
2020	96,777	4.63	to	4.63	448,492	—	to	—	0.45	to	0.45	15.61	to	15.61
2019	101,110	4.01	to	4.01	405,292	—	to	—	1.73	to	1.73	27.77	to	27.77

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2023	6,701	18.89	to	18.89	126,611	—	to	—	4.22	to	4.22	9.18	to	9.18
2022	7,251	17.31	to	17.31	125,475	—	to	—	3.38	to	3.38	(11.52)	to	(11.52)
2021	8,822	19.56	to	19.56	172,539	—	to	—	2.40	to	2.40	3.53	to	3.53
2020	9,281	18.89	to	18.89	175,333	—	to	—	2.71	to	2.71	7.16	to	7.16
2019	12,209	17.63	to	17.63	215,225	—	to	—	2.64	to	2.64	10.66	to	10.66

Fidelity® VIP Value Strategies Portfolio (Service Class 2)
2023	4,725	38.59	to	38.59	182,358	—	to	—	0.85	to	0.85	20.61	to	20.61
2022	6,138	32.00	to	32.00	196,406	—	to	—	0.66	to	0.66	(7.35)	to	(7.35)
2021	4,819	34.54	to	34.54	166,431	—	to	—	1.88	to	1.88	33.34	to	33.34
2020	2,406	25.90	to	25.90	62,306	—	to	—	1.04	to	1.04	8.02	to	8.02
2019	6,654	23.98	to	23.98	159,539	—	to	—	1.50	to	1.50	34.10	to	34.10

Franklin DynaTech VIP Fund (Class 2)
2023	47,042	43.47	to	43.47	2,044,766	—	to	—	—	to	—	43.77	to	43.77
2022	42,363	30.23	to	30.23	1,280,772	—	to	—	—	to	—	(39.96)	to	(39.96)
2021	39,781	50.35	to	50.35	2,003,061	—	to	—	—	to	—	16.14	to	16.14
2020	47,310	43.35	to	43.35	2,051,015	—	to	—	—	to	—	44.88	to	44.88
2019	41,808	29.92	to	29.92	1,250,974	—	to	—	—	to	—	31.17	to	31.17

Franklin Income VIP Fund (Class 2)
2023	1,007,569	27.34	to	27.34	27,543,258	—	to	—	5.10	to	5.10	8.62	to	8.62
2022	1,069,911	25.17	to	25.17	26,925,645	—	to	—	4.84	to	4.84	(5.47)	to	(5.47)
2021	1,055,827	26.62	to	26.62	28,109,897	—	to	—	4.66	to	4.66	16.75	to	16.75
2020	1,105,013	22.80	to	22.80	25,197,630	—	to	—	5.88	to	5.88	0.69	to	0.69
2019	1,124,323	22.65	to	22.65	25,461,203	—	to	—	5.36	to	5.36	16.06	to	16.06

Franklin Mutual Global Discovery VIP Fund (Class 2)
2023	627,106	31.68	to	31.68	19,867,930	—	to	—	2.49	to	2.49	20.31	to	20.31
2022	661,811	26.33	to	26.33	17,427,899	—	to	—	1.41	to	1.41	(4.75)	to	(4.75)
2021	693,695	27.65	to	27.65	19,178,304	—	to	—	2.69	to	2.69	19.13	to	19.13
2020	717,426	23.21	to	23.21	16,649,753	—	to	—	2.38	to	2.38	(4.46)	to	(4.46)
2019	744,259	24.29	to	24.29	18,079,229	—	to	—	1.61	to	1.61	24.37	to	24.37

Franklin Mutual Shares VIP Fund (Class 2)
2023	767,713	35.71	to	37.62	28,871,924	—	to	—	1.88	to	1.90	13.46	to	13.46
2022	816,939	31.47	to	33.16	27,077,879	—	to	—	1.84	to	1.85	(7.43)	to	(7.43)
2021	863,971	34.00	to	35.82	30,935,732	—	to	—	2.87	to	2.90	19.17	to	19.17
2020	936,156	28.53	to	30.06	28,129,101	—	to	—	2.81	to	2.84	(5.04)	to	(5.04)
2019	1,041,062	30.05	to	31.65	32,943,205	—	to	—	1.82	to	1.85	22.57	to	22.57

SA-118

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Rising Dividends VIP Fund (Class 2)
2023	88,745	$54.95	to	$54.95	$4,876,368	—%	to	—%	0.92%	to	0.92%	12.08%	to	12.08%
2022	86,410	49.03	to	49.03	4,236,514	—	to	—	0.80	to	0.80	(10.57)	to	(10.57)
2021	87,217	54.82	to	54.82	4,781,534	—	to	—	0.87	to	0.87	26.79	to	26.79
2020	94,457	43.24	to	43.24	4,084,265	—	to	—	1.22	to	1.22	15.97	to	15.97
2019	96,860	37.29	to	37.29	3,611,428	—	to	—	1.23	to	1.23	29.23	to	29.23

Franklin Small Cap Value VIP Fund (Class 2)
2023	290,114	63.62	to	63.62	18,456,140	—	to	—	0.52	to	0.52	12.75	to	12.75
2022	304,034	56.43	to	56.43	17,155,260	—	to	—	0.98	to	0.98	(10.06)	to	(10.06)
2021	330,084	62.74	to	62.74	20,709,416	—	to	—	1.01	to	1.01	25.37	to	25.37
2020	341,362	50.05	to	50.05	17,083,664	—	to	—	1.49	to	1.49	5.19	to	5.19
2019	341,264	47.58	to	47.58	16,236,251	—	to	—	1.05	to	1.05	26.35	to	26.35

Franklin Small-Mid Cap Growth VIP Fund (Class 2)
2023	85,261	41.16	to	50.86	3,509,129	—	to	—	—	to	—	—	to	26.74
2022	87,300	32.47	to	40.13	2,835,054	—	to	—	—	to	—	(33.69)	to	(33.69)
2021	93,595	48.97	to	60.52	4,588,070	—	to	—	—	to	—	10.01	to	10.01
2020	108,372	44.52	to	55.01	4,828,326	—	to	—	—	to	—	55.09	to	55.09
2019	105,991	28.70	to	28.70	3,042,294	—	to	—	—	to	—	31.44	to	31.44

Franklin Strategic Income VIP Fund (Class 1)
2023	890,025	18.27	to	29.55	16,271,854	—	to	—	4.67	to	4.77	8.37	to	8.37
2022	925,235	16.86	to	27.27	15,608,582	—	to	—	4.39	to	5.04	(10.46)	to	(10.46)
2021	951,932	18.82	to	30.46	17,947,012	—	to	—	3.44	to	3.44	2.28	to	2.28
2020	930,696	18.40	to	29.78	17,154,506	—	to	—	3.60	to	5.06	3.75	to	3.75
2019	982,037	17.74	to	28.70	17,432,296	—	to	—	5.38	to	5.43	8.41	to	8.41

Putnam VT George Putnam Balanced Fund (Class IA)
2023	3,441	40.90	to	40.90	140,749	—	to	—	1.49	to	1.49	20.26	to	20.26
2022	3,922	34.01	to	34.01	133,390	—	to	—	1.18	to	1.18	(15.82)	to	(15.82)
2021	4,330	40.40	to	40.40	174,931	—	to	—	1.03	to	1.03	14.28	to	14.28
2020	4,593	35.35	to	35.35	162,357	—	to	—	1.37	to	1.37	15.61	to	15.61
2019	5,119	30.58	to	30.58	156,540	—	to	—	1.58	to	1.58	24.35	to	24.35

Hartford Balanced HLS Fund (Class IA)
2023	5,010,064	9.80	to	9.80	49,085,097	—	to	—	1.88	to	1.88	14.78	to	14.78
2022	5,490,137	8.54	to	8.54	46,863,044	—	to	—	1.80	to	1.80	(13.42)	to	(13.42)
2021	5,911,958	9.86	to	9.86	58,288,834	—	to	—	1.03	to	1.03	19.64	to	19.64
2020	6,227,032	8.24	to	8.24	51,315,162	—	to	—	1.67	to	1.67	11.62	to	11.62
2019	6,937,349	7.38	to	7.38	51,219,138	—	to	—	1.93	to	1.93	22.80	to	22.80

Hartford Capital Appreciation HLS Fund (Class IA)
2023	6,934,840	25.07	to	25.07	173,883,081	—	to	—	0.88	to	0.88	20.00	to	20.00
2022	7,344,296	20.89	to	20.89	153,458,909	—	to	—	0.94	to	0.94	(15.30)	to	(15.30)
2021	7,696,807	24.67	to	24.67	189,871,456	—	to	—	0.47	to	0.47	14.76	to	14.76
2020	8,157,894	21.50	to	21.50	175,360,790	—	to	—	0.97	to	0.97	21.92	to	21.92
2019	8,739,384	17.63	to	17.63	154,091,247	—	to	—	1.18	to	1.18	31.28	to	31.28

Hartford Disciplined Equity HLS Fund (Class IA)
2023	15,439,506	7.40	to	7.40	114,210,814	—	to	—	0.85	to	0.85	21.24	to	21.24
2022	16,148,118	6.10	to	6.10	98,521,765	—	to	—	1.01	to	1.01	(18.96)	to	(18.96)
2021	16,907,528	7.53	to	7.53	127,286,801	—	to	—	0.57	to	0.57	25.52	to	25.52
2020	18,014,627	6.00	to	6.00	108,050,830	—	to	—	0.58	to	0.58	18.04	to	18.04
2019	7,673,703	5.08	to	5.08	38,991,926	—	to	—	0.92	to	0.92	34.12	to	34.12

SA-119

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Dividend and Growth HLS Fund (Class IA)
2023	7,183,558	$17.44	to	$17.44	$125,256,757	—%	to	—%	1.60%	to	1.60%	14.18%	to	14.18%
2022	7,487,794	15.27	to	15.27	114,351,048	—	to	—	1.68	to	1.68	(8.93)	to	(8.93)
2021	8,004,894	16.77	to	16.77	134,241,589	—	to	—	1.31	to	1.31	32.00	to	32.00
2020	8,668,722	12.70	to	12.70	110,135,073	—	to	—	2.03	to	2.03	7.77	to	7.77
2019	8,603,081	11.79	to	11.79	101,421,297	—	to	—	1.93	to	1.93	28.60	to	28.60

Hartford International Opportunities HLS Fund (Class IA)
2023	6,203,453	6.31	to	6.31	39,128,465	—	to	—	1.19	to	1.19	11.71	to	11.71
2022	6,200,636	5.65	to	5.65	35,009,408	—	to	—	1.66	to	1.66	(18.15)	to	(18.15)
2021	6,286,286	6.90	to	6.90	43,360,979	—	to	—	1.02	to	1.02	7.82	to	7.82
2020	6,377,009	6.40	to	6.40	40,797,488	—	to	—	1.94	to	1.94	20.45	to	20.45
2019	6,634,204	5.31	to	5.31	35,237,111	—	to	—	1.89	to	1.89	26.42	to	26.42

Hartford MidCap HLS Fund (Class IA)
2023	3,627,915	15.62	to	15.62	56,679,238	—	to	—	0.04	to	0.04	14.87	to	14.87
2022	3,855,682	13.60	to	13.60	52,437,963	—	to	—	0.86	to	0.89	(24.30)	to	(24.30)
2021	4,075,927	17.97	to	17.97	73,229,172	—	to	—	—	to	—	9.91	to	9.91
2020	4,318,032	16.35	to	16.35	70,585,956	—	to	—	0.05	to	0.06	25.11	to	26.19
2019	4,000,826	13.07	to	13.07	52,276,427	—	to	—	0.18	to	0.18	32.87	to	32.87

Hartford Small Company HLS Fund (Class IA)
2023	2,603,983	8.29	to	8.29	21,587,725	—	to	—	—	to	—	16.74	to	16.74
2022	2,696,187	7.10	to	7.10	19,146,975	—	to	—	—	to	—	(30.94)	to	(30.94)
2021	2,817,701	10.28	to	10.28	28,973,091	—	to	—	—	to	—	1.56	to	1.56
2020	3,257,748	10.12	to	10.12	32,982,871	—	to	—	—	to	—	55.52	to	55.52
2019	3,530,714	6.51	to	6.51	22,985,793	—	to	—	—	to	—	37.00	to	37.00

Hartford Small Cap Growth HLS Fund (Class IA)
2023	9,673	44.56	to	44.56	430,986	—	to	—	—	to	—	18.42	to	18.42
2022	9,531	37.62	to	37.62	358,591	—	to	—	—	to	—	(28.46)	to	(28.46)
2021	13,886	52.59	to	52.59	730,269	—	to	—	—	to	—	4.02	to	4.02
2020	13,588	50.56	to	50.56	687,021	—	to	—	—	to	—	33.20	to	33.20
2019	15,388	37.96	to	37.96	584,121	—	to	—	—	to	—	35.81	to	35.81

Hartford Stock HLS Fund (Class IA)
2023	3,727,673	15.55	to	15.55	57,963,375	—	to	—	1.33	to	1.33	7.72	to	7.72
2022	3,944,538	14.44	to	14.44	56,941,537	—	to	—	1.63	to	1.63	(5.14)	to	(5.14)
2021	4,243,576	15.22	to	15.22	64,575,847	—	to	—	1.19	to	1.19	24.98	to	24.98
2020	4,692,158	12.18	to	12.18	57,130,631	—	to	—	1.65	to	1.65	12.08	to	12.08
2019	5,336,892	10.86	to	10.86	57,979,034	—	to	—	1.65	to	1.65	31.22	to	31.22

Hartford Total Return Bond HLS Fund (Class IA)
2023	24,973,635	4.03	to	4.03	100,713,924	—	to	—	3.50	to	3.50	6.97	to	6.97
2022	24,490,251	3.77	to	3.77	92,328,246	—	to	—	3.00	to	3.00	(14.21)	to	(14.21)
2021	25,150,832	4.39	to	4.39	110,525,836	—	to	—	2.45	to	2.45	(0.94)	to	(0.94)
2020	24,584,128	4.44	to	4.44	109,065,762	—	to	—	3.66	to	3.66	9.02	to	9.02
2019	22,071,678	4.07	to	4.07	89,813,853	—	to	—	3.95	to	3.95	10.65	to	10.65

Hartford Ultrashort Bond HLS Fund (Class IA)
2023	13,625,834	2.04	to	2.04	27,783,075	—	to	—	1.31	to	1.31	5.19	to	5.19
2022	14,919,026	1.94	to	1.94	28,920,084	—	to	—	0.23	to	0.23	(0.17)	to	(0.17)
2021	15,423,591	1.94	to	1.94	29,949,221	—	to	—	0.68	to	0.68	(0.19)	to	(0.19)
2020	15,724,769	1.95	to	1.95	30,591,122	—	to	—	2.23	to	2.23	1.44	to	1.44
2019	12,833,240	1.92	to	1.92	24,612,485	—	to	—	2.37	to	2.37	2.82	to	2.82

SA-120

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. American Franchise Fund (Series I)
2023	177,864	$42.28	to	$42.28	$7,520,686	—%	to	—%	—%	to	—%	40.93%	to	40.93%
2022	181,207	30.00	to	30.00	5,436,946	—	to	—	—	to	—	(31.11)	to	(31.11)
2021	185,317	43.56	to	43.56	8,071,552	—	to	—	—	to	—	11.93	to	11.93
2020	196,303	38.91	to	38.91	7,638,982	—	to	—	0.07	to	0.07	42.35	to	42.35
2019	199,031	27.34	to	27.34	5,440,764	—	to	—	—	to	—	36.76	to	36.76

Invesco V.I. American Value Fund (Series I)
2023	4,543	54.08	to	54.08	245,700	—	to	—	0.65	to	0.65	15.60	to	15.60
2022	4,737	46.78	to	46.78	221,582	—	to	—	0.76	to	0.76	(2.61)	to	(2.61)
2021	4,976	48.04	to	48.04	239,040	—	to	—	0.45	to	0.45	27.95	to	27.95
2020	5,134	37.54	to	37.54	192,735	—	to	—	0.93	to	0.93	1.12	to	1.12
2019	5,211	37.13	to	37.13	193,471	—	to	—	0.71	to	0.71	25.03	to	25.03

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2023	204,898	18.58	to	18.58	3,807,571	—	to	—	—	to	—	6.63	to	6.63
2022	218,673	17.43	to	17.43	3,810,759	—	to	—	7.51	to	7.51	(14.35)	to	(14.35)
2021	214,169	20.35	to	20.35	4,357,686	—	to	—	3.06	to	3.06	9.54	to	9.54
2020	226,948	18.57	to	18.57	4,215,368	—	to	—	7.71	to	7.71	10.22	to	10.22
2019	252,314	16.85	to	16.85	4,251,777	—	to	—	—	to	—	15.21	to	15.21

Invesco V.I. Comstock Fund (Series II)
2023	263,885	40.63	to	40.63	10,721,648	—	to	—	1.59	to	1.59	12.09	to	12.09
2022	277,585	36.25	to	36.25	10,061,399	—	to	—	1.35	to	1.35	0.85	to	0.85
2021	297,518	35.94	to	35.94	10,693,451	—	to	—	1.62	to	1.62	33.04	to	33.04
2020	318,418	27.02	to	27.02	8,602,268	—	to	—	2.17	to	2.17	(1.09)	to	(1.09)
2019	339,897	27.31	to	27.31	9,283,536	—	to	—	1.68	to	1.68	24.94	to	24.94

Invesco V.I. Core Equity Fund (Series I)
2023	21,061	47.99	to	47.99	1,010,654	—	to	—	0.74	to	0.74	23.36	to	23.36
2022	22,014	38.90	to	38.90	856,341	—	to	—	0.92	to	0.92	(20.55)	to	(20.55)
2021	22,943	48.96	to	48.96	1,123,267	—	to	—	0.66	to	0.66	27.74	to	27.74
2020	24,438	38.33	to	38.33	936,637	—	to	—	1.34	to	1.34	13.85	to	13.85
2019	32,974	33.66	to	33.66	1,110,074	—	to	—	0.93	to	0.93	28.96	to	28.96

Invesco V.I. Diversified Dividend Fund (Series II)
2023	290	31.32	to	31.32	9,093	—	to	—	1.79	to	1.79	8.77	to	8.77
2022	293	28.80	to	28.80	8,433	—	to	—	1.67	to	1.67	(1.92)	to	(1.92)
2021	296	29.36	to	29.36	8,700	—	to	—	1.99	to	1.99	18.59	to	18.59
2020	300	24.76	to	24.76	7,417	—	to	—	2.92	to	2.92	(0.13)	to	(0.13)
2019	303	24.79	to	24.79	7,517	—	to	—	2.72	to	2.72	24.77	to	24.77

Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
2023	1,150	66.69	to	66.69	76,722	—	to	—	1.19	to	1.19	13.43	to	13.43
2022	1,175	58.80	to	58.80	69,117	—	to	—	0.81	to	0.81	(12.06)	to	(12.06)
2021	1,214	66.86	to	66.86	81,178	—	to	—	1.06	to	1.06	28.88	to	28.88
2020	1,233	51.88	to	51.88	63,942	—	to	—	1.31	to	1.31	12.42	to	12.42
2019	1,245	46.15	to	46.15	57,451	—	to	—	1.54	to	1.54	28.46	to	28.46

Invesco V.I. Global Real Estate Fund (Series I)
2023	36,280	23.58	to	23.58	855,371	—	to	—	1.50	to	1.50	9.05	to	9.05
2022	35,733	21.62	to	21.62	772,563	—	to	—	2.82	to	2.82	(24.93)	to	(24.93)
2021	38,134	28.80	to	28.80	1,098,345	—	to	—	2.60	to	2.60	25.71	to	25.71
2020	44,619	22.91	to	22.91	1,022,301	—	to	—	5.30	to	5.30	(12.32)	to	(12.32)
2019	46,360	26.13	to	26.13	1,211,406	—	to	—	4.69	to	4.69	23.00	to	23.00

SA-121

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Growth and Income Fund (Series II)
2023	87,393	$33.08	to	$47.18	$3,051,109	—%	to	—%	1.32%	to	1.32%	12.40%	to	12.40%
2022	92,541	29.43	to	41.98	2,871,297	—	to	—	1.29	to	1.33	(6.00)	to	(6.00)
2021	88,582	31.31	to	44.66	2,936,509	—	to	—	1.34	to	1.37	28.19	to	28.19
2020	95,914	24.42	to	34.84	2,473,206	—	to	—	2.03	to	2.08	1.85	to	1.85
2019	96,255	23.98	to	34.20	2,439,615	—	to	—	1.58	to	1.59	24.85	to	24.85

Invesco V.I. EQV International Equity Fund (Series I)
2023	684,631	19.42	to	19.42	13,298,843	—	to	—	0.20	to	0.20	18.14	to	18.14
2022	696,847	16.44	to	16.44	11,457,254	—	to	—	1.74	to	1.74	(18.31)	to	(18.31)
2021	722,743	20.13	to	20.13	14,545,598	—	to	—	1.25	to	1.25	5.89	to	5.89
2020	764,718	19.01	to	19.01	14,534,461	—	to	—	2.44	to	2.44	14.00	to	14.00
2019	772,587	16.67	to	16.67	12,881,253	—	to	—	1.58	to	1.58	28.57	to	28.57

Invesco V.I. Main Street Mid Cap Fund® (Series I)
2023	62,491	46.34	to	46.34	2,895,809	—	to	—	0.29	to	0.29	14.47	to	14.47
2022	65,713	40.48	to	40.48	2,660,250	—	to	—	0.35	to	0.35	(14.26)	to	(14.26)
2021	72,687	47.22	to	47.22	3,431,999	—	to	—	0.45	to	0.45	23.24	to	23.24
2020	76,763	38.31	to	38.31	2,940,889	—	to	—	0.73	to	0.73	9.25	to	9.25
2019	86,213	35.07	to	35.07	3,023,319	—	to	—	0.48	to	0.48	25.28	to	25.28

Invesco V.I. Small Cap Equity Fund (Series I)
2023	258,534	40.48	to	40.48	10,464,831	—	to	—	—	to	—	16.57	to	16.57
2022	270,122	34.72	to	34.72	9,379,321	—	to	—	—	to	—	(20.51)	to	(20.51)
2021	278,436	43.68	to	43.68	12,161,941	—	to	—	0.16	to	0.16	20.40	to	20.40
2020	286,296	36.28	to	36.28	10,386,249	—	to	—	0.37	to	0.37	27.24	to	27.24
2019	288,141	28.51	to	28.51	8,215,128	—	to	—	—	to	—	26.60	to	26.60

Lord Abbett Bond Debenture Portfolio (Class VC)
2023	559,354	22.78	to	22.78	12,744,572	—	to	—	5.30	to	5.30	6.55	to	6.55
2022	563,448	21.38	to	21.38	12,048,436	—	to	—	4.44	to	4.44	(12.80)	to	(12.80)
2021	578,001	24.52	to	24.52	14,174,150	—	to	—	3.24	to	3.24	3.28	to	3.28
2020	524,680	23.74	to	23.74	12,458,276	—	to	—	4.01	to	4.01	7.30	to	7.30
2019	527,412	22.13	to	22.13	11,670,733	—	to	—	3.95	to	3.95	13.35	to	13.35

Lord Abbett Dividend Growth Portfolio (Class VC)
2023	85,624	46.89	to	46.89	4,014,511	—	to	—	0.80	to	0.80	16.33	to	16.33
2022	108,677	40.30	to	40.30	4,380,217	—	to	—	0.83	to	0.83	(13.55)	to	(13.55)
2021	119,213	46.62	to	46.62	5,557,943	—	to	—	0.73	to	0.73	25.62	to	25.62
2020	113,857	37.11	to	37.11	4,225,636	—	to	—	1.01	to	1.01	15.42	to	15.42
2019	117,557	32.16	to	32.16	3,780,227	—	to	—	1.52	to	1.52	26.45	to	26.45

Lord Abbett Fundamental Equity Portfolio (Class VC)
2023	33,364	33.30	to	33.30	1,110,898	—	to	—	0.60	to	0.60	14.63	to	14.63
2022	41,780	29.05	to	29.05	1,213,548	—	to	—	1.10	to	1.10	(11.98)	to	(11.98)
2021	41,527	33.00	to	33.00	1,370,415	—	to	—	0.80	to	0.80	27.31	to	27.31
2020	45,897	25.92	to	25.92	1,189,681	—	to	—	1.35	to	1.35	1.77	to	1.77
2019	40,657	25.47	to	25.47	1,035,504	—	to	—	1.34	to	1.34	21.51	to	21.51

Lord Abbett Growth and Income Portfolio (Class VC)
2023	150,211	33.89	to	33.89	5,091,343	—	to	—	0.90	to	0.90	13.19	to	13.19
2022	177,193	29.95	to	29.95	5,306,200	—	to	—	1.38	to	1.38	(9.44)	to	(9.44)
2021	153,970	33.07	to	33.07	5,091,343	—	to	—	1.03	to	1.03	29.02	to	29.02
2020	164,935	25.63	to	25.63	4,227,212	—	to	—	1.75	to	1.75	2.70	to	2.70
2019	178,136	24.96	to	24.96	4,445,632	—	to	—	1.68	to	1.68	22.49	to	22.49

SA-122

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Growth Series (Initial Class)
2023	71,691	$59.16	to	$79.15	$4,241,383	—%	to	—%	—%	to	—%	—%	to	35.86%
2022	74,030	43.55	to	58.26	3,223,642	—	to	—	—	to	—	(31.63)	to	—
2021	73,288	63.70	to	85.21	4,668,111	—	to	—	—	to	—	—	to	23.53
2020	77,178	51.56	to	51.56	3,979,402	—	to	—	—	to	—	31.86	to	31.86
2019	104,456	39.10	to	39.10	4,084,669	—	to	—	—	to	—	38.15	to	38.15

MFS® Investors Trust Series (Initial Class)
2023	144,738	50.24	to	55.39	7,271,316	—	to	—	—	to	0.73	—	to	18.98
2022	146,445	42.22	to	46.56	6,183,511	—	to	—	0.68	to	0.90	(16.49)	to	(16.49)
2021	147,573	50.56	to	55.75	7,462,261	—	to	—	0.61	to	0.62	26.81	to	26.81
2020	148,319	39.87	to	43.96	5,914,323	—	to	—	0.64	to	1.20	13.87	to	13.87
2019	149,645	35.01	to	35.01	5,239,752	—	to	—	0.68	to	0.68	31.58	to	31.58

MFS® New Discovery Series (Initial Class)
2023	38,968	68.61	to	68.61	2,673,734	—	to	—	—	to	—	14.41	to	14.41
2022	41,880	59.97	to	59.97	2,511,531	—	to	—	—	to	—	(29.76)	to	(29.76)
2021	46,192	85.38	to	85.38	3,943,721	—	to	—	—	to	—	1.80	to	1.80
2020	46,505	83.87	to	83.87	3,900,186	—	to	—	—	to	—	45.89	to	45.89
2019	49,146	57.49	to	57.49	2,825,290	—	to	—	—	to	—	41.70	to	41.70

MFS® Total Return Bond Series (Initial Class)
2023	1,605,765	17.08	to	17.08	27,425,884	—	to	—	3.18	to	3.18	7.38	to	7.38
2022	1,652,554	15.91	to	15.91	26,285,190	—	to	—	2.77	to	2.77	(13.93)	to	(13.93)
2021	1,693,368	18.48	to	18.48	31,295,265	—	to	—	2.67	to	2.67	(0.81)	to	(0.81)
2020	1,709,455	18.63	to	18.63	31,851,565	—	to	—	3.48	to	3.48	8.47	to	8.47
2019	1,758,189	17.18	to	17.18	30,202,026	—	to	—	3.43	to	3.43	10.21	to	10.21

MFS® Total Return Series (Initial Class)
2023	432,270	36.75	to	36.88	15,943,772	—	to	—	2.05	to	2.07	10.44	to	10.44
2022	453,740	33.28	to	33.40	15,153,217	—	to	—	1.73	to	1.75	(9.58)	to	(9.58)
2021	455,305	36.80	to	36.94	16,816,881	—	to	—	1.80	to	1.81	14.12	to	14.12
2020	469,138	32.25	to	32.37	15,184,393	—	to	—	2.33	to	2.37	9.81	to	9.81
2019	482,937	29.37	to	29.47	14,234,211	—	to	—	2.37	to	2.37	20.38	to	20.38

MFS® Value Series (Initial Class)
2023	1,056,817	35.99	to	35.99	38,037,941	—	to	—	1.64	to	1.64	7.93	to	7.93
2022	1,101,751	33.35	to	33.35	36,741,095	—	to	—	1.40	to	1.40	(5.91)	to	(5.91)
2021	1,129,322	35.44	to	35.44	40,025,114	—	to	—	1.33	to	1.33	25.45	to	25.45
2020	1,178,062	28.25	to	28.25	33,281,559	—	to	—	1.59	to	1.59	3.48	to	3.48
2019	1,184,999	27.30	to	27.30	32,353,163	—	to	—	2.14	to	2.14	29.80	to	29.80

Invesco V.I. Capital Appreciation Fund (Series II)
2023	73,665	46.17	to	46.17	3,401,052	—	to	—	—	to	—	35.03	to	35.03
2022	77,183	34.19	to	34.19	2,639,058	—	to	—	—	to	—	(30.96)	to	(30.96)
2021	85,833	49.53	to	49.53	4,251,077	—	to	—	—	to	—	22.28	to	22.28
2020	102,660	40.50	to	40.50	4,158,046	—	to	—	—	to	—	36.24	to	36.24
2019	109,165	29.73	to	29.73	3,245,406	—	to	—	—	to	—	35.85	to	35.85

Invesco V.I. Global Fund (Series II)
2023	117,625	39.66	to	39.66	4,664,862	—	to	—	—	to	—	34.45	to	34.45
2022	119,358	29.50	to	29.50	3,520,808	—	to	—	—	to	—	(31.94)	to	(31.94)
2021	127,064	43.34	to	43.34	5,506,778	—	to	—	—	to	—	15.17	to	15.17
2020	142,343	37.63	to	37.63	5,356,379	—	to	—	0.45	to	0.45	27.34	to	27.34
2019	144,024	29.55	to	29.55	4,256,149	—	to	—	0.64	to	0.64	31.45	to	31.45

SA-123

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Main Street Fund® (Series II)
2023	64,223	$43.62	to	$43.62	$2,801,500	—%	to	—%	0.50%	to	0.50%	22.83%	to	22.83%
2022	65,466	35.51	to	35.51	2,324,956	—	to	—	1.11	to	1.11	(20.31)	to	(20.31)
2021	68,577	44.56	to	44.56	3,056,099	—	to	—	0.52	to	0.52	27.23	to	27.23
2020	72,347	35.03	to	35.03	2,534,083	—	to	—	1.21	to	1.21	13.69	to	13.69
2019	73,087	30.81	to	30.81	2,251,656	—	to	—	0.82	to	0.82	31.74	to	31.74

Invesco V.I. Main Street Small Cap Fund® (Series II)
2023	164,705	42.68	to	42.68	7,029,981	—	to	—	0.98	to	0.98	17.82	to	17.82
2022	151,224	36.23	to	36.23	5,478,400	—	to	—	0.26	to	0.26	(16.04)	to	(16.04)
2021	151,265	43.15	to	43.15	6,526,972	—	to	—	0.18	to	0.18	22.26	to	22.26
2020	169,735	35.29	to	35.29	5,990,337	—	to	—	0.38	to	0.38	19.64	to	19.64
2019	181,983	29.50	to	29.50	5,368,465	—	to	—	—	to	—	26.13	to	26.13

Putnam VT Small Cap Growth Fund (Class IB)
2023	38,746	62.56	to	62.56	2,423,784	—	to	—	—	to	—	23.14	to	23.14
2022	40,442	50.80	to	50.80	2,054,440	—	to	—	—	to	—	(28.30)	to	(28.30)
2021	45,746	70.85	to	70.85	3,241,130	—	to	—	—	to	—	13.87	to	13.87
2020	52,650	62.22	to	62.22	3,275,970	—	to	—	—	to	—	48.37	to	48.37
2019	54,505	41.94	to	41.94	2,285,739	—	to	—	—	to	—	37.45	to	37.45

Putnam VT Diversified Income Fund (Class IA)
2023	27,868	36.15	to	36.15	1,007,559	—	to	—	6.59	to	6.59	5.01	to	5.01
2022	32,797	34.43	to	34.43	1,129,201	—	to	—	7.21	to	7.21	(2.06)	to	(2.06)
2021	39,837	35.15	to	35.15	1,400,448	—	to	—	0.94	to	0.94	(6.73)	to	(6.73)
2020	45,213	37.69	to	37.69	1,704,148	—	to	—	8.07	to	8.07	(0.76)	to	(0.76)
2019	51,524	37.98	to	37.98	1,956,808	—	to	—	3.69	to	3.69	11.56	to	11.56

Putnam VT Large Cap Value Fund (Class IA)
2023	220,267	69.01	to	69.01	15,200,384	—	to	—	2.23	to	2.23	15.92	to	15.92
2022	244,492	59.53	to	59.53	14,554,763	—	to	—	1.70	to	1.70	(2.87)	to	(2.87)
2021	262,434	61.29	to	61.29	16,084,126	—	to	—	1.38	to	1.38	27.62	to	27.62
2020	280,947	48.02	to	48.02	13,492,377	—	to	—	1.97	to	1.97	6.06	to	6.06
2019	299,393	45.28	to	45.28	13,557,148	—	to	—	2.27	to	2.27	30.73	to	30.73

Putnam VT Global Asset Allocation Fund (Class IA)
2023	1,624	80.01	to	80.01	129,945	—	to	—	1.90	to	1.90	17.78	to	17.78
2022	1,938	67.93	to	67.93	131,630	—	to	—	1.87	to	1.87	(15.82)	to	(15.82)
2021	2,662	80.69	to	80.69	214,780	—	to	—	0.92	to	0.92	14.25	to	14.25
2020	2,816	70.63	to	70.63	198,881	—	to	—	2.23	to	2.23	12.58	to	12.58
2019	3,275	62.73	to	62.73	205,439	—	to	—	1.77	to	1.77	17.42	to	17.42

Putnam VT Focused International Equity Fund (Class IA)
2023	78,802	69.15	to	69.15	5,449,128	—	to	—	0.92	to	0.92	19.56	to	19.56
2022	80,807	57.84	to	57.84	4,673,738	—	to	—	2.04	to	2.04	(17.99)	to	(17.99)
2021	83,606	70.53	to	70.53	5,896,545	—	to	—	0.97	to	0.97	12.84	to	12.84
2020	87,834	62.50	to	62.50	5,489,681	—	to	—	0.41	to	0.41	10.32	to	10.32
2019	94,435	56.66	to	56.66	5,350,375	—	to	—	0.00 (1)	to	0.00 (1)	26.92	to	26.92

Putnam VT Global Health Care Fund (Class IA)
2023	15,222	71.94	to	71.94	1,095,112	—	to	—	0.53	to	0.53	9.39	to	9.39
2022	16,287	65.77	to	65.77	1,071,163	—	to	—	0.63	to	0.63	(4.44)	to	(4.44)
2021	17,297	68.82	to	68.82	1,190,449	—	to	—	1.28	to	1.28	19.77	to	19.77
2020	20,804	57.46	to	57.46	1,195,484	—	to	—	0.71	to	0.71	16.47	to	16.47
2019	22,278	49.34	to	49.34	1,099,101	—	to	—	0.24	to	0.24	30.58	to	30.58

SA-124

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT High Yield Fund (Class IA)
2023	98,187	$61.98	to	$61.98	$6,085,876	—%	to	—%	5.28%	to	5.28%	12.29%	to	12.29%
2022	97,007	55.20	to	55.20	5,354,551	—	to	—	5.43	to	5.43	(11.37)	to	(11.37)
2021	104,080	62.28	to	62.28	6,482,092	—	to	—	4.76	to	4.76	5.20	to	5.20
2020	100,837	59.20	to	59.20	5,969,725	—	to	—	5.78	to	5.78	5.50	to	5.50
2019	102,978	56.11	to	56.11	5,778,479	—	to	—	6.24	to	6.24	14.55	to	14.55

Putnam VT Income Fund (Class IA)
2023	131,488	39.24	to	39.24	5,159,062	—	to	—	5.97	to	5.97	4.96	to	4.96
2022	149,030	37.38	to	37.38	5,571,138	—	to	—	5.90	to	5.90	(13.48)	to	(13.48)
2021	157,543	43.21	to	43.21	6,807,296	—	to	—	1.67	to	1.67	(4.44)	to	(4.44)
2020	172,440	45.21	to	45.21	7,796,814	—	to	—	5.10	to	5.10	6.01	to	6.01
2019	188,792	42.65	to	42.65	8,052,202	—	to	—	3.34	to	3.34	12.24	to	12.24

Putnam VT International Equity Fund (Class IA)
2023	235,090	32.64	to	32.64	7,673,102	—	to	—	0.28	to	0.28	18.86	to	18.86
2022	254,207	27.46	to	27.46	6,980,786	—	to	—	1.83	to	1.83	(14.58)	to	(14.58)
2021	268,301	32.15	to	32.15	8,625,536	—	to	—	1.40	to	1.40	9.09	to	9.09
2020	304,080	29.47	to	29.47	8,961,246	—	to	—	1.80	to	1.80	12.35	to	12.35
2019	303,327	26.23	to	26.23	7,956,448	—	to	—	1.65	to	1.65	25.55	to	25.55

Putnam VT Emerging Markets Equity Fund (Class IA)
2023	8,053	26.48	to	26.48	213,269	—	to	—	0.76	to	0.76	11.90	to	11.90
2022	8,520	23.67	to	23.67	201,633	—	to	—	—	to	—	(27.32)	to	(27.32)
2021	8,873	32.56	to	32.56	288,902	—	to	—	0.69	to	0.69	(3.94)	to	(3.94)
2020	9,165	33.90	to	33.90	310,682	—	to	—	0.28	to	0.28	28.25	to	28.25
2019	9,699	26.43	to	26.43	256,344	—	to	—	—	to	—	25.21	to	25.21

Putnam VT International Value Fund (Class IA)
2023	27,979	31.63	to	31.63	885,001	—	to	—	1.75	to	1.75	19.08	to	19.08
2022	34,061	26.56	to	26.56	904,782	—	to	—	2.35	to	2.35	(6.70)	to	(6.70)
2021	44,213	28.47	to	28.47	1,258,709	—	to	—	2.19	to	2.19	15.28	to	15.28
2020	49,216	24.70	to	24.70	1,215,451	—	to	—	2.75	to	2.75	4.23	to	4.23
2019	55,058	23.69	to	23.69	1,304,551	—	to	—	2.93	to	2.93	20.44	to	20.44

Putnam VT Core Equity Fund (Class IA)
2023	12,281	53.27	to	53.27	654,201	—	to	—	0.77	to	0.77	28.36	to	28.36
2022	13,309	41.50	to	41.50	552,323	—	to	—	1.60	to	1.60	(15.54)	to	(15.54)
2021	14,139	49.14	to	49.14	694,730	—	to	—	0.83	to	0.83	31.32	to	31.32
2020	14,691	37.42	to	37.42	549,689	—	to	—	1.18	to	1.18	17.64	to	17.64
2019	15,392	31.81	to	31.81	489,587	—	to	—	1.39	to	1.39	32.00	to	32.00

Putnam VT Government Money Market Fund (Class IA)
2023	19,454	1.99	to	1.99	38,686	—	to	—	4.60	to	4.60	4.70	to	4.70
2022	19,965	1.90	to	1.90	37,920	—	to	—	1.28	to	1.28	1.28	to	1.28
2021	20,431	1.88	to	1.88	38,312	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)
2020	20,846	1.88	to	1.88	39,092	—	to	—	0.24	to	0.24	0.23	to	0.23
2019	21,316	1.87	to	1.87	39,881	—	to	—	1.81	to	1.81	1.80	to	1.80

Putnam VT Sustainable Leaders Fund (Class IA)
2023	126,522	129.25	to	129.25	16,352,580	—	to	—	0.74	to	0.74	26.42	to	26.42
2022	136,372	102.24	to	102.24	13,942,530	—	to	—	0.83	to	0.83	(22.72)	to	(22.72)
2021	145,822	132.30	to	132.30	19,291,473	—	to	—	0.34	to	0.34	23.84	to	23.84
2020	157,349	106.83	to	106.83	16,809,411	—	to	—	0.64	to	0.64	29.06	to	29.06
2019	170,533	82.77	to	82.77	14,115,335	—	to	—	0.68	to	0.68	36.72	to	36.72

SA-125

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Small Cap Value Fund (Class IB)
2023	48,585	$34.33	to	$34.33	$1,668,002	—%	to	—%	0.16%	to	0.16%	23.75%	to	23.75%
2022	58,366	27.74	to	27.74	1,619,221	—	to	—	0.16	to	0.16	(12.98)	to	(12.98)
2021	60,894	31.88	to	31.88	1,941,344	—	to	—	0.74	to	0.74	39.90	to	39.90
2020	54,875	22.79	to	22.79	1,250,496	—	to	—	1.08	to	1.08	3.96	to	3.96
2019	55,829	21.92	to	21.92	1,223,747	—	to	—	0.67	to	0.67	24.24	to	24.24

Templeton Developing Markets VIP Fund (Class 1)
2023	208,802	12.87	to	43.61	2,688,146	—	to	—	—	to	2.31	—	to	12.77
2022	211,953	11.42	to	38.67	2,419,656	—	to	—	—	to	2.93	(21.70)	to	—
2021	209,682	14.58	to	49.39	3,057,172	—	to	—	—	to	1.10	(5.51)	to	—
2020	221,414	15.43	to	15.43	3,416,463	—	to	—	4.38	to	4.38	17.39	to	17.39
2019	233,947	13.14	to	13.14	3,075,127	—	to	—	1.23	to	1.23	26.92	to	26.92

Templeton Foreign VIP Fund (Class 2)
2023	477,437	14.23	to	14.23	6,795,194	—	to	—	3.21	to	3.21	20.76	to	20.76
2022	510,890	11.79	to	11.79	6,021,504	—	to	—	3.05	to	3.05	(7.60)	to	(7.60)
2021	567,526	12.76	to	12.76	7,239,606	—	to	—	1.85	to	1.85	4.16	to	4.16
2020	582,057	12.25	to	12.25	7,128,559	—	to	—	3.38	to	3.38	(1.16)	to	(1.16)
2019	580,835	12.39	to	12.39	7,196,921	—	to	—	1.73	to	1.73	12.53	to	12.53

Templeton Global Bond VIP Fund (Class 2)
2023	1,034,397	17.22	to	17.22	17,816,929	—	to	—	—	to	—	2.88	to	2.88
2022	1,043,188	16.74	to	16.74	17,464,624	—	to	—	—	to	—	(4.95)	to	(4.95)
2021	1,046,119	17.61	to	17.61	18,425,801	—	to	—	—	to	—	(4.99)	to	(4.99)
2020	1,068,827	18.54	to	18.54	19,815,067	—	to	—	8.51	to	8.51	(5.28)	to	(5.28)
2019	1,161,918	19.57	to	19.57	22,741,936	—	to	—	7.15	to	7.15	2.01	to	2.01

Templeton Growth VIP Fund (Class 2)
2023	360,352	19.68	to	27.00	7,111,676	—	to	—	3.33	to	3.33	21.01	to	21.01
2022	385,107	16.26	to	22.31	6,280,219	—	to	—	0.16	to	0.16	(11.50)	to	(11.50)
2021	414,952	18.37	to	25.21	7,645,690	—	to	—	1.10	to	1.10	4.87	to	4.87
2020	417,272	17.52	to	24.04	7,331,796	—	to	—	2.98	to	2.99	5.80	to	5.80
2019	425,433	16.56	to	22.73	7,065,673	—	to	—	2.76	to	2.77	15.15	to	15.15

Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I) (liquidated July 28, 2023)
2023	—	20.43	to	20.43	—	—	to	—	4.29	to	4.29	2.65	to	2.65
2022	11,759	19.90	to	19.90	233,995	—	to	—	3.94	to	3.94	(14.33)	to	(14.33)
2021	11,921	23.23	to	23.23	276,897	—	to	—	3.92	to	3.92	(0.32)	to	(0.32)
2020	12,050	23.30	to	23.30	280,809	—	to	—	2.86	to	2.86	7.80	to	7.80
2019	12,180	21.62	to	21.62	263,308	—	to	—	4.07	to	4.07	10.88	to	10.88

Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
2023	822	33.20	to	33.20	27,304	—	to	—	8.59	to	8.59	11.84	to	11.84
2022	857	29.69	to	29.69	25,452	—	to	—	7.52	to	7.52	(18.74)	to	(18.74)
2021	890	36.53	to	36.53	32,517	—	to	—	5.11	to	5.11	(2.02)	to	(2.02)
2020	917	37.29	to	37.29	34,177	—	to	—	4.51	to	4.51	5.55	to	5.55
2019	943	35.33	to	35.33	33,322	—	to	—	5.32	to	5.32	14.25	to	14.25

Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
2023	610	39.40	to	39.40	24,021	—	to	—	1.62	to	1.62	11.97	to	11.97
2022	636	35.19	to	35.19	22,364	—	to	—	0.43	to	0.43	(25.08)	to	(25.08)
2021	660	46.97	to	46.97	30,993	—	to	—	0.83	to	0.83	2.99	to	2.99
2020	679	45.61	to	45.61	30,990	—	to	—	1.38	to	1.38	14.44	to	14.44
2019	699	39.85	to	39.85	27,866	—	to	—	1.07	to	1.07	19.59	to	19.59

SA-126

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Morgan Stanley VIF Discovery Portfolio (Class II)
2023	103,540	$38.07	to	$38.07	$3,941,944	—%	to	—%	—%	to	—%	44.13%	to	44.13%
2022	111,028	26.42	to	26.42	2,932,819	—	to	—	—	to	—	(62.97)	to	(62.97)
2021	128,891	71.33	to	71.33	9,193,689	—	to	—	—	to	—	(11.19)	to	(11.19)
2020	133,366	80.32	to	80.32	10,712,014	—	to	—	—	to	—	152.04	to	152.04
2019	113,137	31.87	to	31.87	3,605,438	—	to	—	—	to	—	39.97	to	39.97

PSF PGIM Government Money Market Portfolio (Class I)
2023	30,000	11.11	to	11.11	333,328	—	to	—	4.90	to	4.90	4.88	to	4.88
2022	8,031	10.59	to	10.59	85,075	—	to	—	1.32	to	1.32	1.39	to	1.39
2021	8,992	10.45	to	10.45	93,960	—	to	—	0.04	to	0.04	0.04	to	0.04
2020	8,562	10.44	to	10.44	89,427	—	to	—	0.28	to	0.28	0.30	to	0.30
2019	7,122	10.41	to	10.41	74,166	—	to	—	1.90	to	1.90	1.92	to	1.92

Putnam VT Large Cap Growth Fund (Class IA)
2023	616,067	33.63	to	33.63	20,715,736	—	to	—	—	to	—	44.89	to	44.89
2022	684,463	23.21	to	23.21	15,885,377	—	to	—	—	to	—	(30.36)	to	(30.36)
2021	754,099	33.33	to	33.33	25,132,605	—	to	—	—	to	—	23.00	to	23.00
2020	848,958	27.10	to	27.10	23,003,098	—	to	—	0.25	to	0.25	39.09	to	39.09
2019	919,490	19.48	to	19.48	17,912,750	—	to	—	0.36	to	0.36	37.11	to	37.11

BlackRock S&P 500 Index V.I. Fund (Class I)
2023	5,175,418	19.42	to	19.42	100,521,102	—	to	—	1.39	to	1.39	26.22	to	26.22
2022	5,321,168	15.39	to	15.39	81,882,294	—	to	—	1.49	to	1.49	(18.23)	to	(18.23)
2021	5,465,968	18.82	to	18.82	102,861,805	—	to	—	1.28	to	1.28	28.53	to	28.53
2020	5,930,310	14.64	to	14.64	86,824,837	—	to	—	1.81	to	1.81	18.24	to	18.24
2019	6,305,956	12.38	to	12.38	78,082,491	—	to	—	2.21	to	2.21	31.34	to	31.34

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2023	77,995	36.03	to	36.03	2,810,126	—	to	—	1.79	to	1.79	10.38	to	10.38
2022	78,555	32.64	to	32.64	2,564,192	—	to	—	1.75	to	1.75	(5.24)	to	(5.24)
2021	78,393	34.45	to	34.45	2,700,534	—	to	—	1.78	to	1.78	24.60	to	24.60
2020	64,268	27.65	to	27.65	1,776,784	—	to	—	1.68	to	1.68	6.44	to	6.44
2019	63,396	25.97	to	25.97	1,646,619	—	to	—	1.59	to	1.59	27.11	to	27.11

Invesco V.I. American Value Fund (Series II)
2023	238,556	33.28	to	33.28	7,938,281	—	to	—	0.37	to	0.37	15.29	to	15.29
2022	268,749	28.86	to	28.86	7,756,957	—	to	—	0.47	to	0.47	(2.86)	to	(2.86)
2021	264,943	29.71	to	29.71	7,872,490	—	to	—	0.24	to	0.24	27.62	to	27.62
2020	276,035	23.28	to	23.28	6,426,705	—	to	—	0.65	to	0.65	0.86	to	0.86
2019	281,615	23.08	to	23.08	6,500,873	—	to	—	0.42	to	0.42	24.71	to	24.71

Putnam VT Diversified Income Fund (Class IB)
2023	241,216	16.86	to	16.86	4,066,805	—	to	—	6.05	to	6.05	4.82	to	4.82
2022	264,947	16.08	to	16.08	4,261,644	—	to	—	6.15	to	6.15	(2.35)	to	(2.35)
2021	239,025	16.47	to	16.47	3,937,046	—	to	—	0.61	to	0.61	(6.95)	to	(6.95)
2020	234,610	17.70	to	17.70	4,152,958	—	to	—	7.65	to	7.65	(0.90)	to	(0.90)
2019	246,852	17.86	to	17.86	4,409,548	—	to	—	3.24	to	3.24	11.23	to	11.23

Putnam VT Large Cap Value Fund (Class IB)
2023	179,386	69.47	to	69.47	12,462,330	—	to	—	1.98	to	1.98	15.67	to	15.67
2022	176,928	60.06	to	60.06	10,626,807	—	to	—	1.40	to	1.40	(3.13)	to	(3.13)
2021	164,158	62.00	to	62.00	10,178,550	—	to	—	1.21	to	1.21	27.30	to	27.30
2020	177,038	48.71	to	48.71	8,622,816	—	to	—	1.68	to	1.68	5.80	to	5.80
2019	171,688	46.03	to	46.03	7,903,650	—	to	—	2.00	to	2.00	30.40	to	30.40

SA-127

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Global Asset Allocation Fund (Class IB)
2023	2,378	$27.30	to	$27.30	$64,924	—%	to	—%	1.51%	to	1.51%	17.48%	to	17.48%
2022	2,466	23.24	to	23.24	57,304	—	to	—	1.32	to	1.32	(16.03)	to	(16.03)
2021	2,545	27.67	to	27.67	70,430	—	to	—	0.59	to	0.59	13.95	to	13.95
2020	1,933	24.29	to	24.29	46,937	—	to	—	1.82	to	1.82	12.31	to	12.31
2019	1,968	21.62	to	21.62	42,565	—	to	—	1.39	to	1.39	17.13	to	17.13

Putnam VT Focused International Equity Fund (Class IB)
2023	13,843	39.27	to	39.27	543,608	—	to	—	0.28	to	0.28	19.25	to	19.25
2022	1,396	32.93	to	32.93	45,956	—	to	—	1.74	to	1.74	(18.19)	to	(18.19)
2021	1,403	40.26	to	40.26	56,488	—	to	—	0.75	to	0.75	12.58	to	12.58
2020	1,410	35.76	to	35.76	50,409	—	to	—	0.17	to	0.17	10.07	to	10.07
2019	1,415	32.49	to	32.49	45,984	—	to	—	—	to	—	26.60	to	26.60

Putnam VT High Yield Fund (Class IB)
2023	76,740	32.59	to	32.59	2,500,691	—	to	—	5.16	to	5.16	12.13	to	12.13
2022	72,786	29.06	to	29.06	2,115,157	—	to	—	5.21	to	5.21	(11.60)	to	(11.60)
2021	78,448	32.87	to	32.87	2,578,917	—	to	—	4.35	to	4.35	4.98	to	4.98
2020	54,564	31.32	to	31.32	1,708,745	—	to	—	5.51	to	5.51	5.21	to	5.21
2019	51,329	29.77	to	29.77	1,527,884	—	to	—	5.99	to	5.99	14.40	to	14.40

Putnam VT Income Fund (Class IB)
2023	52,873	19.59	to	19.59	1,035,975	—	to	—	5.80	to	5.80	4.70	to	4.70
2022	60,406	18.71	to	18.71	1,130,486	—	to	—	5.70	to	5.70	(13.81)	to	(13.81)
2021	65,330	21.71	to	21.71	1,418,558	—	to	—	1.72	to	1.72	(4.58)	to	(4.58)
2020	130,930	22.76	to	22.76	2,979,598	—	to	—	4.35	to	4.35	5.73	to	5.73
2019	115,549	21.52	to	21.52	2,487,068	—	to	—	3.13	to	3.13	11.89	to	11.89

Putnam VT International Equity Fund (Class IB)
2023	48,255	30.63	to	30.63	1,477,898	—	to	—	0.03	to	0.03	18.51	to	18.51
2022	57,385	25.84	to	25.84	1,483,064	—	to	—	1.53	to	1.53	(14.77)	to	(14.77)
2021	56,540	30.32	to	30.32	1,714,397	—	to	—	1.15	to	1.15	8.82	to	8.82
2020	57,001	27.86	to	27.86	1,588,288	—	to	—	1.57	to	1.57	12.10	to	12.10
2019	40,187	24.86	to	24.86	998,955	—	to	—	1.33	to	1.33	25.15	to	25.15

Putnam VT International Value Fund (Class IB)
2023	18,617	15.10	to	15.10	281,057	—	to	—	1.26	to	1.26	18.68	to	18.68
2022	16,040	12.72	to	12.72	204,038	—	to	—	1.56	to	1.56	(6.81)	to	(6.81)
2021	10,736	13.65	to	13.65	146,540	—	to	—	1.91	to	1.91	14.94	to	14.94
2020	14,693	11.88	to	11.88	174,494	—	to	—	2.42	to	2.42	3.94	to	3.94
2019	13,995	11.43	to	11.43	159,896	—	to	—	2.62	to	2.62	20.22	to	20.22

Putnam VT Core Equity Fund (Class IB)
2023	8,808	64.15	to	64.15	565,022	—	to	—	0.45	to	0.45	28.08	to	28.08
2022	8,710	50.08	to	50.08	436,210	—	to	—	1.19	to	1.19	(15.77)	to	(15.77)
2021	8,085	59.46	to	59.46	480,675	—	to	—	0.59	to	0.59	31.01	to	31.01
2020	2,710	45.38	to	45.38	122,969	—	to	—	1.00	to	1.00	17.33	to	17.33
2019	2,741	38.68	to	38.68	106,039	—	to	—	1.13	to	1.13	31.63	to	31.63

Putnam VT Sustainable Leaders Fund (Class IB)
2023	12,341	76.83	to	76.83	948,151	—	to	—	0.51	to	0.51	26.11	to	26.11
2022	12,555	60.93	to	60.93	764,938	—	to	—	0.54	to	0.54	(22.91)	to	(22.91)
2021	13,929	79.03	to	79.03	1,100,855	—	to	—	0.11	to	0.11	23.53	to	23.53
2020	8,640	63.98	to	63.98	552,734	—	to	—	0.40	to	0.40	28.74	to	28.74
2019	8,401	49.69	to	49.69	417,497	—	to	—	0.46	to	0.46	36.36	to	36.36

SA-128

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Large Cap Growth Fund (Class IB)
2023	124,544	$33.47	to	$33.47	$4,168,443	—%	to	—%	—%	to	—%	44.47%	to	44.47%
2022	96,505	23.17	to	23.17	2,235,672	—	to	—	—	to	—	(30.50)	to	(30.50)
2021	107,683	33.33	to	33.33	3,589,538	—	to	—	—	to	—	22.65	to	22.65
2020	122,704	27.18	to	27.18	3,334,777	—	to	—	0.03	to	0.03	38.71	to	38.71
2019	129,282	19.59	to	19.59	2,533,049	—	to	—	0.14	to	0.14	36.74	to	36.74

AB VPS Relative Value Portfolio (Class B) (available April 26, 2019)
2023	8,688	15.35	to	15.35	133,390	—	to	—	1.14	to	1.14	11.72	to	11.72
2022	3,861	13.74	to	13.74	53,058	—	to	—	1.08	to	1.08	(4.42)	to	(4.42)
2021	3,976	14.38	to	14.38	57,169	—	to	—	0.70	to	0.70	27.84	to	27.84
2020	2,666	11.25	to	11.25	29,985	—	to	—	1.30	to	1.30	2.47	to	2.47
2019	2,712	10.98	to	10.98	29,762	—	to	—	1.01	to	1.01	9.05	to	9.05

Invesco V.I. High Yield Fund (Series I)
2023	—	16.94	to	16.94	—	—	to	—	—	to	—	10.17	to	10.17
2022	—	15.37	to	15.37	—	—	to	—	—	to	—	(9.55)	to	(9.55)
2021	1,408	17.00	to	17.00	23,925	—	to	—	4.86	to	4.86	4.38	to	4.38
2020	1,358	16.28	to	16.28	22,109	—	to	—	11.70	to	11.70	3.32	to	3.32
2019	—	15.76	to	15.76	—	—	to	—	—	to	—	13.51	to	13.51

Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
2023	342,395	13.57	to	13.57	4,645,162	—	to	—	—	to	—	13.15	to	13.15
2022	355,280	11.99	to	11.99	4,259,759	—	to	—	—	to	—	(30.98)	to	(30.98)
2021	383,886	17.37	to	17.37	6,668,837	—	to	—	—	to	—	19.10	to	19.10
2020	414,321	14.59	to	14.59	6,043,327	—	to	—	—	to	—	48.27	to	48.27
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—

SA-129

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

(1)	Amount is less than 0.01%.

7.    Subsequent Events:

Management has evaluated events subsequent to December 31, 2023 and through April 22, 2024, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-130

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com INDEPENDENT AUDITOR'S REPORT To the Board of Directors of Talcott Resolution Life and Annuity Insurance Company Opinions We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”). Unmodified Opinion on Statutory-Basis of Accounting In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the years then ended. Basis for Opinions We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory- Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued. Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements. In performing an audit in accordance with GAAS, we: • Exercise professional judgment and maintain professional skepticism throughout the audit. • Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements. • Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed. • Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements. • • Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit. April 23, 2024

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2023 2022 Bonds $ 3,900,300,751 $ 4,138,348,506 Common and preferred stocks 17,140,552 41,343,111 Mortgage loans on real estate 791,529,037 994,929,174 Contract loans 86,752,510 88,064,702 Cash, cash equivalents and short-term investments 497,261,087 308,374,219 Derivatives 98,129,305 324,672,074 Other invested assets 703,703,713 741,703,744 Total cash and invested assets 6,094,816,955 6,637,435,530 Investment income due and accrued 45,609,260 50,857,847 Amounts recoverable for reinsurance 85,525,728 61,453,139 Federal income tax recoverable 2,036,674 6,228,345 Net deferred tax asset 55,790,000 50,724,082 Other assets 35,090,464 43,578,817 Separate Account assets 23,305,545,372 22,177,651,722 Total admitted assets $ 29,624,414,453 $ 29,027,929,482 Liabilities Aggregate reserves for future benefits $ 4,438,635,186 $ 4,665,137,323 Liability for deposit-type contracts 156,535,550 169,982,853 Policy and contract claim liabilities 23,873,312 18,096,785 Asset valuation reserve 138,843,958 150,405,868 Interest maintenance reserve 40,472,783 44,552,487 Payables to parent, subsidiaries and affiliates 15,010,012 — Accrued expense allowances and amounts due from Separate Accounts (32,724,256) (29,215,545) Derivatives 30,077,135 82,797,458 Collateral on derivatives 1,217,000 67,775,933 Payable for repurchase agreements 99,275,837 117,625,113 Payable for securities 239,844,743 382,568,267 Other liabilities 280,868,262 286,032,802 Separate Account liabilities 23,305,545,372 22,177,651,722 Total liabilities $ 28,737,474,894 $ 28,079,300,311 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds 135,822,092 152,270,975 Gross paid-in and contributed surplus 85,431,561 85,431,561 Unassigned surplus 663,185,906 708,426,635 Total capital and surplus 886,939,559 948,629,171 Total liabilities and capital and surplus $ 29,624,414,453 $ 29,027,929,482 See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2023 2022 2021 Premiums and annuity considerations $ 74,015,374 $ 53,657,635 $ (13,324,595,621) Net investment income 274,931,065 264,978,097 408,082,476 Commissions and expense allowances on reinsurance ceded 110,570,839 122,225,247 39,512,222 Reserve adjustments on reinsurance ceded (1,389,948,223) (1,774,178,634) 12,877,758,325 Fee income 501,612,185 532,738,067 608,547,614 Other revenues 2,424,209 3,512,061 9,315,635 Total revenues (426,394,551) (797,067,527) 618,620,651 Benefits and expenses Death and annuity benefits 209,818,126 225,544,078 327,677,837 Disability and other benefits 1,409,180 1,496,188 1,606,730 Surrenders and other fund withdrawals 1,206,573,608 1,117,014,637 2,758,605,951 Commissions and expense allowances 110,130,356 118,867,688 147,142,508 Decrease in aggregate reserves for life and accident and health policies (226,502,136) (135,623,991) (34,516,791) General insurance expenses 86,779,049 83,024,619 102,920,029 Net transfers from Separate Accounts (2,144,561,129) (2,126,951,518) (2,813,979,291) Modified coinsurance adjustment on reinsurance assumed (129,276,050) (106,703,339) (142,346,945) IMR adjustment on reinsurance ceded 957,014 (20,735,675) (104,364,668) Other expenses 10,373,178 9,082,975 9,698,947 Total benefits and expenses (874,298,804) (834,984,338) 252,444,307 Net gain from operations before federal income tax benefit 447,904,253 37,916,811 337,428,399 Federal income tax expense (benefit) 19,898,443 (24,113,001) (65,215,649) Net gain from operations 428,005,810 62,029,812 402,644,048 Net realized capital losses, after tax (411,793,622) (64,448,103) (355,549,269) Net income (loss) $16,212,188 $(2,418,291) $47,094,779 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2023 2022 2021 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning and end of year 85,431,561 85,431,561 85,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 152,270,975 175,960,103 199,649,231 Amortization, decreases of gain on inforce reinsurance (16,448,883) (23,689,128) (23,689,128) Balance, end of year 135,822,092 152,270,975 175,960,103 Unassigned funds Balance, beginning of year 708,426,635 508,552,534 334,109,048 Net income (loss) 16,212,188 (2,418,291) 134,611,056 Change in net unrealized capital gains (losses) on investments, net of tax 28,927,296 178,330,164 63,027,827 Change in net unrealized foreign exchange capital gains (losses) (966,839) (66,229) 74,876 Change in net deferred income tax 32,720,836 (29,476,801) (8,023,900) Change in reserve on account of change in valuation basis decrease — 29,658,787 — Change in asset valuation reserve 11,561,910 (7,952,711) (7,759,456) Change in nonadmitted assets (38,896,120) 31,799,182 (7,486,917) Dividends to stockholder (94,800,000) — — Balance, end of year 663,185,906 708,426,635 508,552,534 Capital and surplus Balance, end of year $ 886,939,559 $ 948,629,171 $ 772,444,198 See notes to financial statements. 6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CASH FLOWS (STATUTORY-BASIS) Operating activities For the years ended December 31, 2023 2022 2021 Premiums and annuity considerations $ 44,441,167 $ 69,239,339 $ 146,190,683 Net investment income 284,481,875 277,363,687 431,210,702 Reserve adjustments on reinsurance (1,396,429,938) (1,774,178,634) (477,668,735) Miscellaneous income 596,191,264 624,065,016 624,769,152 Total income (471,315,632) (803,510,592) 724,501,802 Benefits paid 1,436,126,796 1,355,290,002 3,100,030,507 Federal income tax recovered (paid) 27,895,132 (32,346,128) (66,707,900) Net transfers from Separate Accounts (2,141,052,418) (2,132,913,293) (2,819,180,559) Other expenses 151,593,092 147,741,656 190,060,371 Total benefits and expenses (525,437,398) (662,227,763) 404,202,419 Net cash (used for) provided by operating activities 54,121,766 (141,282,829) 320,299,383 Investing activities Proceeds from investments sold, matured or repaid Bonds 371,905,191 1,487,473,862 1,397,586,532 Common and preferred stocks 1,361,746 1,027,964 7,838,285 Mortgage loans 269,464,752 94,776,584 144,650,434 Derivatives and other 166,062,944 101,806,791 494,141,313 Total investment proceeds 808,794,633 1,685,085,201 2,044,216,564 Cost of investments acquired Bonds 118,736,760 955,896,139 1,438,251,127 Common and preferred stocks 1,368,839 2,485,870 30,216,379 Mortgage loans 70,086,833 279,402,635 187,868,518 Derivatives and other 417,047,643 205,246,216 782,188,617 Total investments acquired 607,240,075 1,443,030,860 2,438,524,641 Net decrease in contract loans (1,312,192) (3,267,743) (3,709,863) Net cash provided by (used for) investing activities 202,866,750 245,322,084 (390,598,214) Financing and miscellaneous activities Return of paid-in surplus — — — Dividends to stockholder (94,800,000) — — Other cash (used) provided 26,698,352 (19,140,219) 3,923,187 Net cash (used for) provided by financing and miscellaneous activities (68,101,648) (19,140,219) 3,923,187 Net increase (decrease) in cash, cash equivalents and short-term investments 188,886,868 84,899,036 (66,375,644) Cash, cash equivalents and short-term investments, beginning of year 308,374,219 223,475,184 289,850,828 Cash, cash equivalents and short-term investments, end of year $ 497,261,087 $ 308,374,220 $ 223,475,184 Note: Supplemental disclosures of cash flow information for non-cash transactions: Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets (47,551,763) (65,993,960) (47,978,871) Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets (47,551,763) (65,993,960) (47,978,871) Non-cash reserve adjustments on reinsurance ceded — — (13,355,427,060) Non-cash ceded premiums for reinsurance (957,014) 20,735,675 13,467,654,534 Non-cash transfer of funds witheld for unauthorized reinsurance 7,438,729 (13,148,500) (102,388,675) Non-cash transfer of IMR liability for reinsurance 957,014 20,735,675 (104,364,668) Non-cash IMR adjustment on reinsurance ceded (957,014) (20,735,675) 104,364,668 Non-cash transfer of other balances for reinsurance — — (9,838,799) Non-cash transfer of reserves for assumption reinsurance (6,481,715) (7,587,175) — See notes to financial statements. 7

1. Organization and Description of Business Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd. The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance. 2. Summary of Significant Accounting Policies Basis of Presentation The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department (the "Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut. A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event. A reconciliation of the Company’s net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31: SSAP # F/S Page 2023 2022 2021 Net (loss) income 1. TLA state basis $ 16,212,188 $ (2,418,291) $ 134,611,056 2. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61R 4 (15,876,410) 7,516,210 (16,926,181) (15,876,410) 7,516,210 (16,926,181) 3. State permitted practices that change NAIC SAP — — — 4. Net SAP (1-2-3=4) 61R 4 $ 32,088,598 $ (9,934,501) $ 151,537,237 Surplus 5. TLA state basis $ 886,939,559 $ 948,629,171 $ 772,444,198 6. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61R 5 18,386,767 34,263,177 26,746,967 18,386,767 34,263,177 26,746,967 7. State permitted practices that change NAIC SAP — — — 8. NAIC SAP (5-6-7=8) 61R 5 $ 868,552,792 $ 914,365,994 $ 745,697,231 The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company. The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 8

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered market risk benefits and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses: 7. for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 9

9. the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income; 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 8.75% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience. For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve. Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality. As of December 31, 2023 and 2022, the Company had $23,519,091 and $25,950,347, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2023 and 2022 totaled $60,420 and $63,152 respectively, also subject to 100% reinsurance to Prudential. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 10

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations. An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2023 is presented below: A. INDIVIDUAL ANNUITIES Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a. With market value adjustment $ 2,691,615 $ — $ — $ 2,691,615 0.01 % b. At book value less current surrender charge of 5% or more 1,856,806 — — 1,856,806 0.01 % c. At fair value — — 17,734,225,853 17,734,225,853 77.78 % d. Total with market value adjustment or at fair value (total of 1 through 3) 4,548,421 — 17,734,225,853 17,738,774,274 77.80 % e. At book value without adjustment (minimal or no charge or adjustment) 1,252,102,862 — — 1,252,102,862 5.49% 2. Not subject to discretionary withdrawal 3,593,265,403 — 215,448,869 3,808,714,272 16.71% 3. Total (gross: direct + assumed) 4,849,916,686 — 17,949,674,722 22,799,591,408 100.00% 4. Reinsurance ceded 1,052,092,910 — — 1,052,092,910 5. Total (net) $ 3,797,823,776 $ — $ 17,949,674,722 $ 21,747,498,498 6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date: $ 928,403 $ — $ — $ 928,403 B. GROUP ANNUITIES Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a.. With market value adjustment $ — $ — $ — $ — 0.00 % b.. At book value less current surrender charge of 5% or more 478 — — 478 0.03 % c. At fair value — — 1,503,681 1,503,681 84.65 % d. Total with market value adjustment or at fair value (total of 1 through 3) 478 — 1,503,681 1,504,159 84.68 % e. At book value without adjustment (minimal or no charge or adjustment) 272,108 — — 272,108 15.32% 2. Not subject to discretionary withdrawal — — — — 0.00% 3. Total (gross: direct + assumed) 272,586 — 1,503,681 1,776,267 100.00% 4. Reinsurance ceded — — — — 5. Total (net) $ 272,586 $ — $ 1,503,681 $ 1,776,267 6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date: $ 239 $ — $ — $ 239 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 11

C. DEPOSIT-TYPE CONTRACTS Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a.. With market value adjustment $ — $ — $ — $ — 0.00 % b.. At book value less current surrender charge of 5% or more — — — — 0.00 % c. At fair value — — — — 0.00 % d. Total with market value adjustment or at fair value (total of 1 through 3) — — — — 0.00 % e. At book value without adjustment (minimal or no charge or adjustment) 13,002,365 — — 13,002,365 1.77% 2. Not subject to discretionary withdrawal 720,855,752 — — 720,855,752 98.23% 3. Total (gross: direct + assumed) 733,858,117 — — 733,858,117 100.00% 4. Reinsurance ceded 577,322,569 — — 577,322,569 5. Total (net) $ 156,535,548 $ — $ — $ 156,535,548 6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date: $ — $ — $ — $ — Reconciliation of total annuity actuarial reserves and deposit fund liabilities: F. Life and Accident & Health Annual Statement: 1. Exhibit 5, Annuities Section, Total (net) $ 3,792,045,531 2. Exhibit 5, Supplementary Contract Section, Total (net) 6,050,831 3. Exhibit 7, Deposit-Type Contracts Section, Total (net) 156,535,548 4. Subtotal 3,954,631,910 Separate Account Annual Statement: — 5. Exhibit 3, Annuities Section, Total (net) 17,951,178,403 6. Exhibit 3, Supplemental Contract Section, Total (net) — 7. Policyholder dividend and coupon accumulations — 8. Policyholder premiums — 9. Guaranteed interest contracts — 10. Exhibit 4, Deposit-Type Contracts Section, Total (net) — 11. Subtotal 17,951,178,403 12. Combined total $ 21,905,810,313 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 12

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2023 is presented below: A. General Account Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ 82,325,835 $ 82,505,255 $ 977,636,450 b. Universal Life 822,018,858 819,322,897 873,857,417 c. Universal Life with Secondary Guarantees 3,517,092,314 3,100,062,995 10,942,046,833 d. Indexed Universal Life 431,561,384 410,405,471 486,367,886 e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — 2,828,796 3,404,916 h. Variable Life — — — i. Variable Universal Life 508,662,613 507,249,244 634,966,757 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX 84,950,163 b. Accidental Death Benefits XXX XXX 58,433 c. Disability - Active Lives XXX XXX 630,342 d. Disability - Disabled Lives XXX XXX 43,823,217 e. Miscellaneous Reserves XXX XXX 373,794,101 3. Total (gross: direct + assumed) 5,361,661,004 4,922,374,658 14,421,536,515 4. Reinsurance Ceded 4,806,789,307 4,364,988,437 13,823,886,770 5. Total (net) (3) - (4) $ 554,871,697 $ 557,386,221 $ 597,649,745 B. Separate Account with Guarantees Not applicable. C. Separate Account Nonguaranteed Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ — $ — $ — b. Universal Life — — — c. Universal Life with Secondary Guarantees — — — d. Indexed Universal Life — — — e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — — — h. Variable Life — — — i. Variable Universal Life 5,302,909,204 5,302,909,204 5,302,909,204 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX — b. Accidental Death Benefits XXX XXX — c. Disability - Active Lives XXX XXX — d. Disability - Disabled Lives XXX XXX — e. Miscellaneous Reserves XXX XXX — 3. Total (gross: direct + assumed) 5,302,909,204 5,302,909,204 5,302,909,204 4. Reinsurance Ceded — — — 5. Total (net) (3) - (4) $ 5,302,909,204 $ 5,302,909,204 $ 5,302,909,204 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 13

Reconciliation of total life actuarial reserves and deposit fund liabilities: D. Life and Accident & Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 589,076,064 2. Exhibit 5, Accidental Death Benefits Section, Total (net) 58,433 3. Exhibit 5, Disability - Active Lives Section, Total (net) 459,893 4. Exhibit 5, Disability - Disabled Lives Section, Total (net) 3,814,113 5. Exhibit 5, Miscellaneous Reserves Section, Total (net) 4,241,242 6. Subtotal 597,649,745 Separate Account Annual Statement: 7. Exhibit 3, Line 0199999, Column 2 5,302,909,204 8. Exhibit 3, Line 0499999, Column 2 — 9. Exhibit 3, Line 0599999, Column 2 — 10. Subtotal (Lines (7) through (9)) 5,302,909,204 11. Combined Total ((6) and (10)) $ 5,900,558,949 Investments Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $1,500 and $0 excluded from surplus at December 31, 2023 and 2022. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 14

result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $138,843,958 and $150,405,868 as of December 31, 2023 and 2022, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2023 and 2022 were $40,472,783 and $44,552,487, respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2023, 2022 and 2021 were ($3,207,953), $35,423,578 and $44,948,213, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2023, 2022 and 2021 was $1,828,765, $3,374,714 and $8,778,483, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released (gains) / losses from the reserve of ($957,014) and $20,735,676 as of December 31, 2023 and 2022, respectively, as a result of reinsurance, see Note 6. The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $1,351,669, $232,434, and $100,788 for the years ended December 31, 2023, 2022 and 2021, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2023, 2022, and 2021. See additional information on OTTI in Section J of Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 15

accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2023, 2022 and 2021, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively. For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards Accounting Changes In 2022, the Company changed the statutory reserve basis for lifetime withdrawal benefits for variable annuities where the underlying account value is $0 to the Commissioners Annuity Reserve Valuation Method using the principle-based approach per Section 21 of the Valuation Manual. In 2021, the Commissioners Annuity Reserve Valuation Method using statutory valuation interest rates and mortality tables was used. As of January 1, 2022, the impact of this change is to decrease statutory reserves by approximately $30 million. Recently Issued Accounting Standards In 2023, the NAIC modified SSAP No. 34 – Investment Income Due and Accrued to require additional disclosures to capture gross, non-admitted and admitted amounts of accrued interest income and to separately identify the cumulative amount of paid- in-kind interest income included in the current principal balance. The guidance is effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company. In 2023, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to add collateralized loan obligations (CLO) to the financial modeling guidance and clarify CLOs are not captured as legacy securities. This guidance is effective December 31, 2023 and will eventually result in CLOs no longer being eligible to use credit rating provider ratings to determine NAIC designation. The Company adopted this guidance in 2023, but effects of the guidance will not have an impact until CLO modeling methodology is implemented by the Securities Valuation Office. In 2023, the NAIC modified several statutory statements to ensure consistency in the reporting of residual interests, irrespective of legal form. The changes incorporate the 2022 principles-based definition of residual interests, which are characterized as investments in structures backed by a discrete pool of collateral assets, where cash flows first provide principal and interest payments to debt holders, with remaining funds provided to holders of residual interests. The changes modify the following statutory statements: SSAP No. 30 – Revised Common Stock, SSAP No. 32 – Revised Preferred Stock, SSAP 43 – Revised TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 16

Loan-Backed and Structured Securities, and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies. All changes are effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company. In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporate a principles-based definition which categories bonds as either issuer credit obligations or asset-backed securities. The changes primarily modify the following statutory statements: SSAP No. 26R – Bonds and SSAP No. 43R – Loan-Backed and Structured Securities, and in conjunction with the changes modify the title of SSAP No. 43R to Asset-Backed Securities. All changes will be effective January 1, 2025. The Company is currently evaluating the impact of the changes. The Inflation Reduction Act of 2022 introduced a 15% Corporate Alternative Minimum Tax (“CAMT”) among other tax provisions. The provisions had an effective date beginning after December 31, 2022. Generally, the CAMT imposes a minimum tax on the adjusted financial statement income ("AFSI") of certain corporations (determined on an affiliated group basis) with average annual AFSI over a three-year period in excess of $1 billion ("applicable corporations"). The Company and its affiliated group have determined that the Company is a nonapplicable entity for 2023. In 2022, the NAIC clarified the identification and reporting requirements of affiliate transactions within SSAP No. 25 - Affiliated and Other Related Parties and SSAP No. 43 - Revised Loan-Backed and Structured Securities and incorporated new reporting codes for affiliate transactions in the investment schedules of the annual statement blank. The new reporting requirements are intended to identify investments acquired through, or in, related parties, regardless of whether they meet the definition of an affiliate. The Company adopted this guidance in 2022, however, it is not material to the Company. 3. Investments A. Components of Net Investment Income For the years ended December 31, 2023 2022 2021 Interest income from bonds and short-term investments $ 217,743,428 $ 197,643,122 $ 204,348,305 Dividends from common and preferred stocks 244,909 1,368,815 1,072,120 Interest income from contract loans 16,073 15,218 18,830 Interest income from mortgage loans on real estate 38,351,807 36,239,548 32,482,103 Interest and dividends from other investments 24,128,880 38,399,308 179,577,541 Gross investment income 280,485,097 273,666,011 417,498,899 Less: Investment expenses 5,554,032 8,687,914 9,416,423 Net investment income $ 274,931,065 $ 264,978,097 $ 408,082,476 B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments As of December 31, 2023 2022 2021 Gross unrealized capital gains $ 55,090,753 $ 34,340,702 $ 639,251,334 Gross unrealized capital losses (346,996,508) (445,990,597) (20,594,504) Net unrealized capital (losses) gains (291,905,755) (411,649,895) 618,656,830 Balance, beginning of year (411,649,895) 618,656,830 871,062,591 Change in net unrealized capital (losses) gains on bonds and short-term investments $ 119,744,140 $ (1,030,306,725) $ (252,405,761) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 17

C. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks As of December 31, 2023 2022 2021 Gross unrealized capital gains $ 1,123,927 $ 719,442 $ 2,389,192 Gross unrealized capital losses (233,112) (5,185,629) (859,129) Net unrealized capital gains (losses) 890,815 (4,466,187) 1,530,063 Balance, beginning of year (4,466,187) 1,530,063 873,735 Change in net unrealized capital gains (losses) on common and preferred stocks $ 5,357,002 $ (5,996,250) $ 656,328 D. Components of Net Realized Capital Losses For the years ended December 31, 2023 2022 2021 Bonds and short-term investments $ (9,560,845) $ 46,770,390 $ 57,132,912 Common stocks - unaffiliated 167,016 761,126 (432,016) Mortgage loans on real estate (7,828,471) (703) 72,556 Derivatives (440,250,241) (68,649,340) (253,796,348) Other invested assets 54,659,326 (630,974) (3,625,325) Net realized capital losses (402,813,215) (21,749,501) (200,648,221) Capital loss tax expense 12,188,360 7,275,024 13,735,771 Net realized capital losses, after tax (415,001,575) (29,024,525) (214,383,992) Less: Amounts transferred to IMR (3,207,953) 35,423,578 44,948,213 Net realized capital losses, after tax $ (411,793,622) $ (64,448,103) $ (259,332,205) The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls): For the years ended December 31, 2023 2022 2021 Bonds and short-term investments Sale proceeds $ 3,652,187,797 $ 3,596,298,320 $ 3,003,178,211 Gross realized capital gains on sales 3,257,654 79,525,009 61,482,074 Gross realized capital losses on sales (9,657,467) (32,321,058) (3,902,409) Unaffiliated common and preferred stock Sale proceeds 25,987,746 1,027,964 7,838,285 Gross realized capital gains on sales 167,016 — 18,805 Gross realized capital losses on sales — — (1,068,769) Additionally, for the years ended December 31, 2023, 2022 and 2021, there was $269,680, $2,819,889 and $15,589,499 of investment income generated on 9, 24 and 36 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 18

E. Investments - Derivative Instruments Overview The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange- traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department. Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value. Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer. Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash. Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash. Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date. Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts. The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 19

Strategies The notional value, fair value, and carrying value of derivative instruments used during the years 2023 and 2022 are disclosed in the table presented below. During the years 2023 and 2022, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2023 and 2022, the average fair values for derivatives held for other investment and/or risk management activities were $114,493,038 and $175,742,877, respectively. The Company did not have any unrealized gains or losses during 2023 and 2022 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. (Amounts in thousands) As of December 31, 2023 As of December 31, 2022 Derivative type by strategy Notional Value Fair Value Carrying Value Notional Value Fair Value Carrying Value Cash flow hedges Interest rate swaps $ 125,000 $ (14,489) $ (24) $ 125,000 $ (17,075) $ — Foreign currency swaps 23,959 1,135 177 24,232 2,418 1,134 Replication transactions Interest rate swaps 200,000 (36,893) 66 200,000 (37,477) — Credit default swaps 250,000 4,858 3,460 250,000 1,992 272 Other investment and/or Risk Management activities Interest rate swaps - offsetting — — — 132,000 (140) (140) Macro hedge program 2,138,928 64,349 64,349 9,914,924 240,609 240,609 Total $ 2,737,887 $ 18,960 $ 68,028 $ 10,646,156 $ 190,327 $ 241,875 Cash Flow Hedges Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates. Replication Transactions Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions. Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 20

Other Investment and/or Risk Management Activities The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities. (Amounts in thousands) Realized Gains (Losses) By strategy For the year ended December 31, 2023 For the year ended December 31, 2022 For the year ended December 31, 2021 Credit default swaps $ 4,286 $ — $ — Foreign currency swaps and forwards (23) — — Interest rate swaps and swaptions 176 — (17) Macro hedge program (444,681) (66,849) (254,324) Total $ (440,242) $ (66,849) $ (254,341) Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non- reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products. Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract. Credit Risk Assumed through Credit Derivatives The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 21

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2023 and 2022, respectively: December 31, 2023 (Amounts in thousands) Underlying Referenced Credit Obligation(s) Credit Derivative type by derivative risk exposure Notional Amount [2] Fair Value Carrying Value Weighted Average Years to Maturity Type Average Credit Rating [1] Offsetting Notional Amount [3] Offsetting Fair Value [3] Offsetting Carrying Value [3] Basket credit default swaps [4] Investment grade risk exposure $ 250,000 $ 4,858 $ 3,460 5 years Corporate Credit BBB+ $ — $ — $ — Total $ 250,000 $ 4,858 $ 3,460 $ — $ — $ — December 31, 2022 (Amounts in thousands) Underlying Referenced Credit Obligation(s) Credit Derivative type by derivative risk exposure Notional Amount [2] Fair Value Carrying Value Weighted Average Years to Maturity Type Average Credit Rating [1] Offsetting Notional Amount [3] Offsetting Fair Value [3] Offsetting Carrying Value [3] Basket credit default swaps [4] Investment grade risk exposure $ 250,000 $ 1,992 $ 272 5 years Corporate Credit BBB+ $ — $ — $ — Total $ 250,000 $ 1,992 $ 272 $ — $ — $ — [1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used. [2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses. [3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap. [4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Credit Risk The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 22

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty. For the years ended December 31, 2023, 2022, and 2021, the Company had no losses on derivative instruments due to counterparty nonperformance. F. Concentration of Credit Risk The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2023, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus. As of December 31, 2022, the Company had a significant concentration of credit risk, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus in one residential mortgage loan trust. The carrying value, gross unrealized gain, and estimated fair value of this investment were $99,199,445, $1,020,555, and $100,220,000, respectively, as of December 31, 2022. Further, the Company closely monitors this concentration of credit risk and the potential impact on capital and surplus should the issuer fail to perform according to the contractual terms of the investment. G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks Gross Gross Estimated Bonds, Cash Equivalents and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2023 Value Gains Losses Value U.S. government and government agencies and authorities Guaranteed and sponsored - excluding asset-backed $ 513,446,656 $ — $ (140,449,618) $ 372,997,038 Guaranteed and sponsored - asset-backed 92,027,637 1,472,889 (7,217,824) 86,282,702 States, municipalities and political subdivisions 132,317,815 2,166,838 (7,556,420) 126,928,233 International governments 76,658,371 170,171 (3,169,483) 73,659,059 All other corporate - excluding asset-backed 2,129,483,759 47,706,176 (120,850,850) 2,056,339,085 All other corporate - asset-backed 849,782,364 2,670,194 (57,750,363) 794,702,195 Hybrid securities 106,584,149 904,485 (10,001,950) 97,486,684 Cash equivalents and short-term investments 419,274,329 — — 419,274,329 Total bonds, cash equivalents and short-term investments $ 4,319,575,080 $ 55,090,753 $ (346,996,508) $ 4,027,669,325 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2023 Cost Gains Losses Value Common stocks - unaffiliated $ 8,949,512 $ 407,537 $ (233,112) $ 9,123,937 Common stocks - affiliated 7,300,225 716,390 — 8,016,615 Total common stocks $ 16,249,737 $ 1,123,927 $ (233,112) $ 17,140,552 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 23

Gross Gross Estimated Bonds, Cash Equivalents and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2022 Value Gains Losses Value U.S. government and government agencies and authorities: Guaranteed and sponsored - excluding asset-backed $ 498,927,624 $ — $ (136,467,050) $ 362,460,574 Guaranteed and sponsored - asset-backed 89,141,017 814,903 (6,110,435) 83,845,485 States, municipalities and political subdivisions 195,228,269 1,820,768 (17,065,179) 179,983,858 International governments 81,178,121 101,999 (4,703,803) 76,576,317 All other corporate - excluding asset-backed 2,235,394,468 30,598,214 (184,304,616) 2,081,688,066 All other corporate - asset-backed 968,922,014 983,769 (90,447,886) 879,457,897 Hybrid securities 69,556,994 — (6,872,593) 62,684,401 Cash equivalents and short-term investments 299,200,866 21,050 (19,036) 299,202,880 Total bonds, cash equivalents and short-term investments $ 4,437,549,373 $ 34,340,703 $ (445,990,598) $ 4,025,899,478 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2022 Cost Gains Losses Value Common stocks - unaffiliated $ 9,497,997 $ 361,778 $ (722,344) $ 9,137,431 Common stocks - affiliated 7,300,225 357,664 — 7,657,889 Total common stocks $ 16,798,222 $ 719,442 $ (722,344) $ 16,795,320 Gross Gross Estimated Preferred Stocks Statement Unrealized Unrealized Fair As of December 31, 2022 Value Gains Losses Value Preferred stocks - unaffiliated $ 29,089,285 $ — $ (4,463,285) $ 24,626,000 Total preferred stocks $ 29,089,285 $ — $ (4,463,285) $ 24,626,000 The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2023 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates. Statement Estimated Maturity Value Fair Value Due in one year or less $ 476,780,792 $ 476,039,556 Due after one year through five years 646,193,696 631,177,845 Due after five years through ten years 570,024,432 559,216,376 Due after ten years 2,626,576,160 2,361,235,554 Total $ 4,319,575,080 $ 4,027,669,331 At December 31, 2023 and 2022, securities with a statement value of $4,622,170 and $4,326,584 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 24

H. Mortgage Loans on Real Estate The Company had a maximum and minimum lending rate of 9.95% and 3.76% for loans during 2023 and had a maximum and minimum lending rate of 8.82% and 2.59% for loans during 2022. During 2023 and 2022, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2023 and 2022, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 64.20% and 71.54%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2023 and 2022, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2023 and 2022, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial. I. Restructured Debt in which the Company is a Creditor The Company had one restructured commercial mortgage loan during the year ended December 31, 2023. The loan had an extension on the maturity date and no loss was incurred. The Company had no recorded investments in restructured debt, as of December 31, 2022. J. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $586,972, $1,130,581, and $3,453,536 for the years ended December 31, 2023, 2022, and 2021, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC).The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment. K. Repurchase Agreements and Other Collateral Transactions From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023, the fair value and amortized cost of the US. government securities transferred were $63,873,223 and $82,545,748 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $99,275,838 with a contractual maturity less than one year as of December 31, 2023. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $99,275,838 with a maturity date less than 360 as of December 31, 2023. As of December 31, 2022, the fair value and amortized cost of the US. government securities transferred were $157,666,368 and $235,516,633 respectively, with maturities greater than 3 years and cash collateral transferred of $104,826,114. The corresponding liability to repurchase was $117,625,113 with a contractual maturity less than one year as of December 31, 2022. The securities acquired from the use of the collateral in connection with the TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 25

repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $117,625,113 with a maturity date less than 360 as of December 31, 2022. The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2023 and 2022, was $0, as the Company did not participate in reverse repurchase agreements during 2023 and 2022. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2023 and 2022, securities pledged of $148,657,585 and $208,837,950, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $49,062,260 and $104,826,114, respectively, as of December 31, 2023 and 2022, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023 and 2022, the Company accepted cash collateral associated with derivative instruments with a statement value of $1,217,000 and $67,775,933, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2023 and 2022 of $995,790 and $28,802,725, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2023 and 2022, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2023 and 2022, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. l. Security Unrealized Loss Aging The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2023 and 2022. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 26

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2023 and 2022: December 31, 2023 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ 116,814 $ 100,115 $ (16,699) $ 396,632 $ 272,882 $ (123,750) $ 513,446 $ 372,997 $ (140,449) Guaranteed & sponsored - asset-backed 2,412 2,390 (22) 52,173 44,977 (7,196) 54,585 47,367 (7,218) States, municipalities & political subdivisions 18,139 15,898 (2,241) 45,259 39,943 (5,316) 63,398 55,841 (7,557) International governments 2,479 2,465 (14) 70,847 67,691 (3,156) 73,326 70,156 (3,170) All other corporate - excluding asset-backed 310,781 283,923 (26,858) 1,080,872 986,879 (93,993) 1,391,653 1,270,802 (120,851) All other corporate - asset-backed 94,503 87,521 (6,982) 550,847 500,079 (50,768) 645,350 587,600 (57,750) Hybrid securities — — — 84,429 74,427 (10,002) 84,429 74,427 (10,002) Short-term investments — — — — — — — — — Total fixed maturities 545,128 492,312 (52,816) 2,281,059 1,986,878 (294,181) 2,826,187 2,479,190 (346,997) Common stock-unaffiliated 6 6 — 1,372 1,139 (233) 1,378 1,145 (233) Total stocks 6 6 — 1,372 1,139 (233) 1,378 1,145 (233) Total securities $ 545,134 $ 492,318 $ (52,816) $ 2,282,431 $ 1,988,017 $ (294,414) $ 2,827,565 $ 2,480,335 $ (347,230) December 31, 2022 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ 397,195 $ 305,415 $ (91,780) $ 101,732 $ 57,045 $ (44,687) $ 498,927 $ 362,460 $ (136,467) Guaranteed & sponsored - asset-backed 56,073 52,554 (3,519) 16,014 13,423 (2,591) 72,087 65,977 (6,110) States, municipalities & political subdivisions 131,812 115,401 (16,411) 4,322 3,667 (655) 136,134 119,068 (17,066) International governments 77,740 73,139 (4,601) 1,315 1,212 (103) 79,055 74,351 (4,704) All other corporate - excluding asset-backed 1,555,891 1,400,797 (155,094) 239,447 210,236 (29,211) 1,795,338 1,611,033 (184,305) All other corporate - asset-backed 613,135 565,198 (47,937) 337,033 294,522 (42,511) 950,168 859,720 (90,448) Hybrid securities 29,031 28,274 (757) 40,526 34,411 (6,115) 69,557 62,685 (6,872) Short-term investments 88,909 88,890 (19) — — — 88,909 88,890 (19) Total fixed maturities 2,949,786 2,629,668 (320,118) 740,389 614,516 (125,873) 3,690,175 3,244,184 (445,991) Common stock-unaffiliated — — — 722 — (722) 722 — (722) Preferred stock - unaffiliated 29,089 24,626 (4,463) — — — 29,089 24,626 (4,463) Total stocks 29,089 24,626 (4,463) 722 — (722) 29,811 24,626 (5,185) Total securities $ 2,978,875 $ 2,654,294 $ (324,581) $ 741,111 $ 614,516 $ (126,595) $ 3,719,986 $ 3,268,810 $ (451,176) As of December 31, 2023, fixed maturities, comprised of 1,061 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, 90% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2023 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. Most of the securities depressed for twelve months or more primarily related to US. government agency securities, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and corporate securities concentrated in the technology & communications sector, which were depressed primarily due to an increase in interest rates TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 27

and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. As of December 31, 2022, fixed maturities, comprised of 876 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, 92% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2022 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. M. Loan-backed and Structured Securities OTTI For the years ended December 31, 2023, 2022 and 2021, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. N. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2023 and 2022. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company utilizes the services of third-party investment managers, including Hartford Investment Management Company (“HIMCO”) and Sixth Street Insurance Solutions, L.P., that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3): Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 28

determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers. The following table presents assets and (liabilities) carried at fair value by hierarchy level: As of December 31, 2023 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Common stocks - unaffiliated $ 5,681 $ — $ 3,443 $ — 9,124 Cash equivalents 357,261 — — — 357,261 Total bonds and stocks 362,942 — 3,443 — 366,385 Derivative assets Macro hedge program — — 94,133 — 94,133 Total derivative assets — — 94,133 — 94,133 Separate Account assets [1] 23,294,728 — — — 23,294,728 Total assets accounted for at fair value $ 23,657,670 $ — $ 97,576 $ — $ 23,755,246 b. Liabilities accounted for at fair value Derivative liabilities Macro hedge program $ — $ (29,784) $ — $ — $ (29,784) Total liabilities accounted for at fair value $ — $ (29,784) $ — $ — $ (29,784) [1] Excludes approximately $(11) million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 29

As of December 31, 2022 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Common stocks - unaffiliated $ 5,594 $ — $ 3,443 $ — $ 9,037 Preferred stocks - unaffiliated — 24,626 — — 24,626 Cash equivalents 184,334 — — — 184,334 Total bonds and stocks 189,928 24,626 3,443 — 217,997 Derivative assets Interest rate derivatives — 1,831 — — 1,831 Macro hedge program — 38,845 282,590 — 321,435 Total derivative assets — 40,676 282,590 323,266 Separate Account assets [1] 22,171,530 — — — $ 22,171,530 Total assets accounted for at fair value $ 22,361,458 $ 65,302 $ 286,033 $ — $ 22,712,793 b. Liabilities accounted for at fair value Derivative liabilities Interest rate derivatives $ — $ (1,972) $ — $ — $ (1,972) Macro hedge program — (49,316) (31,509) — (80,825) Total liabilities accounted for at fair value $ — $ (51,288) $ (31,509) $ (82,797) [1] Excludes approximately $7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.) Valuation Techniques, Procedures and Controls The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables. The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. In addition, the IVC is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 30

Bonds and Stocks The fair values of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment managers. The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 31

Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market. Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies. Interest rate derivatives - Primary input is the swap yield curve. Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non- broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 32

measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits. Separate Account assets Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2023 and 2022, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations. (Amounts in thousands) December 31, 2023 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] Macro hedge program Interest rate swaptions $ 33,850 Option model Interest rate volatility —% 3% Increase Equity options [2] 54,849 Option model Equity volatility 12% 20% Increase [1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. (Amounts in thousands) December 31, 2022 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] Macro hedge program Equity options [2] $ 235,827 Option model Equity volatility 18% 64% Increase [1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 33

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2023 and 2022: Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan. 1, 2023 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2023 Assets Common stocks - unaffiliated $ 3,443 $ — $ — $ — $ — $ — $ — $ — $ 3,443 Total bonds and stocks 3,443 — — — — — — — 3,443 Derivatives Macro hedge program 251,081 — — — (61,387) 119,831 — (215,392) 94,133 Total derivatives [3] 251,081 — — — (61,387) 119,831 — (215,392) 94,133 Total assets $ 254,524 $ — $ — $ — $ (61,387) $ 119,831 $ — $ (215,392) $ 97,576 Total liabilities $ — $ — $ — $ — $ — $ — $ — $ — $ — [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. [2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan. 1, 2022 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2022 Assets Common stocks - unaffiliated $ 1,681 $ — $ — $ — $ — $ 1,762 $ — $ — $ 3,443 Total bonds and stocks 1,681 — — — — 1762 — — 3,443 Derivatives Macro hedge program 203,683 — — — 116,000 115,897 — (184,499) 251,081 Total derivatives [3] 203,683 — — — 116,000 115,897 — (184,499) 251,081 Total assets $ 205,364 $ — $ — $ — $ 116,000 $ 117,659 $ — $ (184,499) $ 254,524 Total liabilities $ — $ — $ — $ — $ — $ — $ — $ — $ — [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. [2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. Fair Values for All Financial Instruments by Levels 1, 2 and 3 The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 34

(Amounts in thousands) December 31, 2023 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value (NAV) Not Practicable (Carrying Value) Assets Bonds - unaffiliated $ 3,608,395 $ 3,900,301 $ — $ 3,002,289 $ 606,106 $ — $ — Common stocks - unaffiliated 9,124 9,124 5,681 — 3,443 — — Mortgage loans 724,253 791,529 — — 724,253 — — Cash, cash equivalents and short-term investments - unaffiliated 357,261 357,261 357,261 — — — — Cash, cash equivalents and short-term investments - affiliated 140,000 140,000 — — 140,000 — — Derivative related assets 98,064 98,129 3,931 94,133 — — — Contract loans 86,753 86,753 — — 86,753 — — Surplus debentures 41,383 41,836 — 41,383 — — — Separate Account assets [1] 23,294,728 23,294,728 23,294,728 — — — — Total assets $ 28,359,961 $ 28,719,661 $ 23,661,601 $ 3,137,805 $ 1,560,555 $ — $ — Liabilities Liability for deposit-type contracts $ (156,536) $ (156,536) $ — $ — $ (156,536) $ — $ — Derivative related liabilities (30,011) $ (30,077) — (30,011) — — — Separate Account liabilities (23,294,728) (23,294,728) (23,294,728) — — — — Total liabilities $ (23,481,275) $ (23,481,341) $ (23,294,728) $ (30,011) $ (156,536) $ — $ — [1] Excludes approximately $(11) million, at December 31, 2023, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. (Amounts in thousands) December 31, 2022 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value(NAV) Not Practicable (Carrying Value) Assets Bonds - unaffiliated $ 3,726,696 $ 4,138,349 $ — $ 3,259,227 $ 467,469 $ — $ — Bonds - affiliated — — — — — — — Preferred stocks - unaffiliated 24,626 24,626 — 24,626 — — — Common stocks - unaffiliated 9,037 9,037 5,594 — 3,443 — — Mortgage loans 907,343 994,929 — — 907,343 — — Cash, cash equivalents and short-term investments - unaffiliated 308,374 308,374 193,508 114,866 — — — Derivative related assets 327,677 324,672 — 45,087 282,590 — — Contract loans 88,065 88,065 — — 88,065 — — Surplus debentures 41,174 41,838 — 24,825 16,349 — — Low-income housing tax credits 8 8 — — 8 — — Separate Account assets [1] 22,171,530 22,171,530 22,171,530 — — — — Total assets $ 27,604,530 $ 28,101,428 $ 22,370,632 $ 3,468,631 $ 1,765,267 $ — $ — Liabilities Liability for deposit-type contracts $ (169,983) $ (169,983) $ — $ — $ (169,983) $ — $ — Derivative related liabilities (137,350) (82,797) — (105,841) (31,509) — — Separate Account liabilities (22,171,530) (22,171,530) (22,171,530) — — — — Total liabilities $ (22,478,863) $ (22,424,310) $ (22,171,530) $ (105,841) $ (201,492) $ — $ — [1] Excludes approximately $7 million, at December 31, 2022, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 35

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of cash, cash equivalents and short-term investments approximates fair value. Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans. The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values. The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans. At December 31, 2023 and 2022 the Company had no investments where it was not practicable to estimate fair value. 5. Income Taxes A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows: 1 2023 Ordinary Capital Total (a) Gross DTA $ 162,998,357 $ 2,721,299 $ 165,719,656 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 162,998,357 2,721,299 165,719,656 (d) Deferred tax assets nonadmitted 38,638,543 — 38,638,543 (e) Subtotal net admitted deferred tax assets 124,359,814 2,721,299 127,081,113 (f) Deferred tax liabilities 35,857,023 35,434,090 71,291,113 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 88,502,791 $ (32,712,791) $ 55,790,000 2 2023 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 53,178,189 2,611,811 55,790,000 (1) DTAs expected to be realized after the balance sheet date 53,178,189 2,611,811 55,790,000 (2) DTAs allowed per limitation threshold XXX XXX 124,672,434 (c) DTAs offset against DTLs 71,181,625 109,488 71,291,113 (d) DTAs admitted as a result of application of SSAP No. 101 $ 124,359,814 $ 2,721,299 $ 127,081,113 3 (a) Ratio % used to determine recovery period and threshold limitation 966% (b) Adjusted capital and surplus used to determine 2(b) thresholds 831,149,559 4 2023 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 162,998,357 $ 2,721,299 (2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies — % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 124,359,814 $ 2,721,299 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 2% — % (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 36

1 2022 Ordinary Capital Total (a) Gross DTA $ 148,502,633 $ 2,806,771 $ 151,309,404 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 148,502,633 2,806,771 151,309,404 (d) Deferred tax assets nonadmitted — — — (e) Subtotal net admitted deferred tax assets 148,502,633 2,806,771 151,309,404 (f) Deferred tax liabilities 51,934,982 48,650,340 100,585,322 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 96,567,651 $ (45,843,569) $ 50,724,082 2 2022 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 48,587,737 2,641,263 51,229,000 (1) DTAs expected to be realized after the balance sheet date 48,587,737 2,641,263 51,229,000 (2) DTAs allowed per limitation threshold XXX XXX 107,757,330 (c) DTAs offset against DTLs 99,914,896 165,508 100,080,404 (d) DTAs admitted as a result of application of SSAP No. 101 $ 148,502,633 $ 2,806,771 $ 151,309,404 3 (a) Ratio % used to determine recovery period and threshold limitation 1043% (b) Adjusted capital and surplus used to determine 2(b) thresholds 897,905,089 4 2022 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 148,502,633 $ 2,806,771 (2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies 1% — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 148,502,633 $ 2,806,771 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 2% — % (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ 1 Change During 2023 Ordinary Capital Total (a) Gross DTA $ 14,495,724 $ (85,472) $ 14,410,252 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 14,495,724 (85,472) 14,410,252 (d) Deferred tax assets nonadmitted 38,638,543 — 38,638,543 (e) Subtotal net admitted deferred tax assets (24,142,819) (85,472) (24,228,291) (f) Deferred tax liabilities (16,077,959) (13,216,250) (29,294,209) (g) Net admitted deferred tax asset/(net deferred tax liability) $ (8,064,860) $ 13,130,778 $ 5,065,918 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 37

2 Change During 2023 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 4,590,452 (29,452) 4,561,000 (1) DTAs expected to be realized after the balance sheet date 4,590,452 (29,452) 4,561,000 (2) DTAs allowed per limitation threshold XXX XXX (10,013,329) (c) DTAs offset against DTLs (28,733,271) (56,020) (28,789,291) (d) DTAs admitted as a result of application of SSAP No. 101 $ (24,142,819) $ (85,472) $ (24,228,291) 3 (a) Ratio % used to determine recovery period and threshold limitation (77)% (b) Adjusted capital and surplus used to determine 2(b) thresholds $(66,755,530) 4 Change During 2023 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 14,495,724 $ (85,472) (2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies (1) % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ (24,142,819) $ (85,472) (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies — % — % B. DTLs are not recognized for the following amounts: Not Applicable. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 38

C. Significant Components of Income Taxes Incurred 1. The components of current income tax (benefit)/expense are as follows: 2023 2022 Change (a) Federal $ 19,898,443 $ (24,113,001) $ 44,011,444 (b) Foreign — — — (c) Subtotal 19,898,443 (24,113,001) 44,011,444 (d) Federal income tax on net capital gains 12,188,360 7,275,024 4,913,336 (e) Utilization of capital loss carryforwards — — — (f) Other — — — (g) Federal and foreign income taxes incurred $ 32,086,803 $ (16,837,977) $ 48,924,780 2. The main components of the period end deferred tax amounts and the change in those components are as follows: 2023 2022 Change DTA: Ordinary Policyholder reserves $ 43,481,897 $ 44,037,752 $ (555,855) Deferred acquisition costs 100,349,364 88,959,591 11,389,773 Compensation and benefits — 31,500 (31,500) Investments — — Net operating loss carryforward — — Tax credit carryforward 13,130,850 9,330,850 3,800,000 Other 6,036,246 6,142,940 (106,694) Subtotal: DTA Ordinary 162,998,357 148,502,633 14,495,724 Ordinary statutory valuation allowance — — — Total adjusted gross ordinary DTA 162,998,357 148,502,633 14,495,724 Nonadmitted ordinary DTA 38,638,543 — 38,638,543 Admitted ordinary DTA 124,359,814 148,502,633 (24,142,819) DTA: Capital Investments 2,721,299 2,806,771 (85,472) Subtotal: DTA Capital 2,721,299 2,806,771 (85,472) Capital statutory valuation allowance — — — Total adjusted gross capital DTA 2,721,299 2,806,771 (85,472) Nonadmitted capital DTA — — — Admitted capital DTA 2,721,299 2,806,771 (85,472) Total Admitted DTA $ 127,081,113 $ 151,309,404 $ (24,228,291) DTL: Ordinary Investments $ 33,473,247 $ 48,359,318 $ (14,886,071) Deferred and uncollected premium — — — Policyholder reserves 2,383,776 3,575,664 (1,191,888) Other — — — Gross DTL ordinary 35,857,023 51,934,982 (16,077,959) DTL: Capital Investments 35,434,090 48,650,340 (13,216,250) Other — — — Gross DTL capital 35,434,090 48,650,340 (13,216,250) Total DTL 71,291,113 100,585,322 (29,294,209) Net adjusted DTA/(DTL) $ 55,790,000 $ 50,724,082 $ 5,065,918 Adjust for the change in deferred tax on unrealized gains/losses (10,983,625) Adjust for the change in nonadmitted deferred tax 38,638,543 Adjusted change in net deferred Income Tax $ 32,720,836 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 39

D. Reconciliation of federal income tax rate to actual effective rate: The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows: % of Pre-tax % of Pre-tax % of Pre-tax 2023 income 2022 income 2021 income Tax effect $ 48,298,991 Tax effect $ (19,256,266) Tax effect $ 120,579,910 Statutory tax $ 10,142,788 21.00% $ (4,043,816) 21.00% $ 25,321,781 21.00 % Tax preferred investments (17,031,728) (35.26) % (18,282,825) 94.94% (14,088,142) (11.68) % Interest maintenance reserve (856,738) (1.77) % 2,375,769 (12.34) % (14,320,937) (11.88) % Amortization of inception gain (3,454,265) (7.15) % (4,974,717) 25.83% (4,974,717) (4.13) % VA Hedge gains reported in surplus 14,478,051 29.98% 34,656,802 (179.98) % 4,415,554 3.66 % Change in basis of computing reserves — — % 5,136,894 (26.68) % — — % Prior period adjustments (593,187) (1.23) % (890,709) 4.63% 610,865 0.51 % Change in deferred tax on non-admitted assets (54,419) (0.11) % 454,237 (2.36) % (258,548) (0.21) % Foreign related investments (3,002,000) (6.22) % (1,824,900) 9.48% (2,765,000) (2.29) % All other (262,535) (0.56) % 32,089 (0.16) % 51,898 0.02 % Total statutory income tax (634,033) (1.32) % 12,638,824 (65.64) % (6,007,246) (5.00) % Federal and foreign income taxes incurred 32,086,803 66.43% (16,837,977) 87.44% (14,031,146) (11.64) % Change in net deferred income taxes (32,720,836) (67.75) % 29,476,801 (153.09) % 8,023,900 6.64 % Total statutory income tax $ (634,033) (1.32) % $ 12,638,824 (65.64) % $ (6,007,246) (5.00) % E. Operating loss and tax credit carryforwards and protective tax deposits 1. At December 31, 2023, the Company had $0 of net operating loss carryforwards, and $13,130,850 of foreign tax credit carryovers which expire between 2028 and 2033. 2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are: 2023 — 2022 — 2021 — 3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2023. F. Consolidated Federal Income Tax Return 1. The Company's federal income tax return is included within TR Re, Ltd.'s ("TR Re"), consolidated federal income tax return. The consolidated federal income tax return includes the following entities: TR Re, Ltd. Talcott Resolution Life Insurance Company Talcott Resolution Life and Annuity Insurance Company American Maturity Life Insurance Company 2. Federal Income Tax Allocation Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 40

6. Reinsurance The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $85,525,728 and $5,122,615 respectively, as of December 31, 2023 and $61,453,139 and $28,770,054 respectively, as of December 31, 2022. The effect of reinsurance as of and for the years ended December 31 is summarized as follows: 2023 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,910,472,242 $ 430,711,040 $ (14,902,548,096) $ 4,438,635,186 Liability for deposit-type contracts 733,418,140 430,092 (577,312,682) 156,535,550 Policy and contract claim liabilities 209,526,698 14,022,376 (199,675,762) 23,873,312 Premium and annuity considerations 774,475,502 51,512,860 (751,972,988) 74,015,374 Death, annuity, disability and other benefits 1,600,431,230 80,743,759 (1,469,947,683) 211,227,306 Surrenders and other fund withdrawals 2,452,684,835 158,857,240 (1,404,968,467) 1,206,573,608 2022 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 19,616,158,015 $ 456,864,211 $ (15,407,884,903) $ 4,665,137,323 Liability for deposit-type contracts 812,556,516 334,089 (642,907,752) 169,982,853 Policy and contract claim liabilities 188,184,446 9,608,492 (179,696,152) 18,096,786 Premium and annuity considerations 819,381,471 62,675,930 (828,399,766) 53,657,635 Death, annuity, disability and other benefits 1,550,348,958 97,923,497 (1,421,232,189) 227,040,266 Surrenders and other fund withdrawals 2,340,373,565 131,470,492 (1,354,829,420) 1,117,014,637 2021 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,830,507,419 $ 859,279,164 $ (14,859,366,482) $ 4,830,420,101 Liability for deposit-type contracts 899,531,652 246,818 (716,010,403) 183,768,067 Policy and contract claim liabilities 231,270,273 21,147,387 (228,987,444) 23,430,216 Premium and annuity considerations 901,362,020 82,943,229 (14,308,900,870) (13,324,595,621) Death, annuity, disability and other benefits 1,654,726,072 127,708,572 (1,453,150,077) 329,284,567 Surrenders and other fund withdrawals 2,981,648,379 178,837,868 (401,880,296) 2,758,605,951 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 41

A. External reinsurance The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2023, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $13.8 billion for Prudential Financial Inc. ("Prudential") offset by $10.3 billion of market value of assets held in trust, for a net exposure of $3.5 billion. In addition, reserve credits totaling $1.6 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.5 billion of market value of assets held in trust, for a net exposure of $0.1 billion. As of December 31, 2022, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $14.3 billion for Prudential offset by $10.0 billion of market value of assets held in trust, for a net exposure of $4.3 billion. In addition, reserve credits totaling $1.7 billion for Commonwealth Annuity and Life Insurance Company were offset by $1.7 billion of market value of assets held in trust, for no net exposure. The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $18,386,767 in 2023, a decrease of $15,876,410 from the 2022 balance of $34,263,177. The total amount of reinsurance credits taken for this agreement was $23,274,388 in 2023, a decrease of $20,096,723 from the 2022 balance of $43,371,111. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $13.2 million, $19.0 million, and $19.0 million in 2023, 2022 and 2021, respectively. In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $3.3 million, $4.7 million, and $4.7 million in 2023, 2022, and 2021, respectively. B. Reinsurance Ceded to Affiliates The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 42

7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company reported $15,010,012 and $0 as payable to parents, subsidiaries and affiliates as of December 31, 2023 and 2022, respectively. Amounts are settled in accordance with terms of the agreements. Effective September 21, 2022, TLA entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, TLR and TLAR. TLA may lend a total of $200M in aggregate to the affiliates. TLA may also borrow a total of $600M consisting of $200M from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. On January 27, 2023, TLA loaned $60M to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.5% and the maturity date was January 26, 2024. The loan was repaid on December 21, 2023. On October 16, 2023, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan is 5.22% and the maturity date is October 15, 2024. Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2023 and 2022. On July 6, 2023, TLA paid a dividend of $94,800,000 to TL, the Company's parent. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expenses accrued for the Company during 2023 and 2022 were immaterial. As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for- dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2023 and 2022, were immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2023 and 2022. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 43

9. Debt A. FHLB (Federal Home Loan Bank) Agreements 1. The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023 and 2022, there were no advances outstanding. State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2023 and 2022, the Company's pledge limits were $222 million and $237 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock. 2. FHLB Capital Stock a. Aggregate Totals 1. As of December 31, 2023 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A — — — b. Membership Stock - Class B 3,443,100 3,443,100 — c. Activity Stock — — — d. Excess Stock — — — e. Aggregate Total (a+b+c+d) 3,443,100 3,443,100 — f. Actual or estimated borrowing capacity as determined by the insurer 222,000,000 222,000,000 — 2. As of December 31, 2022 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A — — — b. Membership Stock - Class B 3,443,100 3,443,100 — c. Activity Stock — — — d. Excess Stock — — — e. Aggregate Total (a+b+c+d) 3,443,100 3,443,100 — f. Actual or estimated borrowing capacity as determined by the insurer 237,000,000 237,000,000 — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 44

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2023 Eligible for Redemption Membership Stock 1 Current Period Total (2+3+4+5+6) 2 Not Eligible for Redemption 3 Less Than 6 Months 4 6 Months to Less than 1 Year 5 1 to Less than 3 Years 6 3 to 5 Years 1 Class A $ — $ — $ — $ — $ — 2 Class B 3,443,100 3,425,139 17,961 — — — 3. Collateral Pledged to FHLB a. Amount Pledged as of December 31, 2023 1 Fair Value 2 Carrying Value Aggregate Total Borrowing 1 Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3) $ 107,759,543 $ 115,270,467 $ — 2 Current Year General Account: Total Collateral Pledged 107,759,543 115,270,467 — 3 Current Year Separate Account: Total Collateral Pledged — — — 4 Prior Year-end Total General and Separate Accounts: Total Collateral Pledged 186,029,443 198,182,721 — b. Maximum Amount Pledged During Reporting Period 1 Fair Value 2 Carrying Value 3 Amount Borrowed at Time of Maximum Collateral 1 Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3) 189,629,200 197,338,243 $ — 2 Current Year General Account Maximum Collateral Pledged 189,629,200 197,338,243 — 3 Current Year Separate Account Maximum Collateral Pledged — — — 4 Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged 186,029,443 198,182,721 — 4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date The Company had no borrowings from the FHLB as of December 31, 2023 and 2022. c. FHLB - Prepayment Obligations The Company does not have any prepayment obligations as of December 31, 2023 and 2022. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 45

10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2022, and 2021. For additional information on dividends paid in 2023, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $428,005,810 in 2024. Unassigned Funds The portion of unassigned funds represented or reduced by each item below at December 31 was as follows: 2023 2022 Unrealized capital losses, gross of tax $ 48,131,871 $ 31,155,039 Asset valuation reserve (138,843,958) (150,405,868) Nonadmitted asset values (55,038,614) (16,142,494) Separate Account expense allowance 24,470,651 25,657,707 11. Separate Accounts The Company maintained Separate Account assets totaling $23,305,545,372 and $22,177,651,722 as of December 31, 2023 and 2022, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts. The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2023 and 2022, the Company’s Separate Account statement included legally insulated assets of $23,305,545,372 and $22,177,651,722, respectively. Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations. Separate Account fees, net of minimum guarantees, were $458,449,252, $487,028,149 and $551,133,174 for the years ended December 31, 2023, 2022 and 2021, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 46

An analysis of the Separate Accounts as of December 31, 2023 is as follows: Indexed Nonindexed Guaranteed Less Than or Equal to 4% Nonindexed Guaranteed More Than 4% Nonguaranteed Separate Accounts Total Premium considerations or deposits for the year ended December 31, 2023 $ — $ — $ — $ 254,614,684 $ 254,614,684 Reserves at year-end: For accounts with assets at: Fair value $ — $ — $ — $ 23,254,087,606 $ 23,254,087,606 Amortized cost — — — — — Total reserves $ — $ — $ — $ 23,254,087,606 $ 23,254,087,606 By withdrawal characteristics: Subject to discretionary withdrawal $ — $ — $ — $ — $ — With market value adjustment — — — — — At book value without market value adjustment and with surrender charge of 5% or more — — — — — At fair value — — — 23,038,638,737 23,038,638,737 At book value without market value adjustment and with surrender charge of less than 5% — — — — — Subtotal — — — 23,038,638,737 23,038,638,737 Not subject to discretionary withdrawal — — — 215,448,869 215,448,869 Total $ — $ — $ — $ 23,254,087,606 $ 23,254,087,606 Below is a reconciliation of net transfers from Separate Accounts: December 31, 2023 December 31, 2022 December 31, 2021 Transfer to Separate Accounts 254,614,683 $ 267,966,954 $ 324,159,709 Transfer from Separate Accounts 2,394,979,793 2,380,057,675 3,133,066,954 Net Transfer from Separate Accounts (2,140,365,110) (2,112,090,721) (2,808,907,245) Internal exchanges and other Separate Account activity (4,196,019) (14,860,797) (5,072,046) Transfer from Separate Accounts on the Statements of Operations $ (2,144,561,129) $ (2,126,951,518) $ (2,813,979,291) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 47

12. Commitments and Contingent Liabilities A. Litigation On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in two putative class action lawsuits in the United States District Courts for the District of Connecticut and the District of Massachusetts. These cases are captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. (MA) and Guitang v. Talcott Resolution Life Insurance Company (CT). The lawsuits relate to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a third-party service provider for Talcott Resolution, uses the MOVEit file transfer system in the performance of its services. PBI has used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiffs seek to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident. Plaintiffs allege that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaints assert claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend these actions. The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company. B. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2023, 2022, and 2021. The Company had immaterial guaranty fund receivables as of December 31, 2023 and 2022, respectively. C. Contingent Commitments As of December 31, 2023 and 2022, the Company has outstanding commitments totaling $263,685,006 and $320,634,407, respectively, of which $182,114,249 and $179,360,416, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2023 and 2022, $81,570,757 and $141,273,991, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $0 and $0 are related to various funding obligations associated with private placement securities, as of December 31, 2023 and 2022, respectively. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 48

Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2023 and December 31, 2022, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. D. Leases Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $723,965, $767,400 and $836,059 in 2023, 2022, and 2021, respectively. Future minimum rental commitments are immaterial. The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut. The Company relocated its office from Windsor, Connecticut to Hartford, Connecticut in September 2023. E. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2019, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events The Company has evaluated events subsequent to December 31, 2023, through April 23, 2024, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 49